UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

Annual Report
and Shareholder Letter

December 31, 2018

Franklin Fund Allocator Series

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the 12 months ended December 31, 2018, the U.S. economy continued to grow amid mostly positive economic data and corporate earnings, but financial markets experienced volatility due to trade concerns and geopolitical stress. The U.S. Federal Reserve (Fed) increased its federal funds rate by 0.25% four times during the year, bringing the rate from 1.50% at the start of the period to 2.50% by period-end, although it reduced the number of projected rate increases for 2019. The Fed cited continued strength in the labor market and household spending as evidence of solid economic growth, and it noted stable inflation levels and little change in expected longer-term inflation.

In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), declined 6.24% (the index declining from 2,673.61 to 2,506.85).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index (MSCI), declined 10.44% (the index declining from 2,103.448 to 1,883.901).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +0.01% total return

(an index increase from 2,046.37 to 2,046.60), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

1. Source: Copyright © 2019, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -4.38% (index total return resulting in a decline from 5,212.76 to 4,984.22) and MSCI -8.20% (index total return resulting in a decline from 8,466.345 to 7,771.710).

4. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of December 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Annual Report

Economic and Market Overview

The global economy expanded during the 12 months under review, despite weakness in certain regions. Global developed and emerging market stocks were aided at certain points during the period by higher crude oil prices, upbeat economic data, easing trade tensions and encouraging corporate earnings reports, as well as indications of a slower pace of interest-rate increases from the U.S. Federal Reserve (Fed).

However, various factors weighed on global markets during the period, including concerns about tighter regulation of technology companies, political uncertainties in the U.S. and the European Union, and major central banks’ interest-rate path and unwinding of monetary stimulus measures. Markets were further pressured by U.S. trade disputes with its allies and China, and their impact on global growth and corporate earnings. In this environment, global stocks, as measured by the MSCI All Country World Index, had a -8.93% total return for the 12 months ended December 31, 2018.1

The U.S. economy grew during the 12-month period. After moderating for three consecutive quarters, the economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending. However, growth moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 4.1% in December 2017 to 3.9% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.1% in December 2017 to 1.9% at period-end.2 The Fed raised its target range for the federal funds rate four times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. At its December meeting, the Fed reduced the projected 2019 rate increases to two, compared to three projected previously.

In Europe, the U.K.’s quarterly economic growth moderated in 2018’s first quarter, but accelerated in 2018’s second and third quarters. The Bank of England raised its key policy rate once during the review period. After moderating in 2018’s first quarter, the eurozone’s quarterly growth remained stable in the second quarter, but eased in the third quarter. The bloc’s annual inflation rate ended the period higher than in December 2017. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In December 2018, the ECB confirmed its plan to conclude its bond purchase program at the end of 2018 and reiterated it expects key interest rates to remain unchanged through the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) grew in 2018’s second quarter, following a contraction in the first quarter, but contracted again in the third quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth remained stable in 2018’s first and second quarters, but accelerated in the third quarter. The Central Bank of Brazil lowered its benchmark interest rate twice during the period. Russia’s annual GDP growth rate accelerated in 2018’s first and second quarters, but moderated in the third quarter. After lowering its key rate twice early in the period, the Bank of Russia raised it twice in the period’s second half to curtail inflation risks. China’s annual GDP grew at a stable rate in 2018’s first quarter, but it moderated in the second and third quarters. The People’s Bank of China left its benchmark interest rate unchanged during the period, but it took measures to improve financial liquidity to mitigate the negative effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -14.25% total return during the period.1

The foregoing information reflects our analysis and opinions as of December 31, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

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Franklin Conservative Allocation Fund

This annual report for Franklin Conservative Allocation Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -3.44% cumulative total return for the 12 months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Low Duration Total Return Fund – Class R6	15.4%
Franklin U.S. Government Securities Fund – Class R6	13.9%
Franklin Growth Fund – Class R6	10.1%
Franklin Strategic Income Fund – Class R6	9.9%
Templeton Global Total Return Fund – Class R6	6.9%
Franklin Rising Dividends Fund – Class R6	5.5%
Franklin LibertyQ U.S. Equity ETF	5.2%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.0%
Franklin DynaTech Fund – Class R6	4.8%
Franklin Floating Rate Daily Access Fund – Class R6	3.5%

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 52.8% of total net assets to fixed income, 40.9% to

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 27.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

equity and 4.9% to alternative strategies. Domestic fixed income exposure was 81.1% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6, represented 15.4% of the Fund’s total net assets, and was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 71.6% of the Fund’s total equity weighting, with the balance represented by foreign equity. The Portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2018, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 10.1% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the MSCI ACWI. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund – Class R6 outperformed the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	-3.44%		-8.72%

5-Year	+12.60%		+1.25%

10-Year	+75.43%		+5.18%

Advisor
1-Year	-3.19%		-3.19%

5-Year	+14.08%		+2.67%

10-Year	+79.98%		+6.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 8 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.3841	$0.0247	$0.6187	$1.0275
C	$0.2690	$0.0247	$0.6187	$0.9124
R	$0.3448	$0.0247	$0.6187	$0.9882
R6	$0.4345	$0.0247	$0.6187	$1.0779
Advisor	$0.4214	$0.0247	$0.6187	$1.0648

Total Annual Operating Expenses6

Share Class
A	1.20%
Advisor	0.95%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$964.20	$3.12	$1,022.03	$3.21	0.63%
C	$1,000	$960.50	$6.82	$1,018.25	$7.02	1.38%
R	$1,000	$963.30	$4.35	$1,020.77	$4.48	0.88%
R6	$1,000	$966.00	$1.49	$1,023.69	$1.53	0.30%
Advisor	$1,000	$965.60	$1.88	$1,023.29	$1.94	0.38%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

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Franklin Moderate Allocation Fund

This annual report for Franklin Moderate Allocation Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -4.82% cumulative total return for the 12 months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	15.1%
Franklin Low Duration Total Return Fund – Class R6	9.7%
Franklin U.S. Government Securities Fund – Class R6	8.6%
Franklin Rising Dividends Fund – Class R6	8.0%
Franklin LibertyQ U.S. Equity ETF	7.8%
Franklin DynaTech Fund – Class R6	7.2%
Franklin Strategic Income Fund – Class R6	6.1%
Franklin Pelagos Commodities Strategy Fund – Class R6	5.0%
Templeton Foreign Fund – Class R6	4.5%
Templeton Global Total Return Fund – Class R6	4.3%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 60.8% of total net assets to equity, 32.8% to fixed income and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 34.

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FRANKLIN MODERATE ALLOCATION FUND

5.0% to alternative strategies. Domestic equity exposure was 71.5% of the total equity weighting, with the balance represented by foreign equity. The Portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2018, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 15.1% of total net assets. On the fixed income side, domestic exposure was 80.8% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 9.7% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the MSCI ACWI. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund – Class R6 outperformed the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A4
1-Year	-4.82%	-10.06%

5-Year	+17.27%	+2.07%

10-Year	+101.65%	+6.66%

Advisor
1-Year	-4.57%	-4.57%

5-Year	+18.80%	+3.51%

10-Year	+106.79%	+7.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

12	Annual Report	franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 14 for Performance Summary footnotes.

franklintempleton.com	Annual Report	13

FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.3345	$0.0492	$0.9033	$1.2870
C	$0.2061	$0.0492	$0.9033	$1.1586
R	$0.2871	$0.0492	$0.9033	$1.2396
R6	$0.3901	$0.0492	$0.9033	$1.3426
Advisor	$0.3765	$0.0492	$0.9033	$1.3290

Total Annual Operating Expenses6

Share Class
A	1.24%
Advisor	0.99%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

14	Annual Report	franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$947.10	$3.09	$1,022.03	$3.21	0.63%
C	$1,000	$943.40	$6.76	$1,018.25	$7.02	1.38%
R	$1,000	$946.00	$4.32	$1,020.77	$4.48	0.88%
R6	$1,000	$948.60	$1.42	$1,023.74	$1.48	0.29%
Advisor	$1,000	$947.90	$1.87	$1,023.29	$1.94	0.38%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	15

Franklin Growth Allocation Fund

This annual report for Franklin Growth Allocation Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -6.45% cumulative total return for the 12 months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 18.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	20.0%
Franklin Rising Dividends Fund – Class R6	10.7%
Franklin LibertyQ U.S. Equity ETF	10.3%
Franklin DynaTech Fund – Class R6	9.5%
Templeton Foreign Fund – Class R6	6.0%
Franklin LibertyQ Emerging Markets ETF	5.4%
Franklin Pelagos Commodities Strategy Fund – Class R6	4.9%
Franklin International Small Cap Growth Fund – Class R6	4.3%
Franklin Low Duration Total Return Fund – Class R6	3.9%
Franklin Utilities Fund – Class R6	3.6%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 80.6% of total net assets to equity, 12.8% to fixed income and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 41.

16	Annual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

4.9% to alternative strategies. Domestic equity exposure was 71.5% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2018, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 20.0% of total net assets. On the fixed income side, domestic exposure was 81.3% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund –Class R6 was our largest fixed income fund weighting at 3.9% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the MSCI ACWI. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund –Class R6 outperformed the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	17

FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4

1-Year	-6.45%		-11.62%

5-Year	+21.51%		+2.81%

10-Year	+135.79%		+8.34%

Advisor

1-Year	-6.23%		-6.23%

5-Year	+23.04%		+4.23%

10-Year	+141.86%		+9.23%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

18	Annual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 20 for Performance Summary footnotes.

franklintempleton.com	Annual Report	19

FRANKLIN GROWTH ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.3015	$0.0598	$1.2022	$1.5635
C	$0.1012	$0.0598	$1.2022	$1.3632
R	$0.2349	$0.0598	$1.2022	$1.4969
R6	$0.3708	$0.0598	$1.2022	$1.6328
Advisor	$0.3484	$0.0598	$1.2022	$1.6104

Total Annual Operating Expenses6

	With Fee	Without Fee
Share Class	Waiver	Waiver
A	1.26%	1.27%
Advisor	1.01%	1.02%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

20	Annual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$927.70	$3.21	$1,021.88	$3.36	0.66%
C	$1,000	$924.20	$6.84	$1,018.10	$7.17	1.41%
R	$1,000	$926.80	$4.42	$1,020.62	$4.63	0.91%
R6	$1,000	$929.60	$1.41	$1,023.74	$1.48	0.29%
Advisor	$1,000	$928.90	$1.99	$1,023.14	$2.09	0.41%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	21

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Conservative Allocation Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$14.86	$13.74	$13.40	$14.53	$14.65

Income from investment operations[a]:

Net investment income[b,c]	0.39	0.20	0.14	0.28	0.40

Net realized and unrealized gains (losses)	(0.90)	1.25	0.45	(0.60)	0.09

Total from investment operations	(0.51)	1.45	0.59	(0.32)	0.49

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.38)	(0.24)	(0.15)	(0.28)	(0.42)

Net realized gains	(0.64)	(0.09)	(0.10)	(0.53)	(0.19)

Total distributions	(1.02)	(0.33)	(0.25)	(0.81)	(0.61)

Net asset value, end of year.	$13.33	$14.86	$13.74	$13.40	$14.53

Total return[d]	(3.44)%	10.58%	4.39%	(2.26)%	3.35%

Ratios to average net assets

Expenses[e,f]	0.63% [g]	0.63%	0.63%	0.62%	0.63%

Net investment income[c]	2.57%	1.37%	1.01%	1.97%	2.67%

Supplemental data

Net assets, end of year (000’s)	$778,221	$800,141	$809,039	$905,537	$910,523

Portfolio turnover rate	30.70%	17.99%	34.83%	17.69%	16.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gBenefit of expense reduction rounds to less than 0.01%.

22	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$14.57	$13.47	$13.15	$14.27	$14.40

Income from investment operations[a]:

Net investment income[b,c]	0.24	0.09	0.04	0.17	0.28

Net realized and unrealized gains (losses)	(0.84)	1.23	0.43	(0.58)	0.09

Total from investment operations	(0.60)	1.32	0.47	(0.41)	0.37

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.27)	(0.13)	(0.05)	(0.18)	(0.31)

Net realized gains	(0.64)	(0.09)	(0.10)	(0.53)	(0.19)

Total distributions	(0.91)	(0.22)	(0.15)	(0.71)	(0.50)

Net asset value, end of year.	$13.06	$14.57	$13.47	$13.15	$14.27

Total return[d]	(4.14)%	9.80%	3.55%	(2.96)%	2.58%

Ratios to average net assets

Expenses[e,f]	1.38% [g]	1.38%	1.37%	1.37%	1.38%

Net investment income[c]	1.82%	0.62%	0.27%	1.22%	1.92%

Supplemental data

Net assets, end of year (000’s)	$285,547	$423,890	$470,582	$536,548	$549,222

Portfolio turnover rate	30.70%	17.99%	34.83%	17.69%	16.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$14.80	$13.69	$13.35	$14.48	$14.60

Income from investment operations[a]:

Net investment income[b,c]	0.33	0.16	0.10	0.24	0.35

Net realized and unrealized gains (losses)	(0.87)	1.24	0.45	(0.59)	0.10

Total from investment operations	(0.54)	1.40	0.55	(0.35)	0.45

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.34)	(0.20)	(0.11)	(0.25)	(0.38)

Net realized gains	(0.64)	(0.09)	(0.10)	(0.53)	(0.19)

Total distributions	(0.98)	(0.29)	(0.21)	(0.78)	(0.57)

Net asset value, end of year	$13.28	$14.80	$13.69	$13.35	$14.48

Total return	(3.64)%	10.25%	4.15%	(2.52)%	3.10%

Ratios to average net assets

Expenses[d,e]	0.88% [f]	0.88%	0.88%	0.87%	0.88%

Net investment income[c]	2.32%	1.12%	0.76%	1.72%	2.42%

Supplemental data

Net assets, end of year (000’s)	$80,338	$103,629	$124,018	$139,592	$159,897

Portfolio turnover rate	30.70%	17.99%	34.83%	17.69%	16.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

fBenefit of expense reduction rounds to less than 0.01%.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$14.84	$13.72	$13.39	$14.52	$14.63

Income from investment operations[a]:

Net investment income[b,c]	0.44	0.25	0.18	0.36	0.33

Net realized and unrealized gains (losses)	(0.90)	1.25	0.44	(0.63)	0.22

Total from investment operations	(0.46)	1.50	0.62	(0.27)	0.55

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.43)	(0.29)	(0.19)	(0.33)	(0.47)

Net realized gains	(0.64)	(0.09)	(0.10)	(0.53)	(0.19)

Total distributions	(1.07)	(0.38)	(0.29)	(0.86)	(0.66)

Net asset value, end of year	$13.31	$14.84	$13.72	$13.39	$14.52

Total return	(3.11)%	10.99%	4.69%	(1.93)%	3.79%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.40%	0.32%	0.30%	0.29%	0.28%

Expenses net of waiver and payments by affiliates[d]	0.29% [e]	0.28%	0.28%	0.28%	0.28% [f]

Net investment income[c]	2.91%	1.72%	1.36%	2.31%	3.02%

Supplemental data

Net assets, end of year (000’s)	$2,253	$2,149	$2,197	$2,282	$1,654

Portfolio turnover rate	30.70%	17.99%	34.83%	17.69%	16.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$14.86	$13.74	$13.39	$14.52	$14.64

Income from investment operations[a]:

Net investment income[b,c]	0.43	0.25	0.17	0.32	0.41

Net realized and unrealized gains (losses)	(0.90)	1.24	0.45	(0.60)	0.11

Total from investment operations	(0.47)	1.49	0.62	(0.28)	0.52

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.42)	(0.28)	(0.17)	(0.32)	(0.45)

Net realized gains	(0.64)	(0.09)	(0.10)	(0.53)	(0.19)

Total distributions	(1.06)	(0.37)	(0.27)	(0.85)	(0.64)

Net asset value, end of year	$13.33	$14.86	$13.74	$13.39	$14.52

Total return	(3.19)%	10.88%	4.69%	(2.02)%	3.61%

Ratios to average net assets

Expenses[d,e]	0.38% [f]	0.38%	0.38%	0.37%	0.38%

Net investment income[c]	2.82%	1.62%	1.26%	2.22%	2.92%

Supplemental data

Net assets, end of year (000’s)	$38,031	$38,934	$27,578	$82,234	$90,263

Portfolio turnover rate	30.70%	17.99%	34.83%	17.69%	16.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

fBenefit of expense reduction rounds to less than 0.01%.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.6%
Alternative Strategies 4.9%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	10,792,052	$58,924,603

Domestic Equity 29.3%
Financial Select Sector SPDR ETF	889,678	21,192,130
[a,b] Franklin DynaTech Fund, Class R6	834,906	56,915,523
[a] Franklin Growth Fund, Class R6	1,327,380	119,464,184
[a] Franklin LibertyQ U.S. Equity ETF	2,247,438	62,074,238
[a] Franklin Rising Dividends Fund, Class R6	1,172,605	64,774,725
[a] Franklin Utilities Fund, Class R6	1,223,717	22,357,316

		346,778,116

Domestic Fixed Income 42.8%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,941,322	41,605,935
[a] Franklin Low Duration Total Return Fund, Class R6	19,046,206	182,843,581
[a] Franklin Strategic Income Fund, Class R6	12,673,459	117,609,696
[a] Franklin U.S. Government Securities Fund, Class R6	27,861,447	164,661,149

		506,720,361

Foreign Equity 11.6%
[a] Franklin FTSE Europe ETF	515,555	10,800,877
[a] Franklin FTSE Japan ETF	512,257	11,525,783
[a] Franklin International Small Cap Growth Fund, Class R6	1,658,922	25,613,745
[a] Franklin LibertyQ Emerging Markets ETF	1,176,849	33,210,679
[a] Franklin Mutual European Fund, Class R6	1,120,799	20,039,889
[a] Templeton Foreign Fund, Class R6	5,484,556	35,923,843

		137,114,816

Foreign Fixed Income 10.0%
[a] Franklin Emerging Market Debt Opportunities Fund	3,520,389	37,597,752
[a] Templeton Global Total Return Fund, Class R6	6,987,127	81,260,291

		118,858,043

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,086,684,856)		1,168,395,939

Short Term Investments 1.9%

Money Market Funds (Cost $35,798) 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	35,798	35,798

franklintempleton.com	. |Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Conservative Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $22,210,839) 1.9%
[d] Joint Repurchase Agreement, 2.922%, 1/02/19 (Maturity Value $22,214,444)
BNP Paribas Securities Corp. (Maturity Value $9,882,096)
Deutsche Bank Securities Inc. (Maturity Value $3,685,598)
HSBC Securities (USA) Inc. (Maturity Value $8,646,750)
Collateralized by U.S. Government Agency Securities, 3.00% - 8.00%, 12/15/25 - 12/20/48; [e]U.S. Treasury Bill, 1/17/19; and U.S. Treasury Notes, 1.25% - 3.50%, 5/31/19 - 9/30/20 (valued at $22,661,982)	$22,210,839	$22,210,839

Total Investments (Cost $1,108,931,493) 100.5%		1,190,642,576
Other Assets, less Liabilities (0.5)%		(6,252,556)

Net Assets 100.0%		$1,184,390,020

See Abbreviations on page 60.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Moderate Allocation Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$16.11	$14.86	$14.49	$15.71	$15.78

Income from investment operations[a]:

Net investment income[b,c]	0.34	0.20	0.14	0.24	0.34

Net realized and unrealized gains (losses)	(1.11)	2.01	0.56	(0.51)	0.32

Total from investment operations	(0.77)	2.21	0.70	(0.27)	0.66

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.33)	(0.29)	(0.12)	(0.25)	(0.37)

Net realized gains	(0.95)	(0.67)	(0.21)	(0.70)	(0.36)

Total distributions	(1.28)	(0.96)	(0.33)	(0.95)	(0.73)

Net asset value, end of year.	$14.06	$16.11	$14.86	$14.49	$15.71

Total return[d]	(4.82)%	14.98%	4.94%	(1.89)%	4.07%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.63%	0.66%	0.63%	0.63%	0.65%

Expenses net of waiver and payments by affiliates[e]	0.63% [f]	0.65%	0.63% [f]	0.63% [f]	0.65% [f]

Net investment income[c]	2.02%	1.23%	0.93%	1.52%	2.08%

Supplemental data

Net assets, end of year (000’s)	$1,318,198	$1,407,956	$1,416,532	$1,594,882	$1,667,201

Portfolio turnover rate	33.65%	16.86%	29.22%	22.08%	17.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.52% for the year ended December 31, 2018.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$15.66	$14.48	$14.12	$15.33	$15.42

Income from investment operations[a]:

Net investment income[b,c]	0.17	0.07	0.03	0.12	0.21

Net realized and unrealized gains (losses)	(1.02)	1.94	0.55	(0.49)	0.31

Total from investment operations	(0.85)	2.01	0.58	(0.37)	0.52

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.21)	(0.16)	(0.01)	(0.14)	(0.25)

Net realized gains	(0.95)	(0.67)	(0.21)	(0.70)	(0.36)

Total distributions	(1.16)	(0.83)	(0.22)	(0.84)	(0.61)

Net asset value, end of year	$13.65	$15.66	$14.48	$14.12	$15.33

Total return[d]	(5.54)%	14.10%	4.25%	(2.68)%	3.35%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.38%	1.41%	1.37%	1.38%	1.40%

Expenses net of waiver and payments by affiliates[e]	1.38% [f]	1.40%	1.37% [f]	1.38% [f]	1.40% [f]

Net investment income[c]	1.27%	0.48%	0.19%	0.77%	1.33%

Supplemental data

Net assets, end of year (000’s)	$375,494	$568,280	$595,911	$692,872	$716,712

Portfolio turnover rate	33.65%	16.86%	29.22%	22.08%	17.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.52% for the year ended December 31, 2018.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$16.08	$14.82	$14.44	$15.66	$15.73

Income from investment operations[a]:

Net investment income[b,c]	0.27	0.14	0.10	0.19	0.28

Net realized and unrealized gains (losses)	(1.07)	2.02	0.57	(0.51)	0.34

Total from investment operations	(0.80)	2.16	0.67	(0.32)	0.62

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.29)	(0.23)	(0.08)	(0.20)	(0.33)

Net realized gains	(0.95)	(0.67)	(0.21)	(0.70)	(0.36)

Total distributions	(1.24)	(0.90)	(0.29)	(0.90)	(0.69)

Net asset value, end of year.	$14.04	$16.08	$14.82	$14.44	$15.66

Total return	(5.04)%	14.69%	4.71%	(2.18)%	3.89%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.88%	0.91%	0.88%	0.88%	0.90%

Expenses net of waiver and payments by affiliates[d]	0.88% [e]	0.90%	0.88% [e]	0.88% [e]	0.90% [e]

Net investment income[c]	1.77%	0.98%	0.68%	1.27%	1.83%

Supplemental data

Net assets, end of year (000’s)	$87,277	$119,920	$158,192	$202,854	$263,864

Portfolio turnover rate	33.65%	16.86%	29.22%	22.08%	17.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.52% for the year ended December 31, 2018.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$16.11	$14.86	$14.49	$15.72	$15.79

Income from investment operations[a]:

Net investment income[b,c]	0.41	0.26	0.19	0.31	0.25

Net realized and unrealized gains (losses)	(1.12)	2.01	0.57	(0.54)	0.47

Total from investment operations	(0.71)	2.27	0.76	(0.23)	0.72

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.39)	(0.35)	(0.18)	(0.30)	(0.43)

Net realized gains	(0.95)	(0.67)	(0.21)	(0.70)	(0.36)

Total distributions	(1.34)	(1.02)	(0.39)	(1.00)	(0.79)

Net asset value, end of year	$14.06	$16.11	$14.86	$14.49	$15.72

Total return	(4.49)%	15.40%	5.34%	(1.59)%	4.52%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.35%	0.30%	0.28%	0.28%	0.27%

Expenses net of waiver and payments by affiliates[d]	0.29%	0.28%	0.28% [e]	0.28% [e]	0.27% [e]

Net investment income[c]	2.36%	1.60%	1.28%	1.87%	2.46%

Supplemental data

Net assets, end of year (000’s)	$5,141	$4,492	$5,106	$4,779	$4,205

Portfolio turnover rate	33.65%	16.86%	29.22%	22.08%	17.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.52% for the year ended December 31, 2018.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

32	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$16.12	$14.88	$14.50	$15.72	$15.79

Income from investment operations[a]:

Net investment income[b,c]	0.39	0.26	0.17	0.25	0.33

Net realized and unrealized gains (losses)	(1.11)	1.98	0.58	(0.49)	0.37

Total from investment operations	(0.72)	2.24	0.75	(0.24)	0.70

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.38)	(0.33)	(0.16)	(0.28)	(0.41)

Net realized gains	(0.95)	(0.67)	(0.21)	(0.70)	(0.36)

Total distributions	(1.33)	(1.00)	(0.37)	(0.98)	(0.77)

Net asset value, end of year	$14.07	$16.12	$14.88	$14.50	$15.72

Total return	(4.57)%	15.20%	5.26%	(1.66)%	4.39%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.38%	0.41%	0.38%	0.38%	0.40%

Expenses net of waiver and payments by affiliates[d]	0.38% [e]	0.40%	0.38% [e]	0.38% [e]	0.40% [e]

Net investment income[c]	2.27%	1.48%	1.18%	1.77%	2.33%

Supplemental data

Net assets, end of year (000’s)	$55,052	$52,575	$39,052	$52,975	$87,612

Portfolio turnover rate	33.65%	16.86%	29.22%	22.08%	17.95%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.52% for the year ended December 31, 2018.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin Moderate Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.6%
Alternative Strategies 5.0%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	16,712,130	$ 91,248,228

Domestic Equity 43.5%
Financial Select Sector SPDR ETF	2,045,260	48,718,093
[a,b] Franklin DynaTech Fund, Class R6	1,933,845	131,830,259
[a] Franklin Growth Fund, Class R6	3,099,190	278,927,077
[a] Franklin LibertyQ U.S. Equity ETF	5,197,329	143,550,227
[a] Franklin Rising Dividends Fund, Class R6	2,680,846	148,089,939
[a] Franklin Utilities Fund, Class R6	2,760,070	50,426,474

		801,542,069

Domestic Fixed Income 26.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,594,228	38,683,399
[a] Franklin Low Duration Total Return Fund, Class R6	18,543,915	178,021,586
[a] Franklin Strategic Income Fund, Class R6	12,028,725	111,626,569
[a] Franklin U.S. Government Securities Fund, Class R6	26,927,751	159,143,007

		487,474,561

Foreign Equity 17.3%
[a] Franklin FTSE Europe ETF	1,214,312	25,439,836
[a] Franklin FTSE Japan ETF	1,227,177	27,611,482
[a] Franklin International Small Cap Growth Fund, Class R6	3,829,025	59,120,152
[a] Franklin LibertyQ Emerging Markets ETF	2,652,240	74,846,213
[a] Franklin Mutual European Fund, Class R6	2,682,995	47,971,953
[a] Templeton Foreign Fund, Class R6	12,646,469	82,834,369

		317,824,005

Foreign Fixed Income 6.3%
[a] Franklin Emerging Market Debt Opportunities Fund	3,521,433	37,608,902
[a] Templeton Global Total Return Fund, Class R6	6,808,295	79,180,477

		116,789,379

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,590,511,681)		1,814,878,242

Short Term Investments 1.8%

Money Market Funds (Cost $56,065) 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	56,065	56,065

34	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Moderate Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $33,915,669) 1.8%
[d] Joint Repurchase Agreement, 2.922%, 1/02/19 (Maturity Value $33,921,175)
BNP Paribas Securities Corp. (Maturity Value $15,089,835)
Deutsche Bank Securities Inc. (Maturity Value $5,627,862)
HSBC Securities (USA) Inc. (Maturity Value $13,203,478)
Collateralized by U.S. Government Agency Securities, 3.00% - 8.00%, 12/15/25 - 12/20/48; [e]U.S.
Treasury Bill, 1/17/19; and U.S. Treasury Notes, 1.25% - 3.50%, 5/31/19 - 9/30/20 (valued at
$34,604,559)	$33,915,669	$ 33,915,669

Total Investments (Cost $1,624,483,415) 100.4%		1,848,849,976
Other Assets, less Liabilities (0.4)%		(7,687,560)

Net Assets 100.0%		$1,841,162,416

See Abbreviations on page 60.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Growth Allocation Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$19.34	$17.43	$17.01	$18.57	$18.40

Income from investment operations[a]:

Net investment income[b,c]	0.30	0.22	0.14	0.21	0.24

Net realized and unrealized gains (losses)	(1.54)	3.12	0.75	(0.48)	0.67

Total from investment operations	(1.24)	3.34	0.89	(0.27)	0.91

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.30)	(0.32)	(0.14)	(0.21)	(0.29)

Net realized gains	(1.26)	(1.11)	(0.33)	(1.08)	(0.45)

Total distributions	(1.56)	(1.43)	(0.47)	(1.29)	(0.74)

Net asset value, end of year.	$16.54	$19.34	$17.43	$17.01	$18.57

Total return[d]	(6.45)%	19.45%	5.36%	(1.66)%	4.95%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.67%	0.70%	0.69%	0.67%	0.68%

Expenses net of waiver and payments by affiliates[e]	0.65% [f]	0.65% [f]	0.65%	0.65%	0.63%

Net investment income[c]	1.48%	1.14%	0.83%	1.10%	1.25%

Supplemental data

Net assets, end of year (000’s)	$837,327	$873,011	$822,833	$888,096	$887,856

Portfolio turnover rate	30.79%	16.90%	30.19%	20.40%	17.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

36	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$18.81	$16.99	$16.59	$18.15	$18.00

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.07	0.02	0.07	0.09

Net realized and unrealized gains (losses)	(1.43)	3.04	0.72	(0.47)	0.67

Total from investment operations	(1.33)	3.11	0.74	(0.40)	0.76

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.10)	(0.18)	(0.01)	(0.08)	(0.16)

Net realized gains	(1.26)	(1.11)	(0.33)	(1.08)	(0.45)

Total distributions	(1.36)	(1.29)	(0.34)	(1.16)	(0.61)

Net asset value, end of year	$16.12	$18.81	$16.99	$16.59	$18.15

Total return[d]	(7.13)%	18.56%	4.59%	(2.41)%	4.21%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.42%	1.45%	1.43%	1.42%	1.43%

Expenses net of waiver and payments by affiliates[e]	1.40% [f]	1.40% [f]	1.39%	1.40%	1.38%

Net investment income[c]	0.73%	0.39%	0.09%	0.35%	0.50%

Supplemental data

Net assets, end of year (000’s)	$206,933	$311,640	$308,736	$336,557	$336,213

Portfolio turnover rate	30.79%	16.90%	30.19%	20.40%	17.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$19.10	$17.22	$16.80	$18.34	$18.18

Income from investment operations[a]:

Net investment income[b,c]	0.22	0.15	0.09	0.14	0.17

Net realized and unrealized gains (losses)	(1.49)	3.11	0.75	(0.44)	0.68

Total from investment operations	(1.27)	3.26	0.84	(0.30)	0.85

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.23)	(0.27)	(0.09)	(0.16)	(0.24)

Net realized gains	(1.26)	(1.11)	(0.33)	(1.08)	(0.45)

Total distributions	(1.49)	(1.38)	(0.42)	(1.24)	(0.69)

Net asset value, end of year	$16.34	$19.10	$17.22	$16.80	$18.34

Total return	(6.68)%	19.17%	5.12%	(1.93)%	4.72%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.92%	0.95%	0.94%	0.92%	0.93%

Expenses net of waiver and payments by affiliates[d]	0.90% [e]	0.90% [e]	0.90%	0.90%	0.88%

Net investment income[c]	1.23%	0.89%	0.58%	0.85%	1.00%

Supplemental data

Net assets, end of year (000’s)	$72,100	$100,258	$112,272	$147,426	$182,211

Portfolio turnover rate	30.79%	16.90%	30.19%	20.40%	17.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

38	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$19.40	$17.48	$17.06	$18.61	$18.44

Income from investment operations[a]:

Net investment income[b,c]	0.40	0.31	0.22	0.32	0.15

Net realized and unrealized gains (losses)	(1.57)	3.12	0.74	(0.51)	0.83

Total from investment operations	(1.17)	3.43	0.96	(0.19)	0.98

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.37)	(0.40)	(0.21)	(0.28)	(0.36)

Net realized gains	(1.26)	(1.11)	(0.33)	(1.08)	(0.45)

Total distributions	(1.63)	(1.51)	(0.54)	(1.36)	(0.81)

Net asset value, end of year	$16.60	$19.40	$17.48	$17.06	$18.61

Total return	(6.07)%	19.90%	5.77%	(1.27)%	5.38%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.36%	0.31%	0.30%	0.29%	0.28%

Expenses net of waiver and payments by affiliates[d]	0.28% [e]	0.25% [e]	0.26%	0.26%	0.23%

Net investment income[c]	1.85%	1.54%	1.22%	1.49%	1.65%

Supplemental data

Net assets, end of year (000’s)	$4,224	$3,364	$2,822	$2,549	$1,755

Portfolio turnover rate	30.79%	16.90%	30.19%	20.40%	17.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$19.42	$17.49	$17.06	$18.62	$18.45

Income from investment operations[a]:

Net investment income[b,c]	0.36	0.26	0.18	0.25	0.27

Net realized and unrealized gains (losses)	(1.56)	3.15	0.76	(0.47)	0.68

Total from investment operations	(1.20)	3.41	0.94	(0.22)	0.95

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.35)	(0.37)	(0.18)	(0.26)	(0.33)

Net realized gains	(1.26)	(1.11)	(0.33)	(1.08)	(0.45)

Total distributions	(1.61)	(1.48)	(0.51)	(1.34)	(0.78)

Net asset value, end of year	$16.61	$19.42	$17.49	$17.06	$18.62

Total return	(6.23)%	19.77%	5.60%	(1.41)%	5.23%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.42%	0.45%	0.44%	0.42%	0.43%

Expenses net of waiver and payments by affiliates[d]	0.40% [e]	0.40% [e]	0.40%	0.40%	0.38%

Net investment income[c]	1.73%	1.39%	1.08%	1.35%	1.50%

Supplemental data

Net assets, end of year (000’s)	$38,685	$38,912	$39,211	$49,634	$52,250

Portfolio turnover rate	30.79%	16.90%	30.19%	20.40%	17.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

40	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin Growth Allocation Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.3%
Alternative Strategies 4.9%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	10,409,478	$56,835,748

Domestic Equity 57.6%
Financial Select Sector SPDR ETF	1,718,700	40,939,434
[a,b] Franklin DynaTech Fund, Class R6	1,610,530	109,789,861
[a] Franklin Growth Fund, Class R6	2,577,270	231,954,267
[a] Franklin LibertyQ U.S. Equity ETF	4,335,431	119,744,604
[a] Franklin Rising Dividends Fund, Class R6	2,235,607	123,494,926
[a] Franklin Utilities Fund, Class R6	2,259,804	41,286,615

		667,209,707

Domestic Fixed Income 10.4%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,193,471	10,049,028
[a] Franklin Low Duration Total Return Fund, Class R6	4,703,336	45,152,022
[a] Franklin Strategic Income Fund, Class R6	2,883,019	26,754,417
[a] Franklin U.S. Government Securities Fund, Class R6	6,634,603	39,210,505

		121,165,972

Foreign Equity 23.0%
[a] Franklin FTSE Europe ETF	1,046,400	21,922,080
[a] Franklin FTSE Japan ETF	1,009,600	22,716,000
[a] Franklin International Small Cap Growth Fund, Class R6	3,212,414	49,599,678
[a] Franklin LibertyQ Emerging Markets ETF	2,208,055	62,311,312
[a] Franklin Mutual European Fund, Class R6	2,265,691	40,510,549
[a] Templeton Foreign Fund, Class R6	10,635,993	69,665,758

		266,725,377

Foreign Fixed Income 2.4%
[a] Franklin Emerging Market Debt Opportunities Fund	839,724	8,968,255
[a] Templeton Global Total Return Fund, Class R6	1,616,523	18,800,160

		27,768,415

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $946,323,580)		1,139,705,219

Short Term Investments 1.8%

Money Market Funds (Cost $36,422) 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	36,422	36,422

franklintempleton.com	. | Annual Report	41

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Growth Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $20,160,762) 1.8%
[d] Joint Repurchase Agreement, 2.922%, 1/02/19 (Maturity Value $20,164,035)
BNP Paribas Securities Corp. (Maturity Value $8,969,971)
Deutsche Bank Securities Inc. (Maturity Value $3,345,415)
HSBC Securities (USA) Inc. (Maturity Value $7,848,649)
Collateralized by U.S. Government Agency Securities, 3.00% - 8.00%, 12/15/25 - 12/20/48; [e]U.S. Treasury Bill, 1/17/19; and U.S. Treasury Notes, 1.25% - 3.50%, 5/31/19 - 9/30/20 (valued at $20,570,265)	$20,160,762	$20,160,762

Total Investments (Cost $966,520,764) 100.1%		1,159,902,403
Other Assets, less Liabilities (0.1)%		(632,253)

Net Assets 100.0%		$1,159,270,150

See Abbreviations on page 60.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

42	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

December 31, 2018

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$21,061,853	$48,418,718	$40,822,789
Cost - Controlled affiliates (Note 3f)	—	366,018,859	153,118,294
Cost - Non-controlled affiliates (Note 3f)	1,065,658,801	1,176,130,169	752,418,919
Cost - Unaffiliated repurchase agreements	22,210,839	33,915,669	20,160,762

Value - Unaffiliated issuers	$21,192,130	$48,718,093	$40,939,434
Value - Controlled affiliates (Note 3f)	—	335,084,504	141,666,684
Value - Non-controlled affiliates (Note 3f)	1,147,239,607	1,431,131,710	957,135,523
Value - Unaffiliated repurchase agreements	22,210,839	33,915,669	20,160,762
Receivables:
Capital shares sold	3,301,792	5,952,277	3,201,957
Other assets	155	247	155

Total assets	1,193,944,523	1,854,802,500	1,163,104,515

Liabilities:
Payables:
Investment securities purchased	2,528,976	3,803,293	—
Capital shares redeemed	5,563,044	7,802,897	2,443,882
Asset allocation fees	250,171	388,920	215,167
Distribution fees	899,430	1,300,701	789,580
Transfer agent fees	241,089	247,685	295,541
Accrued expenses and other liabilities	71,793	96,588	90,195

Total liabilities	9,554,503	13,640,084	3,834,365

Net assets, at value	$1,184,390,020	$1,841,162,416	$1,159,270,150

Net assets consist of:
Paid-in capital	$1,116,479,011	$1,625,668,368	$964,407,680
Total distributable earnings (loss)	67,911,009	215,494,048	194,862,470

Net assets, at value	$1,184,390,020	$1,841,162,416	$1,159,270,150

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	43

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2018

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Class A:
Net assets, at value	$778,221,187	$1,318,198,214	$837,327,276
Shares outstanding	58,367,722	93,747,438	50,622,389
Net asset value per share[a]	$13.33	$14.06	$16.54
Maximum offering price per share (net asset value per share ÷ 94.50%)	$14.11	$14.88	$17.50
Class C:
Net assets, at value	$285,546,844	$ 375,494,165	$206,933,391
Shares outstanding	21,861,740	27,511,153	12,837,681
Net asset value and maximum offering price per share[a]	$13.06	$13.65	$16.12
Class R:
Net assets, at value	$ 80,338,005	$ 87,277,388	$ 72,100,136
Shares outstanding	6,049,573	6,217,909	4,413,474
Net asset value and maximum offering price per share	$13.28	$14.04	$16.34
Class R6:
Net assets, at value	$ 2,252,805	$ 5,140,922	$ 4,223,996
Shares outstanding	169,201	365,664	254,519
Net asset value and maximum offering price per share	$13.31	$14.06	$16.60
Advisor Class:
Net assets, at value	$ 38,031,179	$ 55,051,727	$ 38,685,351
Shares outstanding	2,852,529	3,912,088	2,328,776
Net asset value and maximum offering price per share	$ 13.33	$ 14.07	$ 16.61

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

44	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended December 31, 2018

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 962,497	$ 1,627,077	$ 1,157,270
Controlled affiliates (Note 3f)	—	12,639,123	2,333,901
Non-controlled affiliates (Note 3f)	41,049,063	40,697,703	24,278,402
Interest:
Unaffiliated issuers	26,831	44,393	31,973

Total investment income	42,038,391	55,008,296	27,801,546

Expenses:
Asset allocation fees (Note 3a)	3,287,254	5,175,070	3,254,378
Distribution fees: (Note 3c)
Class A	1,978,664	3,458,105	2,195,274
Class C	3,857,621	5,156,650	2,881,199
Class R	468,424	548,293	451,747
Transfer agent fees: (Note 3e)
Class A	858,331	1,618,904	1,291,891
Class C	418,921	605,135	425,062
Class R	101,752	128,477	133,231
Class R6	3,029	4,315	3,524
Advisor Class	44,527	64,524	59,529
Custodian fees (Note 4)	956	1,148	628
Reports to shareholders	81,925	143,731	115,116
Registration and filing fees	109,659	118,185	119,084
Professional fees	74,308	62,514	60,493
Trustees’ fees and expenses	12,945	20,396	12,720
Other	25,305	32,334	24,926

Total expenses	11,323,621	17,137,781	11,028,802
Expense reductions (Note 4)	(9)	—	(35)
Expenses waived/paid by affiliates (Note 3f and 3g)	(62,724)	(98,302)	(297,702)

Net expenses	11,260,888	17,039,479	10,731,065

Net investment income	30,777,503	37,968,817	17,070,481

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	3,278,595	8,498,449	7,890,366
Controlled affiliates (Note 3f)	—	(601,149)	136,310
Non-controlled affiliates (Note 3f)	36,650,704	85,804,990	56,751,154
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	6,187,937	14,530,250	12,305,894
Reimbursements from Affiliates (Note 3h)	440,809	1,031,376	753,614

Net realized gain (loss)	46,558,045	109,263,916	77,837,338

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(8,676,230)	(18,689,423)	(15,779,990)
Controlled affiliates (Note 3f)	—	(50,733,354)	(15,143,275)
Non-controlled affiliates (Note 3f)	(112,499,440)	(172,144,302)	(145,486,355)

Net change in unrealized appreciation (depreciation)	(121,175,670)	(241,567,079)	(176,409,620)

Net realized and unrealized gain (loss)	(74,617,625)	(132,303,163)	(98,572,282)

Net increase (decrease) in net assets resulting from operations	$ (43,840,122)	$ (94,334,346)	$ (81,501,801)

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	45

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 30,777,503	$ 15,698,726	$ 37,968,817	$ 22,286,767
Net realized gain (loss)	46,558,045	45,194,184	109,263,916	103,530,159
Net change in unrealized appreciation (depreciation)	(121,175,670)	77,505,166	(241,567,079)	174,304,721

Net increase (decrease) in net assets resulting from operations	(43,840,122)	138,398,076	(94,334,346)	300,121,647

Distributions to shareholders: (Note 1d)
Class A	(56,229,864)	(17,670,437)	(111,971,367)	(81,525,281)
Class C	(20,364,459)	(6,444,603)	(31,437,636)	(29,892,045)
Class R	(5,844,031)	(2,187,581)	(7,566,500)	(6,979,243)
Class R6	(170,442)	(57,652)	(448,472)	(272,257)
Advisor Class	(2,956,605)	(957,021)	(4,817,371)	(3,267,480)

Total distributions to shareholders	(85,565,401)	(27,317,294)	(156,241,346)	(121,936,306)

Capital share transactions: (Note 2)
Class A	61,562,778	(71,791,134)	87,813,396	(123,043,103)
Class C	(105,523,223)	(82,306,077)	(139,902,883)	(74,760,104)
Class R	(14,649,675)	(30,282,438)	(20,646,406)	(51,012,663)
Class R6	349,050	(233,082)	1,363,772	(986,002)
Advisor Class	3,314,119	8,859,036	9,886,472	10,047,532

Total capital share transactions	(54,946,951)	(175,753,695)	(61,485,649)	(239,754,340)

Net increase (decrease) in net assets	(184,352,474)	(64,672,913)	(312,061,341)	(61,568,999)
Net assets:
Beginning of year	1,368,742,494	1,433,415,407	2,153,223,757	2,214,792,756

End of year (Note 1d)	$1,184,390,020	$1,368,742,494	$1,841,162,416	$2,153,223,757

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund
	Year Ended December 31,
	2018	2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 17,070,481	$ 12,472,973
Net realized gain (loss)	77,837,338	71,128,267
Net change in unrealized appreciation (depreciation)	(176,409,620)	146,032,107

Net increase (decrease) in net assets resulting from operations	(81,501,801)	229,633,347

Distributions to shareholders: (Note 1d)
Class A	(72,770,211)	(62,332,236)
Class C	(17,489,220)	(20,934,431)
Class R	(6,388,754)	(7,290,270)
Class R6	(373,760)	(238,287)
Advisor Class	(3,455,507)	(3,149,196)

Total distributions to shareholders	(100,477,452)	(93,944,420)

Capital share transactions: (Note 2)
Class A	94,771,993	(37,113,455)
Class C	(71,389,287)	(29,152,612)
Class R	(16,759,033)	(23,500,251)
Class R6	1,538,700	247,378
Advisor Class	5,901,218	(4,858,912)

Total capital share transactions	14,063,591	(94,377,852)

Net increase (decrease) in net assets	(167,915,662)	41,311,075
Net assets:
Beginning of year	1,327,185,812	1,285,874,737

End of year (Note 1d)	$1,159,270,150	$1,327,185,812

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	47

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

b. Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as indicated in the Statements of Investments, had been entered into on December 31, 2018.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended December 31, 2017, distributions to shareholders were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Distributions from net investment income :
Class A	$(12,756,455)	$(24,708,896)	$(14,178,320)
Class C	(3,785,648)	(6,075,828)	(2,995,168)
Class R	(1,547,935)	(1,863,421)	(1,449,291)
Class R6	(44,500)	(92,980)	(64,322)
Advisor Class	(709,610)	(1,060,074)	(784,774)
Distributions from net realized gains:
Class A	(4,913,982)	(56,816,385)	(48,153,916)
Class C	(2,658,955)	(23,816,217)	(17,939,263)
Class R	(639,646)	(5,115,822)	(5,840,979)
Class R6	(13,152)	(179,277)	(173,965)
Advisor Class	(247,411)	(2,207,406)	(2,364,422)

For the year ended December 31, 2017, undistributed net investment income included in net assets were as follows:

Fund	Undistributed net investment income

Franklin Conservative Allocation Fund	$ —
Franklin Moderate Allocation Fund	$354,180
Franklin Growth Allocation Fund	$274,398

2. Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2018
Shares sold[a]	12,081,764	$177,443,374	15,523,200	$248,179,398
Shares issued in reinvestment of distributions	4,034,542	55,016,697	7,649,537	110,163,010
Shares redeemed	(11,598,052)	(170,897,293)	(16,830,686)	(270,529,012)
Net increase (decrease)	4,518,254	$61,562,778	6,342,051	$87,813,396
Year ended December 31, 2017
Shares sold	9,004,604	$131,248,585	9,324,783	$148,888,926
Shares issued in reinvestment of distributions	1,169,393	17,226,035	4,989,594	80,015,625
Shares redeemed	(15,211,092)	(220,265,754)	(22,206,405)	(351,947,654)
Net increase (decrease)	(5,037,095)	$(71,791,134)	(7,892,028)	$(123,043,103)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund
	Shares	Amount	Shares	Amount

Class C Shares:
Year ended December 31, 2018
Shares sold	2,785,956	$40,367,570	4,101,280	$64,134,250
Shares issued in reinvestment of distributions	1,481,552	19,810,147	2,206,819	30,776,943
Shares redeemed[a]	(11,501,386)	(165,700,940)	(15,077,289)	(234,814,076)

Net increase (decrease)	(7,233,878)	$(105,523,223)	(8,769,190)	$(139,902,883)
Year ended December 31, 2017
Shares sold	3,062,213	$43,601,492	4,174,263	$64,540,565
Shares issued in reinvestment of distributions	432,601	6,258,410	1,882,828	29,326,462
Shares redeemed	(9,322,532)	(132,165,979)	(10,941,215)	(168,627,131)

Net increase (decrease)	(5,827,718)	$(82,306,077)	(4,884,124)	$(74,760,104)
Class R Shares:
Year ended December 31, 2018
Shares sold	765,914	$11,297,144	749,501	$12,083,262
Shares issued in reinvestment of distributions	407,765	5,547,093	515,960	7,427,656
Shares redeemed	(2,125,473)	(31,493,912)	(2,507,518)	(40,157,324)

Net increase (decrease)	(951,794)	$(14,649,675)	(1,242,057)	$(20,646,406)
Year ended December 31, 2017
Shares sold	1,259,015	$18,065,627	1,111,557	$17,491,234
Shares issued in reinvestment of distributions	143,453	2,103,267	428,561	6,845,638
Shares redeemed	(3,463,117)	(50,451,332)	(4,754,116)	(75,349,535)

Net increase (decrease)	(2,060,649)	$(30,282,438)	(3,213,998)	$(51,012,663)
Class R6 Shares:
Year ended December 31, 2018
Shares sold	44,331	$662,423	82,180	$1,341,854
Shares issued in reinvestment of distributions	12,483	170,442	31,050	448,472
Shares redeemed	(32,381)	(483,815)	(26,491)	(426,554)

Net increase (decrease)	24,433	$349,050	86,739	$1,363,772
Year ended December 31, 2017
Shares sold	34,784	$497,692	47,563	$762,713
Shares issued in reinvestment of distributions	3,921	57,652	16,964	272,257
Shares redeemed	(54,047)	(788,426)	(129,149)	(2,020,972)

Net increase (decrease)	(15,342)	$(233,082)	(64,622)	$(986,002)
Advisor Class Shares:
Year ended December 31, 2018
Shares sold	1,351,389	$19,964,830	2,127,729	$34,069,063
Shares issued in reinvestment of distributions	187,101	2,560,700	294,731	4,257,371
Shares redeemed	(1,306,194)	(19,211,411)	(1,771,687)	(28,439,962)

Net increase (decrease)	232,296	$3,314,119	650,773	$9,886,472
Year ended December 31, 2017
Shares sold	1,635,857	$23,801,332	2,049,885	$32,751,736
Shares issued in reinvestment of distributions	55,464	817,655	180,985	2,907,174
Shares redeemed	(1,078,035)	(15,759,951)	(1,594,562)	(25,611,378)

Net increase (decrease)	613,286	$8,859,036	636,308	$10,047,532

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin Growth Allocation Fund
	Shares	Amount

Class A Shares:
Year ended December 31, 2018
Shares sold[a]	9,411,831	$181,419,633
Shares issued in reinvestment of distributions	4,261,084	71,799,771
Shares redeemed	(8,184,666)	(158,447,411)

Net increase (decrease)	5,488,249	$94,771,993
Year ended December 31, 2017
Shares sold	5,937,072	$112,664,399
Shares issued in reinvestment of distributions	3,212,584	61,420,478
Shares redeemed	(11,228,658)	(211,198,332)

Net increase (decrease)	(2,079,002)	$(37,113,455)
Class C Shares:
Year ended December 31, 2018
Shares sold	2,290,945	$43,225,242
Shares issued in reinvestment of distributions	1,040,994	17,275,116
Shares redeemed[a]	(7,057,658)	(131,889,645)

Net increase (decrease)	(3,725,719)	$(71,389,287)
Year ended December 31, 2017
Shares sold	2,429,258	$44,514,353
Shares issued in reinvestment of distributions	1,114,303	20,670,947
Shares redeemed	(5,152,432)	(94,337,912)

Net increase (decrease)	(1,608,871)	$(29,152,612)
Class R Shares:
Year ended December 31, 2018
Shares sold	469,006	$9,011,111
Shares issued in reinvestment of distributions	372,999	6,239,723
Shares redeemed	(1,677,731)	(32,009,867)

Net increase (decrease)	(835,726)	$(16,759,033)
Year ended December 31, 2017
Shares sold	526,041	$9,819,531
Shares issued in reinvestment of distributions	378,557	7,130,932
Shares redeemed	(2,175,939)	(40,450,714)

Net increase (decrease)	(1,271,341)	$(23,500,251)
Class R6 Shares:
Year ended December 31, 2018
Shares sold	71,669	$1,412,310
Shares issued in reinvestment of distributions	22,158	373,761
Shares redeemed	(12,701)	(247,371)

Net increase (decrease)	81,126	$1,538,700
Year ended December 31, 2017
Shares sold	31,333	$599,216
Shares issued in reinvestment of distributions	12,398	238,287
Shares redeemed	(31,823)	(590,125)

Net increase (decrease)	11,908	$247,378

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Franklin Growth Allocation Fund
	Shares	Amount

Advisor Class Shares:
Year ended December 31, 2018
Shares sold	665,107	$12,993,054
Shares issued in reinvestment of distributions	169,710	2,869,802
Shares redeemed	(509,652)	(9,961,638)

Net increase (decrease)	325,165	$5,901,218
Year ended December 31, 2017
Shares sold	777,973	$14,725,195
Shares issued in reinvestment of distributions	140,404	2,693,652
Shares redeemed	(1,156,752)	(22,277,759)
Net increase (decrease)	(238,375)	$(4,858,912)

[a]May	include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

c. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$192,021	$352,652	$329,774
CDSC retained	$ 18,139	$ 35,894	$ 24,864

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Funds’ Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Transfer agent fees	$728,692	$1,350,734	$1,160,463

f. Investments in FT Underlying Funds

The Funds invest primarily in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

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NOTES TO FINANCIAL STATEMENTS

Investments in FT Underlying Funds for the year ended December 31, 2018, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Conservative Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,227,952	223,504	(616,550)	834,906	$56,915,523		$—	$25,803,769 [a]	$(18,171,264)
Franklin Emerging Market Debt Opportunities Fund	—	4,587,301	(1,066,912)	3,520,389	37,597,752		2,905,952	(521,053)	(3,902,765)
Franklin Floating Rate Daily Access Fund, Class R6	4,775,895	1,220,239	(1,054,812)	4,941,322	41,605,935		2,224,586	(243,245)	(1,540,745)
Franklin FTSE Europe ETF	563,900	82,000	(130,345)	515,555	10,800,877		416,988	(74,095)	(2,136,175)
Franklin FTSE Japan ETF	—	606,100	(93,843)	512,257	11,525,783		169,743	(261,795)	(2,726,725)
Franklin Growth Fund, Class R6	1,306,742	363,987	(343,349)	1,327,380	119,464,184		984,526	6,021,203 [a]	(9,626,493)
Franklin International Small Cap Growth Fund, Class R6	2,321,149	355,355	(1,017,582)	1,658,922	25,613,745		489,744	2,394,064 [a]	(10,089,854)
Franklin K2 Alternative Strategies Fund, Class R6	3,062,011	—	(3,062,011)	—	—	[b]	—	3,289,618	(2,585,356)
Franklin LibertyQ Emerging Markets ETF	1,606,500	204,000	(633,651)	1,176,849	33,210,679		1,352,554	1,192,049	(7,516,853)
Franklin LibertyQ U.S. Equity ETF	632,000	1,889,113	(273,675)	2,247,438	62,074,238		754,607	91,930	(5,164,484)
Franklin Low Duration Total Return Fund, Class R6	23,643,338	3,525,874	(8,123,006)	19,046,206	182,843,581		6,896,076	(3,920,553)	(852,595)
Franklin Mutual European Fund, Class R6	2,146,356	268,366	(1,293,923)	1,120,799	20,039,889		794,704	2,611,940	(5,400,914)
Franklin Pelagos Commodities Strategy Fund, Class R6	4,757,464	6,511,497	(476,909)	10,792,052	58,924,603		4,389,268	(1,347,899)	(11,039,128)
Franklin Rising Dividends Fund, Class R6	1,062,619	375,419	(265,433)	1,172,605	64,774,725		985,574	4,391,153 [a]	(8,254,257)
Franklin Small Cap Growth Fund, Class R6	360,599	26,320	(386,919)	—	—	[b]	—	3,910,295	(3,087,613)
Franklin Strategic Income Fund, Class R6	12,986,969	2,530,348	(2,843,858)	12,673,459	117,609,696		5,883,412	(863,416)	(6,820,470)
Franklin U.S. Government Securities Fund, Class R6	24,011,063	9,859,626	(6,009,242)	27,861,447	164,661,149		5,536,749	(3,083,456)	(1,358,952)
Franklin Utilities Fund, Class R6	1,330,449	265,914	(372,646)	1,223,717	22,357,316		668,362	2,053,433 [a]	(2,063,739)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	11,221,101	186,975,756	(198,161,059)	35,798	35,798		347,540	—	—
Templeton Foreign Fund, Class R6	4,705,606	2,032,099	(1,253,149)	5,484,556	35,923,843		1,087,013	1,358,474	(7,605,336)
Templeton Global Total Return Fund, Class R6	11,050,252	1,714,472	(5,777,597)	6,987,127	81,260,291		5,161,665	36,225	(2,555,722)

Total Affiliated Securities					$1,147,239,607		$41,049,063	$42,838,641	$(112,499,440)

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	1,355,700	113,300	(254,688)	1,214,312	$25,439,836		$995,531	$(136,958)	$(5,219,509)
Franklin LibertyQ Emerging Markets ETF	3,701,700	266,000	(1,315,460)	2,652,240	74,846,213		3,083,866	2,585,304	(17,228,107)
Franklin LibertyQ U.S. Equity ETF	1,491,600	4,230,545	(524,816)	5,197,329	143,550,227		1,762,685	207,960	(12,235,120)
Franklin Pelagos Commodities Strategy Fund, Class R6	7,495,307	9,984,800	(767,977)	16,712,130	91,248,228		6,797,041	(3,257,455)	(16,050,618)

Total Controlled Affiliates					$335,084,504		$12,639,123	$(601,149)	$(50,733,354)

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,697,370	500,590	(1,264,115)	1,933,845	131,830,259		—	55,160,338 [a]	(39,108,668)
Franklin Emerging Market Debt Opportunities Fund	—	4,522,784	(1,001,351)	3,521,433	37,608,902		2,923,692	(511,903)	(3,835,421)
Franklin Floating Rate Daily Access Fund, Class R6	4,554,612	1,378,844	(1,339,228)	4,594,228	38,683,399		2,125,050	(296,834)	(1,382,531)
Franklin FTSE Japan ETF	—	1,406,400	(179,223)	1,227,177	27,611,482		411,068	(508,005)	(6,813,153)
Franklin Growth Fund, Class R6	3,137,923	631,278	(670,011)	3,099,190	278,927,077		2,333,602	13,365,041 [a]	(22,513,057)

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Small Cap Growth Fund, Class R6	5,695,077	540,157	(2,406,209)	3,829,025	$59,120,152		$1,144,918	$5,281,461 [a]	$(23,644,171)
Franklin K2 Alternative Strategies Fund, Class R6	4,819,654	—	(4,819,654)	—	—	[b]	—	5,140,936	(4,032,415)
Franklin Low Duration Total Return Fund, Class R6	23,485,173	5,031,986	(9,973,244)	18,543,915	178,021,586		6,868,363	(4,646,960)	(123,293)
Franklin Mutual European Fund, Class R6	5,109,534	407,270	(2,833,809)	2,682,995	47,971,953		1,925,759	4,858,947	(11,816,247)
Franklin Rising Dividends Fund, Class R6	2,481,720	701,072	(501,946)	2,680,846	148,089,939		2,294,984	9,902,823 [a]	(19,188,171)
Franklin Small Cap Growth Fund, Class R6	898,062	35,830	(933,892)	—	—	[b]	—	9,159,613	(7,148,794)
Franklin Strategic Income Fund, Class R6	12,546,900	3,094,214	(3,612,389)	12,028,725	111,626,569		5,692,406	(990,150)	(6,482,426)
Franklin U.S. Government Securities Fund, Class R6	22,962,139	11,323,460	(7,357,848)	26,927,751	159,143,007		5,318,549	(3,728,020)	(562,796)
Franklin Utilities Fund, Class R6	3,257,195	436,035	(933,160)	2,760,070	50,426,474		1,628,318	5,300,535 [a]	(5,277,357)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	25,309	283,420,857	(283,390,101)	56,065	56,065		552,356	—	—
Templeton Foreign Fund, Class R6	11,216,882	3,836,150	(2,406,563)	12,646,469	82,834,369		2,521,632	2,740,317	(17,650,060)
Templeton Global Total Return Fund, Class R6	10,484,568	2,123,872	(5,800,145)	6,808,295	79,180,477		4,957,006	107,101	(2,565,742)

Total Non-Controlled Affiliates					$1,431,131,710		$40,697,703	$100,335,240	$(172,144,302)

Total Affiliated Securities					$1,766,216,214		$53,336,826	$99,734,091	$(222,877,656)

Franklin Growth Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	1,133,400	57,100	(144,100)	1,046,400	$21,922,080		$859,286	$(51,935)	$(4,646,595)
Franklin LibertyQ U.S. Equity ETF	1,150,500	3,447,431	(262,500)	4,335,431	119,744,604		1,474,615	188,245	(10,496,680)

Total Controlled Affiliates					$141,666,684		$2,333,901	$136,310	$(15,143,275)

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,218,583	329,656	(937,709)	1,610,530	109,789,861		—	39,805,174 [a]	(27,562,010)
Franklin Emerging Market Debt Opportunities Fund	—	1,224,520	(384,796)	839,724	8,968,255		706,723	(145,189)	(878,039)
Franklin Floating Rate Daily Access Fund, Class R6	1,026,096	694,033	(526,658)	1,193,471	10,049,028		511,354	(96,706)	(337,591)
Franklin FTSE Japan ETF	—	1,100,400	(90,800)	1,009,600	22,716,000		340,675	(252,716)	(5,790,676)
Franklin Growth Fund, Class R6	2,425,586	501,567	(349,883)	2,577,270	231,954,267		1,973,502	7,584,355 [a]	(17,122,582)
Franklin International Small Cap Growth Fund, Class R6	4,891,350	333,978	(2,012,914)	3,212,414	49,599,678		975,902	2,617,128 [a]	(19,211,711)
Franklin K2 Alternative Strategies Fund, Class R6	2,959,095	—	(2,959,095)	—	—	[b]	—	3,137,984	(2,457,392)
Franklin LibertyQ Emerging Markets ETF	3,164,100	142,400	(1,098,445)	2,208,055	62,311,312		2,634,929	1,394,340	(14,415,305)
Franklin Low Duration Total Return Fund, Class R6	5,442,537	2,634,914	(3,374,115)	4,703,336	45,152,022		1,679,969	(916,851)	(272,361)
Franklin Mutual European Fund, Class R6	4,178,804	259,990	(2,173,103)	2,265,691	40,510,549		1,643,336	3,496,374	(9,588,545)
Franklin Pelagos Commodities Strategy Fund, Class R6	4,606,601	6,795,993	(993,116)	10,409,478	56,835,748		4,284,016	(3,789,815)	(8,399,515)
Franklin Rising Dividends Fund, Class R6	2,009,236	497,031	(270,660)	2,235,607	123,494,926		1,922,001	6,907,589 [a]	(15,122,877)
Franklin Small Cap Growth Fund, Class R6	683,285	21,960	(705,245)	—	—	[b]	—	6,596,334	(5,098,103)

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NOTES TO FINANCIAL STATEMENTS

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Strategic Income Fund, Class R6	2,803,671	1,464,328	(1,384,980)	2,883,019	$26,754,417	$1,343,760	$(293,883)	$(1,513,055)
Franklin U.S. Government Securities Fund, Class R6	5,183,303	4,329,513	(2,878,213)	6,634,603	39,210,505	1,279,016	(1,401,079)	364,861
Franklin Utilities Fund, Class R6	2,579,038	271,475	(590,709)	2,259,804	41,286,615	1,336,735	3,478,959 [a]	(3,443,991)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	15,843	160,658,311	(160,637,732)	36,422	36,422	356,035	—	—
Templeton Foreign Fund, Class R6	9,628,322	2,260,332	(1,252,661)	10,635,993	69,665,758	2,140,509	989,251	(14,102,134)
Templeton Global Total Return Fund, Class R6	2,326,168	991,393	(1,701,038)	1,616,523	18,800,160	1,149,940	(54,201)	(535,329)

Total Non-Controlled Affiliates					$957,135,523	$24,278,402	$69,057,048	$(145,486,355)

Total Affiliated Securities					$1,098,802,207	$26,612,303	$69,193,358	$(160,629,630)

aIncludes capital gain distributions received.

bAs of December 31, 2018, no longer held by the fund.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.40%, based on the average net assets of each class until April 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

For Franklin Conservative Allocation Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2019.

For Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund, Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class. Investor Services may discontinue this waiver in the future.

h. Other Affiliated Transactions

During the year ended December 31, 2018, Advisers reimbursed Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund, and Franklin Growth Allocation Fund $440,809, $1,031,376, and $753,614, respectively, for losses in connection with investment limit exceedances. These reimbursements are reflected in the Statement of Operations.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2018, the custodian fees were reduced as noted in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS

5. Income Taxes

The tax character of distributions paid during the years ended December 31, 2018 and 2017, was as follows:

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund		Franklin Growth Allocation Fund
	2018	2017	2018	2017	2018	2017

Distributions paid from:
Ordinary income	$32,363,606	$18,844,148	$43,773,340	$42,845,027	$21,174,619	$24,903,773
Long term capital gain	53,201,795	8,473,146	112,468,006	79,091,279	79,302,833	69,040,647
	$85,565,401	$27,317,294	$156,241,346	$121,936,306	$100,477,452	$93,944,420

At December 31, 2018, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Cost of investments	$1,123,660,176	$1,640,363,296	$973,998,570

Unrealized appreciation	$125,315,085	$285,956,068	$225,875,844
Unrealized depreciation	(58,332,685)	(77,469,388)	(39,972,011)

Net unrealized appreciation (depreciation)	$66,982,400	$208,486,680	$185,903,833

Distributable earnings:
Undistributed ordinary income	$928,600	$2,502,834	$1,577,576
Undistributed long term capital gains	—	4,504,537	7,381,066

Total distributable earnings	$928,600	$7,007,371	$8,958,642

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2018, were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Purchases	$395,631,661	$682,791,722	$392,567,800
Sales	$535,671,579	$842,384,556	$481,429,228

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NOTES TO FINANCIAL STATEMENTS

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 8, 2019, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 7, 2020, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2018, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Conservative Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,168,395,939	$—	$—	$1,168,395,939
Short Term Investments	35,798	22,210,839	—	22,246,637

Total Investments in Securities	$1,168,431,737	$22,210,839	$—	$1,190,642,576

Franklin Moderate Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,814,878,242	$—	$—	$1,814,878,242
Short Term Investments	56,065	33,915,669	—	33,971,734

Total Investments in Securities	$1,814,934,307	$33,915,669	$—	$1,848,849,976

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Growth Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$1,139,705,219	$—	$—	$1,139,705,219
Short Term Investments	36,422	20,160,762	—	20,197,184

Total Investments in Securities	$1,139,741,641	$20,160,762	$—	$1,159,902,403

aFor detailed categories, see the accompanying Statement of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
SPDR	S&P Depositary Receipt

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

February 15, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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FRANKLIN FUND ALLOCATOR SERIES

Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2018:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

$59,477,748	$126,254,468	$87,517,426

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended December 31, 2018:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

$2,581,780	$6,162,492	$3,950,723

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2018:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
11.11%	19.29%	33.44%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended December 31, 2018:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

$7,773,942	$18,242,064	$15,426,822

Distributions, including qualified dividend income, paid during calendar year 2018 will be reported to shareholders on Form 1099-DIV by mid-February 2019. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2018, the Funds, qualified fund of funds under Section 852(g)(2) of Internal Revenue Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December 27, 2018, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin Conservative Allocation Fund
Class A	$0.0096	$0.1867	$0.0379
Class C	$0.0096	$0.1867	$0.0379
Class R	$0.0096	$0.1867	$0.0379
Class R6	$0.0096	$0.1867	$0.0379
Advisor Class	$0.0096	$0.1867	$0.0379

Franklin Moderate Allocation Fund
Class A	$0.0117	$0.1741	$0.0610
Class C	$0.0117	$0.1741	$0.0610
Class R	$0.0117	$0.1741	$0.0610
Class R6	$0.0117	$0.1741	$0.0610
Advisor Class	$0.0117	$0.1741	$0.0610

Franklin Growth Allocation Fund
Class A	$0.0159	$0.1765	$0.0987
Class C	$0.0159	$0.1765	$0.0987
Class R	$0.0159	$0.1765	$0.0987
Class R6	$0.0159	$0.1765	$0.0987
Advisor Class	$0.0159	$0.1765	$0.0987

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2018. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2018 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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FRANKLIN FUND ALLOCATOR SERIES

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	136	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	112	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	136

Avis Budget Group Inc. (car rental)

(2007-present), Omnicom Group Inc. (advertising and marketing communications services)

(2011-present) and White Mountains

Insurance Group, Ltd. (holding

company) (2017-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	136

Hess Corporation (exploration of oil

and gas) (1993-present), Canadian

National Railway (railroad)

(2001-present), White Mountains

Insurance Group, Ltd. (holding

company) (2004-present), Santander

Consumer USA Holdings, Inc.

(consumer finance) (2016-Present),

RTI International Metals, Inc.

(manufacture and distribution of

titanium) (1999-2015) and H.J. Heinz

Company (processed foods and allied

products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	136	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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FRANKLIN FUND ALLOCATOR SERIES

Independent Board Members (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	136	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	112	None

Principal Occupation During at Least the Past 5 Years:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing) (2002-present); Senior Advisor, McKinsey & Co. (consulting) (2017-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	150	None

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	136	None

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer, and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co-Secretary	Vice President since 2009 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President AML – Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton Investments.

Edward D. Perks (1970) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of nine of the investment companies in Franklin Templeton Investments (since December 2018).

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co-Secretary	Vice President since 2011 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter Franklin Fund Allocator Series Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236 franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2019 Franklin Templeton Investments. All rights reserved.	FAS A 02/19

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the 12 months ended December 31, 2018, the U.S. economy continued to grow amid mostly positive economic data and corporate earnings, but financial markets experienced volatility due to trade concerns and geopolitical stress. The U.S. Federal Reserve (Fed) increased its federal funds rate by 0.25% four times during the year, bringing the rate from 1.50% at the start of the period to 2.50% by period-end, although it reduced the number of projected rate increases for 2019. The Fed cited continued strength in the labor market and household spending as evidence of solid economic growth, and it noted stable inflation levels and little change in expected longer-term inflation.

In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), declined 6.24% (the index declining from 2,673.61 to 2,506.85).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index (MSCI), declined 10.44% (the index declining from 2,103.448 to 1,883.901).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +0.01% total return

(an index increase from 2,046.37 to 2,046.60), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

1. Source: Copyright © 2019, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -4.38% (index total return resulting in a decline from 5,212.76 to 4,984.22) and MSCI -8.20% (index total return resulting in a decline from 8,466.345 to 7,771.710).

4. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of December 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Annual Report

Economic and Market Overview

The global economy expanded during the 12 months under review, despite weakness in certain regions. Global developed and emerging market stocks were aided at certain points during the period by higher crude oil prices, upbeat economic data, easing trade tensions and encouraging corporate earnings reports, as well as indications of a slower pace of interest-rate increases from the U.S. Federal Reserve (Fed).

However, various factors weighed on global markets during the period, including concerns about tighter regulation of technology companies, political uncertainties in the U.S. and the European Union, and major central banks’ interest-rate path and unwinding of monetary stimulus measures. Markets were further pressured by U.S. trade disputes with its allies and China, and their impact on global growth and corporate earnings. In this environment, global stocks, as measured by the MSCI All Country World Index, had a -8.93% total return for the 12 months ended December 31, 2018.1

The U.S. economy grew during the 12-month period. After moderating for three consecutive quarters, the economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending. However, growth moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 4.1% in December 2017 to 3.9% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.1% in December 2017 to 1.9% at period-end.2 The Fed raised its target range for the federal funds rate four times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. At its December meeting, the Fed reduced the projected 2019 rate increases to two, compared to three projected previously.

In Europe, the U.K.’s quarterly economic growth moderated in 2018’s first quarter, but accelerated in 2018’s second and third quarters. The Bank of England raised its key policy rate once during the review period. After moderating in 2018’s first quarter, the eurozone’s quarterly growth remained stable in the second quarter, but eased in the third quarter. The bloc’s annual inflation rate ended the period higher than in December 2017. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In December 2018, the ECB confirmed its plan to conclude its bond purchase program at the end of 2018 and reiterated it expects key interest rates to remain unchanged through the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) grew in 2018’s second quarter, following a contraction in the first quarter, but contracted again in the third quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth remained stable in 2018’s first and second quarters, but accelerated in the third quarter. The Central Bank of Brazil lowered its benchmark interest rate twice during the period. Russia’s annual GDP growth rate accelerated in 2018’s first and second quarters, but moderated in the third quarter. After lowering its key rate twice early in the period, the Bank of Russia raised it twice in the period’s second half to curtail inflation risks. China’s annual GDP grew at a stable rate in 2018’s first quarter, but it moderated in the second and third quarters. The People’s Bank of China left its benchmark interest rate unchanged during the period, but it took measures to improve financial liquidity to mitigate the negative effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -14.25% total return during the period.1

The foregoing information reflects our analysis and opinions as of December 31, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Corefolio Allocation Fund

This annual report for Franklin Corefolio Allocation Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a -7.10% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, had a -4.38% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, had a -8.20% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Growth Fund –Class R6 and Franklin Growth Opportunities Fund – Class R6 performed better than the S&P 500, while Franklin Mutual Shares Fund – Class R6 underperformed the index. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 21.

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FRANKLIN COREFOLIO ALLOCATION FUND

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Vice President of Franklin Advisers, Inc.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[1]	Total Return	[2]

A3
1-Year	-7.10%		-12.23%

5-Year	+26.32%		+3.61%

10-Year	+176.99%		+10.10%

Advisor
1-Year	-6.85%		-6.85%

5-Year	+27.99%		+5.06%

10-Year	+184.55%		+11.02%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

6	Annual Report	franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 8 for Performance Summary footnotes.

franklintempleton.com	Annual Report	7

FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.1498	$0.0320	$0.8368	$1.0186
C	$0.0123	$0.0320	$0.8368	$0.8811
R	$0.0926	$0.0320	$0.8368	$0.9614
R6	$0.2102	$0.0320	$0.8368	$1.0790
Advisor	$0.1962	$0.0320	$0.8368	$1.0650

Total Annual Operating Expenses5

Share Class
A	1.00%
Advisor	0.75%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general conditions. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

8	Annual Report	franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$899.40	$1.92	$1,023.19	$2.04	0.40%
C	$1,000	$896.20	$5.50	$1,019.41	$5.85	1.15%
R	$1,000	$898.40	$3.01	$1,022.03	$3.21	0.63%
R6	$1,000	$900.80	$0.43	$1,024.75	$0.46	0.09%
Advisor	$1,000	$900.60	$0.72	$1,024.45	$0.77	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	9

Franklin Founding Funds Allocation Fund

This annual report for Franklin Founding Funds Allocation Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a -9.82% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, had a -4.38% total return and the MSCI World Index, which tracks equity performance in global developed markets, had a -8.20% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1⁄3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Class R6 and Franklin Mutual Shares Fund – Class R6 underperformed the S&P 500. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

10	Annual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Vice President of Franklin Advisers, Inc.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	11

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[1]	Total Return	[2]

A3
1-Year	-9.82%		-14.80%

5-Year	+9.92%		+0.76%

10-Year	+125.55%		+7.86%

Advisor
1-Year	-9.60%		-9.60%

5-Year	+11.36%		+2.17%

10-Year	+131.27%		+8.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

12	Annual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 14 for Performance Summary footnotes.

franklintempleton.com	Annual Report	13

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income
A	$0.5045
C	$0.2989
R	$0.4614
R6	$0.2946
Advisor	$0.5385

Total Annual Operating Expenses5

Share Class
A	0.98%
Advisor	0.73%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher-yielding, lower-rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

14	Annual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$912.90	$1.83	$1,023.29	$1.94	0.38%
C	$1,000	$909.80	$5.39	$1,019.56	$5.70	1.12%
R	$1,000	$912.70	$3.04	$1,022.03	$3.21	0.63%
R6	$1,000	$914.60	$0.29	$1,024.90	$0.31	0.06%
Advisor	$1,000	$914.60	$0.63	$1,024.55	$0.66	0.13%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	15

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Corefolio Allocation Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$19.68	$17.06	$16.80	$18.00	$17.61

Income from investment operations[a]:

Net investment income[b,c]	0.17	0.17	0.14	0.14	0.23

Net realized and unrealized gains (losses)	(1.51)	3.23	1.07	(0.32)	0.91

Total from investment operations	(1.34)	3.40	1.21	(0.18)	1.14

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.15)	(0.18)	(0.17)	(0.16)	(0.29)

Net realized gains	(0.87)	(0.60)	(0.78)	(0.86)	(0.46)

Total distributions	(1.02)	(0.78)	(0.95)	(1.02)	(0.75)

Net asset value, end of year	$17.32	$19.68	$17.06	$16.80	$18.00

Total return[d]	(7.10)%	20.07%	7.64%	(1.20)%	6.48%

Ratios to average net assets

Expenses[e,f]	0.41%	0.47%	0.45%	0.47%	0.48%

Net investment income[c]	0.76%	0.90%	0.83%	0.80%	1.27%

Supplemental data

Net assets, end of year (000’s)	$593,983	$579,707	$507,530	$523,540	$558,862

Portfolio turnover rate	3.94%	0.71%	0.40%	0.53%	5.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the year ended December 31, 2018.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

16	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$19.43	$16.85	$16.61	$17.81	$17.44

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.10)	0.02	0.01	0.02	0.10

Net realized and unrealized gains (losses)	(1.35)	3.19	1.05	(0.33)	0.89

Total from investment operations	(1.45)	3.21	1.06	(0.31)	0.99

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.03)	(0.04)	(0.03)	(0.16)

Net realized gains	(0.87)	(0.60)	(0.78)	(0.86)	(0.46)

Total distributions	(0.88)	(0.63)	(0.82)	(0.89)	(0.62)

Net asset value, end of year	$17.10	$19.43	$16.85	$16.61	$17.81

Total return[d]	(7.76)%	19.20%	6.82%	(1.92)%	5.69%

Ratios to average net assets

Expenses[e,f]	1.16%	1.22%	1.20%	1.19%	1.19%

Net investment income[c]	0.01%	0.15%	0.08%	0.08%	0.56%

Supplemental data

Net assets, end of year (000’s)	$72,124	$170,218	$160,729	$172,116	$176,680

Portfolio turnover rate	3.94%	0.71%	0.40%	0.53%	5.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the year ended December 31, 2018.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	17

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$19.68	$17.06	$16.81	$18.01	$17.60

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.12	0.10	0.10	0.16

Net realized and unrealized gains (losses)	(1.48)	3.23	1.06	(0.32)	0.95

Total from investment operations	(1.38)	3.35	1.16	(0.22)	1.11

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.09)	(0.13)	(0.13)	(0.12)	(0.24)

Net realized gains	(0.87)	(0.60)	(0.78)	(0.86)	(0.46)

Total distributions	(0.96)	(0.73)	(0.91)	(0.98)	(0.70)

Net asset value, end of year	$17.34	$19.68	$17.06	$16.81	$18.01

Total return	(7.30)%	19.79%	7.33%	(1.43)%	6.30%

Ratios to average net assets

Expenses[d,e]	0.65%	0.72%	0.70%	0.69%	0.69%

Net investment income[c]	0.52%	0.65%	0.58%	0.58%	1.06%

Supplemental data

Net assets, end of year (000’s)	$1,412	$1,629	$1,461	$1,423	$1,545

Portfolio turnover rate	3.94%	0.71%	0.40%	0.53%	5.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the year ended December 31, 2018.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

18	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,
	2018	2017[a]

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$19.67	$19.18

Income from investment operations[b]:

Net investment income[c,d]	0.27	0.26

Net realized and unrealized gains (losses)	(1.52)	0.73

Total from investment operations	(1.25)	0.99

Less distributions from:

Net investment income	(0.21)	(0.25)

Net realized gains	(0.87)	(0.25)

Total distributions	(1.08)	(0.50)

Net asset value, end of year	$17.34	$19.67

Total return[e]	(6.78)%	5.28%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.23%	3.47%

Expenses net of waiver and payments by affiliates[g]	0.09%	0.08%

Net investment income[d]	1.08%	1.29%

Supplemental data

Net assets, end of year (000’s)	$75	$5

Portfolio turnover rate	3.94%	0.71%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the year ended December 31, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	19

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$19.71	$17.08	$16.82	$18.03	$17.64

Income from investment operations[a]:

Net investment income[b,c]	0.24	0.25	0.21	0.21	0.32

Net realized and unrealized gains (losses)	(1.53)	3.21	1.04	(0.35)	0.88

Total from investment operations	(1.29)	3.46	1.25	(0.14)	1.20

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.20)	(0.23)	(0.21)	(0.21)	(0.35)

Net realized gains	(0.87)	(0.60)	(0.78)	(0.86)	(0.46)

Total distributions	(1.07)	(0.83)	(0.99)	(1.07)	(0.81)

Net asset value, end of year	$17.35	$19.71	$17.08	$16.82	$18.03

Total return	(6.85)%	20.40%	7.90%	(0.96)%	6.79%

Ratios to average net assets

Expenses[d,e]	0.16%	0.22%	0.20%	0.19%	0.19%

Net investment income[c]	1.01%	1.15%	1.08%	1.08%	1.56%

Supplemental data

Net assets, end of year (000’s)	$40,399	$33,607	$22,721	$19,396	$18,918

Portfolio turnover rate	3.94%	0.71%	0.40%	0.53%	5.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the year ended December 31, 2018.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

20	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin Corefolio Allocation Fund

	Shares	Value

Investments in Underlying Funds 99.8%
Domestic Equity 74.9%
[a] Franklin Growth Fund, Class R6	1,962,605	$176,634,458
[a,b] Franklin Growth Opportunities Fund, Class R6	5,093,260	177,449,161
[a] Franklin Mutual Shares Fund, Class R6	7,272,713	176,217,841

		530,301,460

Foreign Equity 24.9%
[a] Templeton Growth Fund Inc., Class R6	8,505,314	175,974,947

Total Investments in Underlying Funds before Short Term Investments (Cost $567,392,731)		706,276,407

Short Term Investments (Cost $1,566) 0.0%†

Money Market Funds 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	1,566	1,566

Total Investments in Underlying Funds (Cost $567,394,297) 99.8%		706,277,973
Other Assets, less Liabilities 0.2%		1,714,992

Net Assets 100.0%		$707,992,965

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	21

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Founding Funds Allocation Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$14.54	$13.47	$12.14	$13.31	$13.37

Income from investment operations[a]:

Net investment income[b,c]	0.41	0.40	0.36	0.35	0.46

Net realized and unrealized gains (losses)	(1.82)	1.10	1.26	(1.16)	(0.06)

Total from investment operations	(1.41)	1.50	1.62	(0.81)	0.40

Less distributions from net investment income	(0.50)	(0.43)	(0.29)	(0.36)	(0.46)

Net asset value, end of year	$12.63	$14.54	$13.47	$12.14	$13.31

Total return[d]	(9.82)%	11.20%	13.52%	(6.18)%	2.92%

Ratios to average net assets

Expenses[e,f]	0.39%	0.43%	0.42%	0.41%	0.41%

Net investment income[c]	2.66%	2.81%	2.87%	2.65%	3.35%

Supplemental data

Net assets, end of year (000’s)	$3,209,751	$3,300,005	$3,310,397	$3,346,192	$3,958,706

Portfolio turnover rate	0.73%	0.48%	0.06%	—%	3.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2018.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

22	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$14.33	$13.27	$11.96	$13.11	$13.18

Income from investment operations[a]:

Net investment income[b,c]	0.18	0.28	0.26	0.25	0.35

Net realized and unrealized gains (losses)	(1.67)	1.10	1.25	(1.14)	(0.07)

Total from investment operations	(1.49)	1.38	1.51	(0.89)	0.28

Less distributions from net investment income	(0.30)	(0.32)	(0.20)	(0.26)	(0.35)

Net asset value, end of year	$12.54	$14.33	$13.27	$11.96	$13.11

Total return[d]	(10.54)%	10.43%	12.71%	(6.85)%	2.12%

Ratios to average net assets

Expenses[e,f]	1.14%	1.18%	1.17%	1.16%	1.16%

Net investment income[c]	1.91%	2.06%	2.12%	1.90%	2.60%

Supplemental data

Net assets, end of year (000’s)	$362,833	$1,261,997	$1,402,623	$1,458,281	$1,745,766

Portfolio turnover rate	0.73%	0.48%	0.06%	—%	3.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2018.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$14.58	$13.49	$12.16	$13.33	$13.39

Income from investment operations[a]:

Net investment income[b,c]	0.34	0.34	0.33	0.32	0.44

Net realized and unrealized gains (losses)	(1.78)	1.13	1.26	(1.16)	(0.08)

Total from investment operations	(1.44)	1.47	1.59	(0.84)	0.36

Less distributions from net investment income	(0.46)	(0.38)	(0.26)	(0.33)	(0.42)

Net asset value, end of year	$12.68	$14.58	$13.49	$12.16	$13.33

Total return	(10.01)%	10.97%	13.22%	(6.40)%	2.68%

Ratios to average net assets

Expenses[d,e]	0.64%	0.68%	0.67%	0.66%	0.66%

Net investment income[c]	2.41%	2.56%	2.62%	2.40%	3.10%

Supplemental data

Net assets, end of year (000’s)	$5,513	$7,843	$10,776	$10,724	$11,619

Portfolio turnover rate	0.73%	0.48%	0.06%	—%	3.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2018.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,
	2018	2017[a]

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$14.62	$14.46

Income from investment operations[b]:

Net investment income[c,d]	0.37	0.30

Net realized and unrealized gains (losses)	(1.75)	0.06

Total from investment operations	(1.38)	0.36

Less distributions from net investment income	(0.29)	(0.20)

Net asset value, end of year	$12.95	$14.62

Total return[e]	(9.57)%	2.56%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.08%	4.28%

Expenses net of waiver and payments by affiliates[g]	0.07%	0.06%

Net investment income[d]	2.98%	3.18%

Supplemental data

Net assets, end of year (000’s)	$4	$5

Portfolio turnover rate	0.73%	0.48%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$14.63	$13.54	$12.20	$13.38	$13.44

Income from investment operations[a]:

Net investment income[b,c]	0.43	0.46	0.40	0.39	0.53

Net realized and unrealized gains (losses)	(1.81)	1.10	1.26	(1.18)	(0.10)

Total from investment operations	(1.38)	1.56	1.66	(0.79)	0.43

Less distributions from net investment income	(0.54)	(0.47)	(0.32)	(0.39)	(0.49)

Net asset value, end of year.	$12.71	$14.63	$13.54	$12.20	$13.38

Total return	(9.60)%	11.58%	13.82%	(5.98)%	3.17%

Ratios to average net assets

Expenses[d,e]	0.14%	0.18%	0.17%	0.16%	0.16%

Net investment income[c]	2.91%	3.06%	3.12%	2.90%	3.60%

Supplemental data

Net assets, end of year (000’s)	$145,522	$174,219	$131,368	$123,966	$141,932

Portfolio turnover rate	0.73%	0.48%	0.06%	—%	3.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2018.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin Founding Funds Allocation Fund

	Shares	Value

Investments in Underlying Funds 100.1%
Domestic Equity 33.5%
[a] Franklin Mutual Shares Fund, Class R6	51,535,828	$1,248,713,107

Domestic Hybrid 33.2%
[a] Franklin Income Fund, Class R6	583,795,696	1,237,646,875

Foreign Equity 33.4%
[a] Templeton Growth Fund Inc., Class R6	60,050,682	1,242,448,619

Total Investments in Underlying Funds before Short Term Investments (Cost $4,109,499,071)		3,728,808,601

Short Term Investments (Cost $4,344) 0.0%†

Money Market Funds 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	4,344	4,344

Total Investments in Underlying Funds (Cost $4,109,503,415) 100.1%		3,728,812,945
Other Assets, less Liabilities (0.1)%		(5,189,728)

Net Assets 100.0%		$3,723,623,217

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

December 31, 2018

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3e)	$567,394,297	$4,109,503,415

Value - Non-controlled affiliates (Note 3e)	$706,277,973	$3,728,812,945
Cash	2,815,723	—
Receivables:
Investment securities sold	—	7,000,000
Capital shares sold	1,066,541	3,500,717
Other assets	94	547

Total assets	710,160,331	3,739,314,209

Liabilities:
Payables:
Investment securities purchased	900,000	—
Capital shares redeemed	671,284	8,553,193
Administrative fees	18,476	98,103
Distribution fees	395,018	2,091,362
Transfer agent fees	122,343	813,037
Funds advanced by custodian	—	3,932,612
Accrued expenses and other liabilities	60,245	202,685

Total liabilities	2,167,366	15,690,992

Net assets, at value	$707,992,965	$3,723,623,217

Net assets consist of:
Paid-in capital	$532,067,356	$4,110,429,590
Total distributable earnings (loss)	175,925,609	(386,806,373)

Net assets, at value	$707,992,965	$3,723,623,217

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2018

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Class A:
Net assets, at value	$593,982,638	$3,209,750,579
Shares outstanding	34,292,306	254,046,510
Net asset value per share[a]	$17.32	$12.63
Maximum offering price per share (net asset value per share ÷ 94.50%)	$18.33	$13.37
Class C:
Net assets, at value	$ 72,124,384	$ 362,832,998
Shares outstanding	4,218,118	28,927,980
Net asset value and maximum offering price per share[a]	$17.10	$12.54
Class R:
Net assets, at value	$ 1,412,117	$ 5,513,404
Shares outstanding	81,446	434,905
Net asset value and maximum offering price per share	$17.34	$12.68
Class R6:
Net assets, at value	$ 75,164	$ 4,482
Shares outstanding	4,335	346
Net asset value and maximum offering price per share	$17.34	$12.95
Advisor Class:
Net assets, at value	$ 40,398,662	$ 145,521,754
Shares outstanding	2,328,241	11,449,710
Net asset value and maximum offering price per share	$17.35	$12.71

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended December 31, 2018

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3e)	$ 9,297,552	$ 134,278,078

Expenses:
Administrative fees (Note 3a)	239,375	1,320,420
Distribution fees: (Note 3b)
Class A	1,512,747	8,013,336
Class C	1,520,405	10,121,799
Class R	7,955	33,625
Transfer agent fees: (Note 3d)
Class A	621,546	3,155,495
Class C	156,211	1,000,848
Class R	1,670	6,684
Class R6	111	5,316
Advisor Class	40,266	155,099
Reports to shareholders	61,716	340,304
Registration and filing fees	96,066	142,471
Professional fees	46,114	69,629
Trustees’ fees and expenses	7,679	43,730
Other	21,060	46,955

Total expenses	4,332,921	24,455,711

Expenses waived/paid by affiliates (Note 3e and 3f)	(339)	(2,607)

Net expenses	4,332,582	24,453,104

Net investment income	4,964,970	109,824,974

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3e)	10,105,363	59,044,660
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3e)	46,194,422	178,200,937

Net realized gain (loss)	56,299,785	237,245,597

Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3e)	(115,422,185)	(765,133,150)

Net realized and unrealized gain (loss)	(59,122,400)	(527,887,553)

Net increase (decrease) in net assets resulting from operations	$ (54,157,430)	$ (418,062,579)

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 4,964,970	$ 5,569,955	$ 109,824,974	$ 126,278,247
Net realized gain (loss)	56,299,785	36,299,453	237,245,597	140,774,241
Net change in unrealized appreciation (depreciation)	(115,422,185)	92,487,360	(765,133,150)	239,603,757

Net increase (decrease) in net assets resulting from operations	(54,157,430)	134,356,768	(418,062,579)	506,656,245

Distributions to shareholders: (Note 1c)
Class A	(31,429,597)	(22,546,319)	(116,621,060)	(98,666,117)
Class C	(6,261,482)	(5,582,029)	(19,814,740)	(29,019,210)
Class R	(76,122)	(60,074)	(206,016)	(216,032)
Class R6	(4,072)	(129)	(300,471)	(69)
Advisor Class	(2,113,981)	(1,310,562)	(5,943,055)	(5,346,121)

Total distributions to shareholders	(39,885,254)	(29,499,113)	(142,885,342)	(133,247,549)

Capital share transactions: (Note 2)
Class A	92,218,327	(4,837,099)	368,804,104	(266,326,868)
Class C	(87,999,400)	(14,328,351)	(821,039,175)	(245,847,581)
Class R	(27,449)	(47,258)	(1,509,563)	(3,696,768)
Class R6	83,314	5,000	1,869,543	5,000
Advisor Class	12,594,513	7,075,931	(7,623,342)	31,363,501

Total capital share transactions	16,869,305	(12,131,777)	(459,498,433)	(484,502,716)

Net increase (decrease) in net assets	(77,173,379)	92,725,878	(1,020,446,354)	(111,094,020)
Net assets:
Beginning of year	785,166,344	692,440,466	4,744,069,571	4,855,163,591

End of year (Note 1c)	$707,992,965	$785,166,344	$3,723,623,217	$4,744,069,571

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and capital gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

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The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended December 31, 2017, distributions to shareholders were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Distributions from net investment income:
Class A	$ (5,257,240)	$(98,666,117)
Class C	(301,168)	(29,019,210)
Class R	(10,966)	(216,032)
Class R6	(64)	(69)
Advisor Class	(387,654)	(5,346,121)
Distributions from net realized gains:
Class A	(17,289,079)	—
Class C	(5,280,861)	—
Class R	(49,108)	—
Class R6	(65)	—
Advisor Class	(922,908)	—

For the year ended December 31, 2017, undistributed net investment income included in net assets were as follows:

Fund	Undistributed net investment income

Franklin Corefolio Allocation Fund	$ 482,410
Franklin Founding Funds Allocation Fund	$50,704,599

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2. Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2018
Shares sold[a]	7,627,736	$150,603,231	56,210,520	$790,491,720
Shares issued in reinvestment of distributions	1,661,540	30,730,226	8,380,784	111,330,439
Shares redeemed	(4,456,618)	(89,115,130)	(37,436,285)	(533,018,055)

Net increase (decrease)	4,832,658	$92,218,327	27,155,019	$368,804,104

Year ended December 31, 2017
Shares sold	2,817,012	$52,910,655	15,304,440	$217,551,523
Shares issued in reinvestment of distributions	1,141,388	22,008,253	6,557,756	93,750,165
Shares redeemed	(4,256,707)	(79,756,007)	(40,784,255)	(577,628,556)

Net increase (decrease)	(298,307)	$(4,837,099)	(18,922,059)	$(266,326,868)

Class C Shares:
Year ended December 31, 2018
Shares sold	1,105,173	$21,834,828	4,059,067	$56,982,121
Shares issued in reinvestment of distributions	327,572	6,166,942	1,422,319	19,460,023
Shares redeemed[a]	(5,975,628)	(116,001,170)	(64,640,423)	(897,481,319)

Net increase (decrease)	(4,542,883)	$(87,999,400)	(59,159,037)	$(821,039,175)

Year ended December 31, 2017
Shares sold	992,423	$18,395,905	5,064,004	$70,473,622
Shares issued in reinvestment of distributions	290,484	5,486,825	2,019,077	28,382,010
Shares redeemed	(2,060,680)	(38,211,081)	(24,718,389)	(344,703,213)

Net increase (decrease)	(777,773)	$(14,328,351)	(17,635,308)	$(245,847,581)

Class R Shares:
Year ended December 31, 2018
Shares sold	6,220	$121,209	36,015	$515,730
Shares issued in reinvestment of distributions	4,080	76,122	15,217	204,363
Shares redeemed	(11,641)	(224,780)	(154,224)	(2,229,656)

Net increase (decrease)	(1,341)	$(27,449)	(102,992)	$(1,509,563)

Year ended December 31, 2017
Shares sold	5,857	$108,807	67,650	$953,078
Shares issued in reinvestment of distributions	3,123	60,074	14,667	210,003
Shares redeemed	(11,854)	(216,139)	(343,308)	(4,859,849)

Net increase (decrease)	(2,874)	$(47,258)	(260,991)	$(3,696,768)

Class R6 Shares:
Year ended December 31, 2018
Shares sold	3,868	$79,523	1,264,813	$18,906,774
Shares issued in reinvestment of distributions	206	3,791	21,242	300,369
Shares redeemed	—	—	(1,286,055)	(17,337,600)

Net increase (decrease)	4,074	$83,314	—	$1,869,543

Year ended December 31, 2017[b]
Shares sold	261	$5,000	346	$5,000

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	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Year ended December 31, 2018
Shares sold	1,258,647	$25,392,315	3,576,234	$51,468,103
Shares issued in reinvestment of distributions	97,110	1,785,709	390,538	5,230,657
Shares redeemed	(732,501)	(14,583,511)	(4,427,603)	(64,322,102)

Net increase (decrease)	623,256	$12,594,513	(460,831)	$(7,623,342)

Year ended December 31, 2017
Shares sold	637,225	$12,034,539	5,316,982	$75,701,599
Shares issued in reinvestment of distributions	53,681	1,040,547	329,521	4,742,068
Shares redeemed	(316,011)	(5,999,155)	(3,436,382)	(49,080,166)

Net increase (decrease)	374,895	$7,075,931	2,210,121	$31,363,501

aMay include a portion of Class C shares that were automatically converted to Class A.

bFor the period August 1, 2017 (effective date) to December 31, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers, and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

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3. Transactions with Affiliates (continued)

b. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$151,499	$336,790
CDSC retained	$ 9,655	$ 24,583

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Funds’ Prospectus.

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Transfer agent fees	$705,401	$2,376,678

e. Investments in Underlying Funds

The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

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Investments in Underlying Funds for the year ended December 31, 2018, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates

Franklin Growth Fund, Class R6	2,103,909	45,506	(186,810)	1,962,605	$ 176,634,458	$ 1,527,473	$ 10,038,844	[a]	$ (15,932,700)
Franklin Growth Opportunities Fund, Class R6	5,018,837	696,744	(622,321)	5,093,260	177,449,161	—	21,839,354	[a]	(20,725,147)
Franklin Mutual Shares Fund, Class R6	6,736,303	844,697	(308,287)	7,272,713	176,217,841	3,750,024	8,014,325	[a]	(29,192,994)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	79	42,234,931	(42,233,444)	1,566	1,566	13,275	—		—
Templeton Growth Fund Inc., Class R6	7,249,681	1,522,079	(266,446)	8,505,314	175,974,947	4,006,780	16,407,262	[a]	(49,571,344)

Total Affiliated Securities					$ 706,277,973	$ 9,297,552	$ 56,299,785		$(115,422,185)

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	670,219,817	37,923,483	(124,347,604)	583,795,696	$1,237,646,875	$ 79,856,561	$ (11,064,982)		$(139,763,916)
Franklin Mutual Shares Fund, Class R6	55,351,664	3,710,420	(7,526,256)	51,535,828	1,248,713,107	26,353,737	101,496,680	[a]	(246,748,592)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	760	162,897,537	(162,893,953)	4,344	4,344	31,594	—		—
Templeton Growth Fund Inc., Class R6	58,210,549	7,708,637	(5,868,504)	60,050,682	1,242,448,619	28,036,186	146,813,899	[a]	(378,620,642)

Total Affiliated Securities					$3,728,812,945	$134,278,078	$ 237,245,597		$(765,133,150)

aIncludes capital gain distributions received.

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2019.

4. Income Taxes

During the year ended December 31, 2018, Franklin Founding Funds Allocation Fund utilized $232,799,822 of capital loss carryforwards.

On December 31, 2018, Franklin Founding Funds Allocation Fund had expired capital loss carryforwards of $233,145,638, which were reclassified to paid-in capital.

For tax purposes, the Funds may elect to defer any portion of post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2018, Franklin Corefolio Allocation Fund deferred post-October capital losses of $62,428.

The tax character of distributions paid during the years ended December 31, 2018 and 2017, was as follows:

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	2018	2017	2018	2017

Distributions paid from:
Ordinary income	$6,797,708	$6,711,024	$142,885,342	$133,247,549
Long term capital gain	33,087,546	22,788,089	—	—

	$39,885,254	$29,499,113	$142,885,342	$133,247,549

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4. Income Taxes (continued)

At December 31, 2018, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Cost of investments	$571,901,227	$4,137,634,435

Unrealized appreciation	$147,607,945	$—
Unrealized depreciation	(13,231,199)	(408,821,490)

Net unrealized appreciation (depreciation)	$134,376,746	$(408,821,490)

Distributable earnings:
Undistributed ordinary income	$549,226	$22,015,114
Undistributed long term capital gains	41,062,067	—

Total distributable earnings	$41,611,293	$22,015,114

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.

Franklin Corefolio Allocation Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.

5. Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2018, were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Purchases	$31,300,000	$ 32,000,000
Sales	$61,039,993	$659,371,359

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6. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 8, 2019, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 7, 2020, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2018, the Funds did not use the Global Credit Facility.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At December 31, 2018, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund (the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

February 15, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, Franklin Corefolio Allocation Fund hereby reports the maximum amount allowable but no less than $38,492,615 as long term capital gain dividend for the fiscal year ended December 31, 2018.

Under Section 871(k)(2)(C) of the Internal Revenue Code, Franklin Corefolio Allocation Fund hereby reports the maximum amount allowable but no less than $1,276,756 as short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended December 31, 2018.

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2018:

Franklin	Franklin
Corefolio	Founding Funds
Allocation Fund	Allocation Fund

78.70%	29.81%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended December 31, 2018:

Franklin	Franklin
Corefolio	Founding Funds
Allocation Fund	Allocation Fund

$9,681,857	$74,625,576

Distributions, including qualified dividend income, paid during calendar year 2018 will be reported to shareholders on Form 1099-DIV by mid-February 2019. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2018, the Funds, qualified fund of funds under Section 852(g)(2) of Internal Revenue Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December 27, 2018, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin Corefolio Allocation Fund
Class A	$0.0099	$0.0939	$0.0736
Class C	$0.0099	$0.0939	$0.0736
Class R	$0.0099	$0.0939	$0.0736
Class R6	$0.0099	$0.0939	$0.0736
Advisor Class	$0.0099	$0.0939	$0.0736

Franklin Founding Funds Allocation Fund
Class A	$0.0095	$0.0904	$0.0709
Class C	$0.0095	$0.0904	$0.0709
Class R	$0.0095	$0.0904	$0.0709
Class R6	$0.0095	$0.0904	$0.0709
Advisor Class	$0.0095	$0.0904	$0.0709

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Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2018. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2018 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	136	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	112	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	136	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	136	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-Present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	136	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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FRANKLIN FUND ALLOCATOR SERIES

Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	136	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	112	None

Principal Occupation During at Least the Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing) (2002-present); Senior Advisor, McKinsey & Co. (consulting) (2017-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers
			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	150	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	136	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer, and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co-Secretary	Vice President since 2009 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President AML – Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton Investments.

Edward D. Perks (1970) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of nine of the investment companies in Franklin Templeton Investments (since December 2018).

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co-Secretary	Vice President since 2011 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter Franklin Fund Allocator Series

Fund Administrator
Franklin Templeton Services, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2019 Franklin Templeton Investments. All rights reserved.	FAS2 A 02/19

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the 12 months ended December 31, 2018, the U.S. economy continued to grow amid mostly positive economic data and corporate earnings, but financial markets experienced volatility due to trade concerns and geopolitical stress. The U.S. Federal Reserve (Fed) increased its federal funds rate by 0.25% four times during the year, bringing the rate from 1.50% at the start of the period to 2.50% by period-end, although it reduced the number of projected rate increases for 2019. The Fed cited continued strength in the labor market and household spending as evidence of solid economic growth, and it noted stable inflation levels and little change in expected longer-term inflation.

In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), declined 6.24% (the index declining from 2,673.61 to 2,506.85).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index (MSCI), declined 10.44% (the index declining from 2,103.448 to 1,883.901).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate

Bond Index (Bloomberg Index), posted a +0.01% total return (an index increase from 2,046.37 to 2,046.60), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook will be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please

1. Source: Copyright © 2019, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -4.38% (index total return resulting in a decline from 5,212.76 to 4,984.22) and MSCI -8.20% (index total return resulting in a decline from 8,466.345 to 7,771.710).

4. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of December 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Not part of the annual report	franklintempleton.com

Annual Report

Economic and Market Overview

The global economy expanded during the 12 months under review, despite weakness in certain regions. Global developed and emerging market stocks were aided at certain points during the period by higher crude oil prices, upbeat economic data, easing trade tensions and encouraging corporate earnings reports, as well as indications of a slower pace of interest-rate increases from the U.S. Federal Reserve (Fed).

However, various factors weighed on global markets during the period, including concerns about tighter regulation of technology companies, political uncertainties in the U.S. and the European Union, and major central banks’ interest-rate path and unwinding of monetary stimulus measures. Markets were further pressured by U.S. trade disputes with its allies and China, and their impact on global growth and corporate earnings. In this environment, global stocks, as measured by the MSCI All Country World Index, had a -8.93% total return for the 12 months ended December 31, 2018.1

The U.S. economy grew during the 12-month period. After moderating for three consecutive quarters, the economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending. However, growth moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 4.1% in December 2017 to 3.9% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.1% in December 2017 to 1.9% at period-end.2 The Fed raised its target range for the federal funds rate four times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. At its December meeting, the Fed reduced the projected 2019 rate increases to two, compared to three projected previously.

In Europe, the U.K.’s quarterly economic growth moderated in 2018’s first quarter, but accelerated in 2018’s second and third quarters. The Bank of England raised its key policy rate once during the review period. After moderating in 2018’s first quarter, the eurozone’s quarterly growth remained stable in the second quarter, but eased in the third quarter. The bloc’s annual inflation rate ended the period higher than in December 2017. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In December 2018, the ECB confirmed its plan to conclude its bond purchase program at the end of 2018 and reiterated it expects key interest rates to remain unchanged through the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) grew in 2018’s second quarter, following a contraction in the first quarter, but contracted again in the third quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth remained stable in 2018’s first and second quarters, but accelerated in the third quarter. The Central Bank of Brazil lowered its benchmark interest rate twice during the period. Russia’s annual GDP growth rate accelerated in 2018’s first and second quarters, but moderated in the third quarter. After lowering its key rate twice early in the period, the Bank of Russia raised it twice in the period’s second half to curtail inflation risks. China’s annual GDP grew at a stable rate in 2018’s first quarter, but it moderated in the second and third quarters. The People’s Bank of China left its benchmark interest rate unchanged during the period, but it took measures to improve financial liquidity to mitigate the negative effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -14.25% total return during the period.1

The foregoing information reflects our analysis and opinions as of December 31, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LifeSmart™ Retirement Income Fund

This annual report for Franklin LifeSmart™ Retirement Income Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to make monthly distributions, while preserving the investors’ capital over the long term. The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), based on each underlying fund’s predominant asset class and strategy.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -2.48% cumulative total return for the 12 months ended December 31, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.1 The Fund’s fixed income benchmark, the

Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36%% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +1.86%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call
(800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, our largest domestic fixed income fund holding, Franklin U.S. Government Securities Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our domestic equity

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 64.

4	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin U.S. Government Securities Fund – Class R6	24.1%
Franklin Floating Rate Daily Access Fund – Class R6	23.1%
Franklin Income Fund – Class R6	20.8%
Franklin LibertyQ U.S. Equity ETF	9.2%
Xtrackers USD High Yield Corporate Bond ETF	7.2%
Morgan Stanley Finance LLC– Index-Linked Notes	5.2%
Barclays Bank PLC– Index-Linked Notes	4.4%
Templeton Global Total Return Fund – Class R6	4.3%

fund holding, Franklin LibertyQ U.S. Equity ETF, underperformed the Fund’s equity benchmark, the MSCI ACWI. Our domestic hybrid fund holding, Franklin Income Fund – Class R6, performed better than the MSCI ACWI and underperformed the Bloomberg Barclays Multiverse Index. The index-linked note increased the level of income the Fund was able to generate.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin LifeSmart™ Retirement Income Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com	Annual Report	5

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Performance Summary as of December 31, 2018

The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	-2.48%		-7.82%

5-Year	+8.03%		+0.42%

10-Year	+90.32%		+6.05%

Advisor
1-Year	-2.21%		-2.21%

5-Year	+9.51%		+1.83%

10-Year	+95.88%		+6.95%

	Distribution		30-Day Standardized Yield[6]
Share Class	Rate	[5]	(with fee waiver)	(without fee waiver)

A	3.99%		3.56%	3.23%

Advisor	4.48%		4.04%	3.68%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

6	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 9 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	12/31/18	12/31/17	Change
A (FTRAX)	$10.35	$11.06	-$ 0.71
C (FRTCX)	$10.23	$10.92	-$ 0.69
R (FBRLX)	$10.31	$11.01	-$ 0.70
R6 (FLMTX)	$10.40	$11.11	-$ 0.71
Advisor (FLRDX)	$10.39	$11.10	-$ 0.71

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income
A	$0.4368
C	$0.3504
R	$0.4068
R6	$0.4716
Advisor	$0.4656

Total Annual Operating Expenses9

Share Class	With Fee Waiver	Without Fee Waiver
A	0.74%	1.33%
Advisor	0.49%	1.08%

See page 9 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment. The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. These and other risks are described more fully in the Fund’s prospectus.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 1, 2016, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

8. Source: FactSet. FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

9. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	9

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$973.50	$1.49	$1,023.69	$1.53	0.30%
C	$1,000	$969.20	$5.16	$1,019.96	$5.30	1.04%
R	$1,000	$972.10	$2.49	$1,022.68	$2.55	0.50%
R6	$1,000	$975.20	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$974.90	$0.25	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

10	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2020 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2020 Retirement Target Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -3.78% cumulative total return for the 12 months ended December 31, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return. The Fund’s fixed income benchmark, the

Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +1.86%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call
(800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 70.

franklintempleton.com	Annual Report	11

FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Low Duration Total Return Fund – Class R6	14.8%
Franklin U.S. Government Securities Fund – Class R6	13.5%
Franklin Growth Fund – Class R6	11.0%
Franklin Strategic Income Fund – Class R6	9.8%
Templeton Global Total Return Fund – Class R6	6.8%
Franklin LibertyQ U.S. Equity ETF	5.6%
Franklin Rising Dividends Fund – Class R6	5.6%
Franklin Pelagos Commodities Strategy Fund – Class R6	4.7%
Franklin Growth Opportunities Fund – Class R6	4.0%
Franklin Floating Rate Daily Access Fund – Class R6	3.5%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin LifeSmart™ 2020 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

12	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	-3.78%		-9.04%

5-Year	+13.39%		+1.39%

Since Inception (7/1/13)	+25.51%		+3.15%

Advisor
1-Year	-3.62%		-3.62%

5-Year	+14.85%		+2.81%

Since Inception (7/1/13)	+27.29%		+4.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

franklintempleton.com	Annual Report	13

FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/18)

Advisor Class (7/1/13–12/31/18)

See page 15 for Performance Summary footnotes.

14	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income
A	$0.3232
C	$0.2358
R	$0.2900
R6	$0.3573
Advisor	$0.3509

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	0.88%	1.55%
Advisor	0.63%	1.30%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Source: FactSet. The FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	15

FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$962.90	$1.48	$1,023.69	$1.53	0.30%
C	$1,000	$958.60	$5.18	$1,019.91	$5.35	1.05%
R	$1,000	$960.70	$2.72	$1,022.43	$2.80	0.55%
R6	$1,000	$963.70	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$962.60	$0.25	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

16	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2025 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2025 Retirement Target Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -5.46% cumulative total return for the 12 months ended December 31, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.1 The Fund’s fixed income benchmark, the

Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +1.86%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call
(800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 77.

franklintempleton.com	Annual Report	17

FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	15.7%
Franklin Low Duration Total Return Fund – Class R6	10.0%
Franklin U.S. Government Securities Fund – Class R6	9.1%
Franklin LibertyQ U.S. Equity ETF	8.0%
Franklin Rising Dividends Fund – Class R6	7.8%
Franklin Strategic Income Fund – Class R6	6.6%
Franklin Growth Opportunities Fund – Class R6	5.8%
Franklin Pelagos Commodities Strategy Fund – Class R6	4.8%
Templeton Global Total Return Fund – Class R6	4.6%
Franklin LibertyQ Emerging Markets ETF	3.4%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin LifeSmart™ 2025 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	-5.46%		-10.63%

5-Year	+14.38%		+1.57%

10-Year	+120.77%		+7.64%

Advisor
1-Year	-5.20%		-5.20%

5-Year	+15.88%		+2.99%

10-Year	+126.89%		+8.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 21 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.3325	$0.0095	$0.4142	$0.7562
C	$0.2356	$0.0095	$0.4142	$0.6593
R	$0.2985	$0.0095	$0.4142	$0.7222
R6	$0.3711	$0.0095	$0.4142	$0.7948
Advisor	$0.3645	$0.0095	$0.4142	$0.7882

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	0.89%	1.34%
Advisor	0.64%	1.09%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Source: FactSet. FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	21

FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$944.70	$1.47	$1,023.69	$1.53	0.30%
C	$1,000	$941.40	$5.09	$1,019.96	$5.30	1.04%
R	$1,000	$943.90	$2.69	$1,022.43	$2.80	0.55%
R6	$1,000	$946.40	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$946.10	$0.25	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

22	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2030 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2030 Retirement Target Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -6.32% cumulative total return for the 12 months ended December 31, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.1 The Fund’s fixed income benchmark, the

Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +1.86%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call
(800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 84.

franklintempleton.com	Annual Report	23

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	17.9%
Franklin LibertyQ U.S. Equity ETF	9.2%
Franklin Rising Dividends Fund – Class R6	9.0%
Franklin Low Duration Total Return Fund – Class R6	7.2%
Franklin Growth Opportunities Fund – Class R6	6.7%
Franklin U.S. Government Securities Fund – Class R6	6.6%
Franklin Strategic Income Fund – Class R6	4.8%
Franklin Pelagos Commodities Strategy Fund – Class R6	4.7%
Franklin LibertyQ Emerging Markets ETF	3.9%
Templeton Foreign Fund – Class R6	3.8%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin LifeSmart™ 2030 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	-6.32%		-11.48%

5-Year	+16.43%		+1.92%

Since Inception (7/1/13)	+30.63%		+3.91%

Advisor
1-Year	-6.08%		-6.08%

5-Year	+17.89%		+3.35%

Since Inception (7/1/13)	+32.40%		+5.23%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 27 for Performance Summary footnotes.

franklintempleton.com	Annual Report	25

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/18)

Advisor Class (7/1/13–12/31/18)

See page 27 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.3226	$0.0839	$0.4065
C	$0.2289	$0.0839	$0.3128
R	$0.2886	$0.0839	$0.3725
R6	$0.3593	$0.0839	$0.4432
Advisor	$0.3531	$0.0839	$0.4370

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	0.90%	1.59%
Advisor	0.65%	1.34%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Source: FactSet. FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	27

FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$935.80	$1.46	$1,023.69	$1.53	0.30%
C	$1,000	$931.90	$5.11	$1,019.91	$5.35	1.05%
R	$1,000	$933.60	$2.68	$1,022.43	$2.80	0.55%
R6	$1,000	$936.80	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$936.50	$0.24	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

28	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2035 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2035 Retirement Target Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -6.87% cumulative total return for the 12 months ended December 31, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.1 The Fund’s fixed income benchmark, the

Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +1.86%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 31.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call
(800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 91.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	19.5%
Franklin LibertyQ U.S. Equity ETF	9.9%
Franklin Rising Dividends Fund – Class R6	9.9%
Franklin Growth Opportunities Fund – Class R6	7.1%
Franklin Low Duration Total Return Fund – Class R6	5.7%
Franklin U.S. Government Securities Fund – Class R6	5.2%
Franklin Pelagos Commodities Strategy Fund – Class R6	4.8%
Franklin LibertyQ Emerging Markets ETF	4.3%
Templeton Foreign Fund – Class R6	4.2%
Franklin International Small Cap Growth Fund – Class R6	4.0%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin LifeSmart™ 2035 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	-6.87%		-12.01%

5-Year	+16.48%		+1.94%

10-Year	+135.95%		+8.36%

Advisor
1-Year	-6.67%		-6.67%

5-Year	+17.97%		+3.36%

10-Year	+142.71%		+9.27%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 33 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 33 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.2987	$0.0055	$0.4427	$0.7469
C	$0.1984	$0.0055	$0.4427	$0.6466
R	$0.2653	$0.0055	$0.4427	$0.7135
R6	$0.3389	$0.0055	$0.4427	$0.7871
Advisor	$0.3321	$0.0055	$0.4427	$0.7803

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	0.91%	1.40%
Advisor	0.66%	1.15%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Source: FactSet. FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	33

FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$929.10	$1.46	$1,023.69	$1.53	0.30%
C	$1,000	$925.50	$5.10	$1,019.91	$5.35	1.05%
R	$1,000	$927.40	$2.62	$1,022.48	$2.75	0.54%
R6	$1,000	$930.30	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$929.90	$0.24	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

34	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2040 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2040 Retirement Target Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -7.00% cumulative total return for the 12 months ended December 31, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.1 The Fund’s fixed income benchmark, the

Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +1.86%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 37.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call
(800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 98.

franklintempleton.com	Annual Report	35

FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	20.3%
Franklin LibertyQ U.S. Equity ETF	10.3%
Franklin Rising Dividends Fund – Class R6	10.2%
Franklin Growth Opportunities Fund – Class R6	7.4%
Franklin Low Duration Total Return Fund – Class R6	4.8%
Franklin Pelagos Commodities Strategy Fund – Class R6	4.7%
Franklin LibertyQ Emerging Markets ETF	4.5%
Franklin U.S. Government Securities Fund – Class R6	4.4%
Templeton Foreign Fund – Class R6	4.4%
Franklin International Small Cap Growth Fund – Class R6	4.1%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin LifeSmart™ 2040 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

36	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	-7.00%		-12.13%

5-Year	+17.51%		+2.12%

Since Inception (7/1/13)	+32.68%		+4.20%

Advisor
1-Year	-6.82%		-6.82%

5-Year	+19.11%		+3.56%

Since Inception (7/1/13)	+34.65%		+5.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 39 for Performance Summary footnotes.

franklintempleton.com	Annual Report	37

FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/18)

Advisor Class (7/1/13–12/31/18)

See page 39 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.3007	$0.2229	$0.5236
C	$0.2072	$0.2229	$0.4301
R	$0.2635	$0.2229	$0.4864
R6	$0.3373	$0.2229	$0.5602
Advisor	$0.3311	$0.2229	$0.5540

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	0.92%	1.77%
Advisor	0.67%	1.52%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Source: FactSet. FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	39

FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$926.60	$1.46	$1,023.69	$1.53	0.30%
C	$1,000	$923.10	$5.09	$1,019.91	$5.35	1.05%
R	$1,000	$926.10	$2.67	$1,022.43	$2.80	0.55%
R6	$1,000	$928.20	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$927.70	$0.24	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

40	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2045 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2045 Retirement Target Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -7.42% cumulative total return for the 12 months ended December 31, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.1 The Fund’s fixed income benchmark, the

Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +1.86%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 43.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call
(800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 105.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	20.7%
Franklin LibertyQ U.S. Equity ETF	10.6%
Franklin Rising Dividends Fund – Class R6	10.4%
Franklin Growth Opportunities Fund – Class R6	7.6%
Franklin Pelagos Commodities Strategy Fund – Class R6	4.7%
Franklin LibertyQ Emerging Markets ETF	4.6%
Templeton Foreign Fund – Class R6	4.5%
Franklin Low Duration Total Return Fund – Class R6	4.3%
Franklin International Small Cap Growth Fund – Class R6	4.3%
Franklin U.S. Government Securities Fund – Class R6	3.9%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin LifeSmart™ 2045 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

42	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	-7.42%		-12.50%

5-Year	+16.55%		+1.95%

10-Year	+144.05%		+8.72%

Advisor
1-Year	-7.13%		-7.13%

5-Year	+18.15%		+3.39%

10-Year	+151.55%		+9.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 45 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 45 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.2699	$0.4792	$0.7491
C	$0.1696	$0.4792	$0.6488
R	$0.2356	$0.4792	$0.7148
R6	$0.3104	$0.4792	$0.7896
Advisor	$0.3035	$0.4792	$0.7827

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	0.93%	1.54%
Advisor	0.68%	1.29%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Source: FactSet. FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	45

FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$923.20	$1.45	$1,023.69	$1.53	0.30%
C	$1,000	$920.00	$5.03	$1,019.96	$5.30	1.04%
R	$1,000	$922.70	$2.62	$1,022.48	$2.75	0.54%
R6	$1,000	$924.50	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$924.80	$0.24	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

46	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2050 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2050 Retirement Target Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -7.40% cumulative total return for the 12 months ended December 31, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.1 The Fund’s fixed income benchmark, the

Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +1.86%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 49.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call
(800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 112.

franklintempleton.com	Annual Report	47

FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	21.1%
Franklin LibertyQ U.S. Equity ETF	10.7%
Franklin Rising Dividends Fund – Class R6	10.6%
Franklin Growth Opportunities Fund – Class R6	7.7%
Franklin Pelagos Commodities Strategy Fund – Class R6	4.7%
Franklin LibertyQ Emerging Markets ETF	4.6%
Templeton Foreign Fund – Class R6	4.6%
Franklin International Small Cap Growth Fund – Class R6	4.3%
Franklin Low Duration Total Return Fund – Class R6	4.0%
Financial Select Sector SPDR ETF	3.8%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin LifeSmart™ 2050 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

48	Annual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	-7.40%		-12.50%

5-Year	+18.31%		+2.26%

Since Inception (7/1/13)	+33.85%		+4.37%

Advisor
1-Year	-7.23%		-7.23%

5-Year	+19.93%		+3.70%

Since Inception (7/1/13)	+35.83%		+5.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 51 for Performance Summary footnotes.

franklintempleton.com	Annual Report	49

FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/18)

Advisor Class (7/1/13–12/31/18)

See page 51 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.2976	$0.1927	$0.4903
C	$0.2025	$0.1927	$0.3952
R	$0.2655	$0.1927	$0.4582
R6	$0.3338	$0.1927	$0.5265
Advisor	$0.3269	$0.1927	$0.5196

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	0.93%	1.97%
Advisor	0.68%	1.72%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Source: FactSet. FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	51

FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$924.10	$1.45	$1,023.69	$1.53	0.30%
C	$1,000	$920.40	$5.08	$1,019.91	$5.35	1.05%
R	$1,000	$922.60	$2.67	$1,022.43	$2.80	0.55%
R6	$1,000	$924.90	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$924.40	$0.24	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

52	Annual Report	franklintempleton.com

Franklin LifeSmart™ 2055 Retirement Target Fund

This annual report for Franklin LifeSmart™ 2055 Retirement Target Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -7.37% cumulative total return for the 12 months ended December 31, 2018. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -8.93% total return.1 The Fund’s fixed income benchmark, the

Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -1.36% total return.1 The FTSE 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +1.86%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 55.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 119.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Top 10 Fund Holdings

12/31/18

% of Total
Net Assets
Franklin Growth Fund – Class R6	21.1%
Franklin LibertyQ U.S. Equity ETF	10.6%
Franklin Rising Dividends Fund – Class R6	10.5%
Franklin Growth Opportunities Fund – Class R6	7.8%
Franklin Pelagos Commodities Strategy Fund – Class R6	4.7%
Franklin LibertyQ Emerging Markets ETF	4.7%
Templeton Foreign Fund – Class R6	4.5%
Franklin International Small Cap Growth Fund – Class R6	4.3%
Franklin Low Duration Total Return Fund – Class R6	4.0%
Financial Select Sector SPDR ETF	3.8%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Subsequent to fiscal year-end December 31, 2018, T. Anthony Coffey retired effective February 15, 2019. Thomas Nelson and May Tong will perform co-lead portfolio manager responsibilities going forward.

Thank you for your continued participation in Franklin LifeSmart™ 2055 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
1-Year	-7.37%		-12.44%

3-Year	+13.73%		+2.45%

Since Inception (5/1/15)	+7.59%		+0.46%

Advisor
1-Year	-7.16%		-7.16%

3-Year	+14.54%		+4.63%

Since Inception (5/1/15)	+8.39%		+2.22%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 57 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (5/1/15–12/31/18)

Advisor Class (5/1/15–12/31/18)

See page 57 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.1994	$0.0149	$0.1551	$0.3694
C	$0.1310	$0.0149	$0.1551	$0.3010
R	$0.1732	$0.0149	$0.1551	$0.3432
R6	$0.2288	$0.0149	$0.1551	$0.3988
Advisor	$0.2237	$0.0149	$0.1551	$0.3937

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	0.93%	3.44%
Advisor	0.68%	3.19%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Source: FactSet. FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$923.90	$1.45	$1,023.69	$1.53	0.30%
C	$1,000	$919.70	$5.08	$1,019.91	$5.35	1.05%
R	$1,000	$922.30	$2.66	$1,022.43	$2.80	0.55%
R6	$1,000	$924.80	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$924.30	$0.24	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ Retirement Income Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.06	$10.96	$10.78	$11.67	$12.28

Income from investment operations[a]:

Net investment income[b,c]	0.50	0.43	0.27	0.26	0.39

Net realized and unrealized gains (losses)	(0.77)	0.10	0.28	(0.55)	(0.01)

Total from investment operations	(0.27)	0.53	0.55	(0.29)	0.38

Less distributions from:

Net investment income	(0.44)	(0.43)	(0.28)	(0.27)	(0.40)

Net realized gains	—	—	(0.05)	(0.33)	(0.59)

Tax return of capital	—	—	(0.04)	—	—

Total distributions	(0.44)	(0.43)	(0.37)	(0.60)	(0.99)

Net asset value, end of year	$10.35	$11.06	$10.96	$10.78	$11.67

Total return[d]	(2.48)%	4.84%	5.25%	(2.59)%	3.07%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.90%	0.92%	0.90%	0.92%	0.84%

Expenses net of waiver and payments by affiliates[e]	0.30% [f]	0.30% [f]	0.30%	0.33%	0.35%

Net investment income[c]	4.63%	3.89%	2.50%	2.27%	3.20%

Supplemental data

Net assets, end of year (000’s)	$31,461	$32,397	$39,713	$44,823	$48,121

Portfolio turnover rate	46.27%	28.12%	149.53%	38.48%	68.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.92	$10.83	$10.66	$11.55	$12.16

Income from investment operations[a]:

Net investment income[b,c]	0.42	0.34	0.19	0.18	0.30

Net realized and unrealized gains (losses)	(0.76)	0.10	0.28	(0.55)	(0.01)

Total from investment operations	(0.34)	0.44	0.47	(0.37)	0.29

Less distributions from:

Net investment income	(0.35)	(0.35)	(0.22)	(0.19)	(0.31)

Net realized gains	—	—	(0.05)	(0.33)	(0.59)

Tax return of capital	—	—	(0.03)	—	—

Total distributions	(0.35)	(0.35)	(0.30)	(0.52)	(0.90)

Net asset value, end of year	$10.23	$10.92	$10.83	$10.66	$11.55

Total return[d]	(3.29)%	4.07%	4.50%	(3.32)%	2.39%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.65%	1.67%	1.64%	1.64%	1.54%

Expenses net of waiver and payments by affiliates[e]	1.05% [f]	1.05% [f]	1.04%	1.05%	1.05%

Net investment income[c]	3.88%	3.14%	1.76%	1.55%	2.50%

Supplemental data

Net assets, end of year (000’s)	$11,796	$16,070	$17,570	$20,858	$21,189

Portfolio turnover rate	46.27%	28.12%	149.53%	38.48%	68.98%
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.01	$10.92	$10.74	$11.64	$12.25

Income from investment operations[a]:

Net investment income[b,c]	0.48	0.40	0.25	0.25	0.36

Net realized and unrealized gains (losses)	(0.77)	0.09	0.28	(0.57)	(—)[d]

Total from investment operations	(0.29)	0.49	0.53	(0.32)	0.36

Less distributions from:

Net investment income	(0.41)	(0.40)	(0.26)	(0.25)	(0.38)

Net realized gains	—	—	(0.05)	(0.33)	(0.59)

Tax return of capital	—	—	(0.04)	—	—

Total distributions	(0.41)	(0.40)	(0.35)	(0.58)	(0.97)

Net asset value, end of year	$10.31	$11.01	$10.92	$10.74	$11.64

Total return	(2.67)%	4.57%	4.94%	(2.87)%	2.89%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.11%	1.17%	1.15%	1.14%	1.04%

Expenses net of waiver and payments by affiliates[e]	0.51% [f]	0.55% [f]	0.55%	0.55%	0.55%

Net investment income[c]	4.42%	3.64%	2.25%	2.05%	3.00%

Supplemental data

Net assets, end of year (000’s)	$2,876	$4,071	$4,920	$4,130	$2,828

Portfolio turnover rate	46.27%	28.12%	149.53%	38.48%	68.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.11	$11.01	$10.82	$11.72	$12.32

Income from investment operations[a]:

Net investment income[b,c]	0.54	0.47	0.30	0.31	0.57

Net realized and unrealized gains (losses)	(0.78)	0.10	0.29	(0.57)	(0.14)

Total from investment operations	(0.24)	0.57	0.59	(0.26)	0.43

Less distributions from:

Net investment income	(0.47)	(0.47)	(0.31)	(0.31)	(0.44)

Net realized gains	—	—	(0.05)	(0.33)	(0.59)

Tax return of capital	—	—	(0.04)	—	—

Total distributions	(0.47)	(0.47)	(0.40)	(0.64)	(1.03)

Net asset value, end of year	$10.40	$11.11	$11.01	$10.82	$11.72

Total return	(2.16)%	5.14%	5.60%	(2.34)%	3.49%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.54%	0.52%	0.55%	0.53%	0.44%

Expenses net of waiver and payments by affiliates[d]	—% [e]	—% [e]	—%	—%	—%

Net investment income[c]	4.93%	4.19%	2.80%	2.60%	3.55%

Supplemental data

Net assets, end of year (000’s)	$1,798	$4,031	$3,930	$6,828	$6,709

Portfolio turnover rate	46.27%	28.12%	149.53%	38.48%	68.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.10	$11.00	$10.81	$11.71	$12.31

Income from investment operations[a]:

Net investment income[b,c]	0.53	0.46	0.29	0.25	0.43

Net realized and unrealized gains (losses)	(0.77)	0.10	0.29	(0.52)	(—)[d]

Total from investment operations	(0.24)	0.56	0.58	(0.27)	0.43

Less distributions from:

Net investment income	(0.47)	(0.46)	(0.30)	(0.30)	(0.44)

Net realized gains	—	—	(0.05)	(0.33)	(0.59)

Tax return of capital	—	—	(0.04)	—	—

Total distributions	(0.47)	(0.46)	(0.39)	(0.63)	(1.03)

Net asset value, end of year	$10.39	$11.10	$11.00	$10.81	$11.71

Total return	(2.21)%	5.09%	5.55%	(2.40)%	3.45%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.65%	0.67%	0.65%	0.64%	0.54%

Expenses net of waiver and payments by affiliates[e]	0.05% [f]	0.05% [f]	0.05%	0.05%	0.05%

Net investment income[c]	4.88%	4.14%	2.75%	2.55%	3.50%

Supplemental data

Net assets, end of year (000’s)	$1,409	$2,122	$1,696	$880	$2,194

Portfolio turnover rate	46.27%	28.12%	149.53%	38.48%	68.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	63

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin LifeSmart™ Retirement Income Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 88.6%
Domestic Equity 9.1%
[a] Franklin LibertyQ U.S. Equity ETF	163,500	$4,515,870

Domestic Fixed Income 54.4%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,349,856	11,365,789
[a] Franklin U.S. Government Securities Fund, Class R6	2,010,776	11,883,687
Xtrackers USD High Yield Corporate Bond ETF	76,300	3,570,077

		26,819,553

Domestic Hybrid 20.8%
[a] Franklin Income Fund, Class R6	4,840,123	10,261,062

Foreign Fixed Income 4.3%
[a] Templeton Global Total Return Fund, Class R6	182,057	2,117,321

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $45,055,553)		43,713,806

	Units
[b] Index-Linked Notes 9.6% [c,d] Barclays Bank PLC, senior note, 144A, 0.268%, 7/08/19	2,500	2,182,088
[c,e] Morgan Stanley Finance LLC, senior note, 144A, 7.43%, 10/03/19	21,000	2,574,577

Total Index-Linked Notes (Cost $5,284,390)		4,756,665

Total Investments before Short Term Investments (Cost $50,339,943)		48,470,471

	Shares

Short Term Investments (Cost $732,821) 1.5%

Money Market Funds 1.5%
[a,f] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	732,821	732,821

Total Investments (Cost $51,072,764) 99.7%		49,203,292
Other Assets, less Liabilities 0.3%		136,186

Net Assets 100.0%		$49,339,478

See Abbreviations on page 159.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bSee Note 1(c) regarding index-linked notes.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $4,756,665 representing 9.6% of net assets.

dSecurity pays a variable coupon based on the distribution of the SPXDIV Index. The coupon rate shown represents the rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the S&P 500 Index.

eSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index 20 Delta.

fThe rate shown is the annualized seven-day effective yield at period end.

64	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2020 Retirement Target Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.76	$10.68	$10.61	$11.14	$10.94

Income from investment operations[a]:

Net investment income[b,c]	0.35	0.18	0.13	0.24	0.33

Net realized and unrealized gains (losses)	(0.79)	1.05	0.19	(0.48)	0.20

Total from investment operations	(0.44)	1.23	0.32	(0.24)	0.53

Less distributions from:

Net investment income	(0.32)	(0.15)	(0.17)	(0.19)	(0.27)

Net realized gains	—	—	(0.08)	(0.10)	(0.06)

Total distributions	(0.32)	(0.15)	(0.25)	(0.29)	(0.33)

Net asset value, end of year	$11.00	$11.76	$10.68	$10.61	$11.14

Total return[d]	(3.78)%	11.53%	3.03%	(2.18)%	4.83%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.94%	1.02%	0.98%	1.05%	2.25%

Expenses net of waiver and payments by affiliates[e]	0.30%	0.30%	0.30%	0.32%	0.35%

Net investment income[c]	2.92%	1.58%	1.25%	2.06%	3.20%

Supplemental data

Net assets, end of year (000’s)	$24,108	$20,289	$19,292	$19,895	$7,302

Portfolio turnover rate	57.42%	47.93%	87.38%	47.51%	64.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.48% for the year ended December 31, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	65

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.69	$10.62	$10.56	$11.08	$10.90

Income from investment operations[a]:

Net investment income[b,c]	0.24	0.10	0.05	0.14	0.24

Net realized and unrealized gains (losses)	(0.76)	1.03	0.18	(0.44)	0.21

Total from investment operations	(0.52)	1.13	0.23	(0.30)	0.45

Less distributions from:

Net investment income	(0.24)	(0.06)	(0.09)	(0.12)	(0.21)

Net realized gains	—	—	(0.08)	(0.10)	(0.06)

Total distributions	(0.24)	(0.06)	(0.17)	(0.22)	(0.27)

Net asset value, end of year	$10.93	$11.69	$10.62	$10.56	$11.08

Total return[d]	(4.53)%	10.69%	2.29%	(2.84)%	4.09%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.69%	1.77%	1.73%	1.78%	2.95%

Expenses net of waiver and payments by affiliates[e]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	2.17%	0.83%	0.50%	1.33%	2.50%

Supplemental data

Net assets, end of year (000’s)	$6,364	$6,287	$5,138	$5,221	$2,617

Portfolio turnover rate	57.42%	47.93%	87.38%	47.51%	64.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.48% for the year ended December 31, 2018.

66	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.75	$10.66	$10.59	$11.12	$10.93

Income from investment operations[a]:

Net investment income[b,c]	0.29	0.12	0.10	0.35	0.42

Net realized and unrealized gains (losses)	(0.76)	1.08	0.18	(0.61)	0.08

Total from investment operations	(0.47)	1.20	0.28	(0.26)	0.50

Less distributions from:

Net investment income	(0.29)	(0.11)	(0.13)	(0.17)	(0.25)

Net realized gains	—	—	(0.08)	(0.10)	(0.06)

Total distributions	(0.29)	(0.11)	(0.21)	(0.27)	(0.31)

Net asset value, end of year.	$10.99	$11.75	$10.66	$10.59	$11.12

Total return	(4.14)%	11.26%	2.74%	(2.35)%	4.61%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.19%	1.27%	1.23%	1.28%	2.45%

Expenses net of waiver and payments by affiliates[d]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	2.67%	1.33%	1.00%	1.83%	3.00%

Supplemental data

Net assets, end of year (000’s)	$767	$969	$3,145	$3,189	$80

Portfolio turnover rate	57.42%	47.93%	87.38%	47.51%	64.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.48% for the year ended December 31, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	67

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.79	$10.70	$10.64	$11.15	$10.95

Income from investment operations[a]:

Net investment income[b,c]	0.37	0.21	0.17	0.23	0.45

Net realized and unrealized gains (losses)	(0.78)	1.06	0.17	(0.42)	0.11

Total from investment operations	(0.41)	1.27	0.34	(0.19)	0.56

Less distributions from:

Net investment income	(0.36)	(0.18)	(0.20)	(0.22)	(0.30)

Net realized gains	—	—	(0.08)	(0.10)	(0.06)

Total distributions	(0.36)	(0.18)	(0.28)	(0.32)	(0.36)

Net asset value, end of year	$11.02	$11.79	$10.70	$10.64	$11.15

Total return	(3.57)%	11.93%	3.33%	(1.80)%	5.14%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.58%	0.59%	0.57%	0.66%	1.81%

Expenses net of waiver and payments by affiliates[d]	—%	—%	—%	—%	—%

Net investment income[c]	3.22%	1.88%	1.55%	2.38%	3.55%

Supplemental data

Net assets, end of year (000’s)	$8,562	$8,831	$6,670	$6,751	$7,361

Portfolio turnover rate	57.42%	47.93%	87.38%	47.51%	64.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.48% for the year ended December 31, 2018.

68	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.79	$10.70	$10.63	$11.15	$10.95

Income from investment operations[a]:

Net investment income[b,c]	0.35	0.23	0.16	0.25	0.39

Net realized and unrealized gains (losses)	(0.76)	1.04	0.18	(0.45)	0.17

Total from investment operations	(0.41)	1.27	0.34	(0.20)	0.56

Less distributions from:

Net investment income	(0.35)	(0.18)	(0.19)	(0.22)	(0.30)

Net realized gains	—	—	(0.08)	(0.10)	(0.06)

Total distributions	(0.35)	(0.18)	(0.27)	(0.32)	(0.36)

Net asset value, end of year	$11.03	$11.79	$10.70	$10.63	$11.15

Total return	(3.62)%	11.88%	3.28%	(1.85)%	5.08%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.69%	0.77%	0.73%	0.78%	1.95%

Expenses net of waiver and payments by affiliates[d]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	3.17%	1.83%	1.50%	2.33%	3.50%

Supplemental data

Net assets, end of year (000’s)	$637	$691	$317	$290	$98

Portfolio turnover rate	57.42%	47.93%	87.38%	47.51%	64.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.48% for the year ended December 31, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	69

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin LifeSmart™ 2020 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.6%
Alternative Strategies 4.7%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	350,657	$1,914,586

Domestic Equity 29.9%
Financial Select Sector SPDR ETF	34,160	813,691
[a] Franklin Growth Fund, Class R6	49,455	4,450,955
[a,b] Franklin Growth Opportunities Fund, Class R6	46,212	1,610,029
[a] Franklin LibertyQ U.S. Equity ETF	82,183	2,269,894
[a] Franklin Rising Dividends Fund, Class R6	41,060	2,268,151
[a] Franklin Utilities Fund, Class R6	36,551	667,793

		12,080,513

Domestic Fixed Income 41.5%
[a] Franklin Floating Rate Daily Access Fund, Class R6	165,840	1,396,370
[a] Franklin Low Duration Total Return Fund, Class R6	623,676	5,987,285
[a] Franklin Strategic Income Fund, Class R6	424,326	3,937,748
[a] Franklin U.S. Government Securities Fund, Class R6	922,443	5,451,640

		16,773,043

Foreign Equity 11.6%
[a] Franklin FTSE Europe ETF	19,292	404,167
[a] Franklin FTSE Japan ETF	33,032	743,220
[a] Franklin International Small Cap Growth Fund, Class R6	59,171	913,595
[a] Franklin LibertyQ Emerging Markets ETF	34,739	980,335
[a] Franklin Mutual International Fund, Class R6	53,613	687,321
[a] Templeton Foreign Fund, Class R6	147,572	966,600

		4,695,238

Foreign Fixed Income 9.9%
[a] Franklin Emerging Market Debt Opportunities Fund	115,446	1,232,957
[a] Templeton Global Total Return Fund, Class R6	236,532	2,750,868

		3,983,825

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $39,633,714)		39,447,205

Short Term Investments 2.5%

Money Market Funds (Cost $808,529) 2.0%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	808,529	808,529

70	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $211,868) 0.5%
[d] Joint Repurchase Agreement, 2.922%, 1/02/19 (Maturity Value $211,903)
BNP Paribas Securities Corp. (Maturity Value $94,265)
Deutsche Bank Securities Inc. (Maturity Value $35,157)
HSBC Securities (USA) Inc. (Maturity Value $82,481)
Collateralized by U.S. Government Agency Securities, 3.00% - 8.00%, 12/15/25 - 12/20/48; [e]U.S. Treasury Bills, 1/17/19; and U.S. Treasury Notes, 1.25% - 3.50%, 5/31/19 - 9/30/20 (valued at $216,172)	$211,868	$211,868

Total Investments (Cost $40,654,111) 100.1%		40,467,602
Other Assets, less Liabilities (0.1)%		(29,886)

Net Assets 100.0%		$40,437,716

See Abbreviations on page 159.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	71

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2025 Retirement Target Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.97	$11.49	$11.44	$12.36	$12.76

Income from investment operations[a]:

Net investment income[b,c]	0.32	0.19	0.14	0.19	0.26

Net realized and unrealized gains (losses)	(1.02)	1.52	0.19	(0.43)	0.30

Total from investment operations	(0.70)	1.71	0.33	(0.24)	0.56

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.33)	(0.23)	(0.13)	(0.19)	(0.28)

Net realized gains	(0.42)	—	(0.15)	(0.49)	(0.68)

Total distributions	(0.75)	(0.23)	(0.28)	(0.68)	(0.96)

Net asset value, end of year	$11.52	$12.97	$11.49	$11.44	$12.36

Total return[d]	(5.46)%	14.95%	2.96%	(2.08)%	4.39%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.77%	0.80%	0.76%	0.77%	0.83%

Expenses net of waiver and payments by affiliates[e]	0.30% [f]	0.30%	0.30%	0.33%	0.35%

Net investment income[c]	2.41%	1.52%	1.18%	1.52%	2.03%

Supplemental data

Net assets, end of year (000’s)	$76,050	$77,510	$74,746	$72,625	$67,854

Portfolio turnover rate	52.98%	34.08%	83.67%	36.22%	62.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

72	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.77	$11.32	$11.27	$12.18	$12.60

Income from investment operations[a]:

Net investment income[b,c]	0.20	0.09	0.05	0.10	0.16

Net realized and unrealized gains (losses)	(0.97)	1.50	0.20	(0.42)	0.29

Total from investment operations	(0.77)	1.59	0.25	(0.32)	0.45

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.24)	(0.14)	(0.05)	(0.10)	(0.19)

Net realized gains	(0.42)	—	(0.15)	(0.49)	(0.68)

Total distributions	(0.66)	(0.14)	(0.20)	(0.59)	(0.87)

Net asset value, end of year	$11.34	$12.77	$11.32	$11.27	$12.18

Total return[d]	(6.12)%	14.06%	2.21%	(2.74)%	3.58%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.51%	1.55%	1.51%	1.49%	1.53%

Expenses net of waiver and payments by affiliates[e]	1.04% [f]	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	1.67%	0.77%	0.43%	0.80%	1.33%

Supplemental data

Net assets, end of year (000’s)	$21,907	$27,301	$26,401	$29,425	$28,712

Portfolio turnover rate	52.98%	34.08%	83.67%	36.22%	62.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	73

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.93	$11.44	$11.40	$12.31	$12.72

Income from investment operations[a]:

Net investment income[b,c]	0.26	0.14	0.11	0.17	0.23

Net realized and unrealized gains (losses)	(0.99)	1.54	0.19	(0.42)	0.30

Total from investment operations	(0.73)	1.68	0.30	(0.25)	0.53

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.30)	(0.19)	(0.11)	(0.17)	(0.26)

Net realized gains	(0.42)	—	(0.15)	(0.49)	(0.68)

Total distributions	(0.72)	(0.19)	(0.26)	(0.66)	(0.94)

Net asset value, end of year	$11.48	$12.93	$11.44	$11.40	$12.31

Total return	(5.73)%	14.73%	2.65%	(2.20)%	4.12%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.02%	1.05%	1.01%	0.99%	1.03%

Expenses net of waiver and payments by affiliates[d]	0.55% [e]	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	2.16%	1.27%	0.93%	1.30%	1.83%

Supplemental data

Net assets, end of year (000’s)	$4,510	$6,166	$7,411	$6,062	$5,361

Portfolio turnover rate	52.98%	34.08%	83.67%	36.22%	62.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

74	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.01	$11.52	$11.47	$12.39	$12.79

Income from investment operations[a]:

Net investment income[b,c]	0.34	0.23	0.17	0.24	0.41

Net realized and unrealized gains (losses)	(1.00)	1.53	0.20	(0.44)	0.20

Total from investment operations	(0.66)	1.76	0.37	(0.20)	0.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.37)	(0.27)	(0.17)	(0.23)	(0.33)

Net realized gains	(0.42)	—	(0.15)	(0.49)	(0.68)

Total distributions	(0.79)	(0.27)	(0.32)	(0.72)	(1.01)

Net asset value, end of year	$11.56	$13.01	$11.52	$11.47	$12.39

Total return	(5.15)%	15.34%	3.24%	(1.74)%	4.74%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.38%	0.37%	0.37%	0.36%	0.39%

Expenses net of waiver and payments by affiliates[d]	—% [e]	—%	—%	—%	—%

Net investment income[c]	2.71%	1.82%	1.48%	1.85%	2.38%

Supplemental data

Net assets, end of year (000’s)	$14,228	$17,009	$13,936	$17,129	$14,010

Portfolio turnover rate	52.98%	34.08%	83.67%	36.22%	62.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	75

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.00	$11.51	$11.46	$12.38	$12.79

Income from investment operations[a]:

Net investment income[b,c]	0.33	0.23	0.17	0.16	0.29

Net realized and unrealized gains (losses)	(1.00)	1.52	0.19	(0.37)	0.30

Total from investment operations	(0.67)	1.75	0.36	(0.21)	0.59

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.36)	(0.26)	(0.16)	(0.22)	(0.32)

Net realized gains	(0.42)	—	(0.15)	(0.49)	(0.68)

Total distributions	(0.78)	(0.26)	(0.31)	(0.71)	(1.00)

Net asset value, end of year	$11.55	$13.00	$11.51	$11.46	$12.38

Total return	(5.20)%	15.30%	3.20%	(1.80)%	4.61%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.52%	0.55%	0.51%	0.49%	0.53%

Expenses net of waiver and payments by affiliates[d]	0.05% [e]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	2.66%	1.77%	1.43%	1.80%	2.33%

Supplemental data

Net assets, end of year (000’s)	$1,449	$1,866	$1,381	$1,194	$2,814

Portfolio turnover rate	52.98%	34.08%	83.67%	36.22%	62.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

76	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin LifeSmart™ 2025 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 4.8%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	1,032,114	$5,635,340

Domestic Equity 42.4%
Financial Select Sector SPDR ETF	142,166	3,386,394
[a] Franklin Growth Fund, Class R6	206,515	18,586,392
[a,b] Franklin Growth Opportunities Fund, Class R6	195,375	6,806,852
[a] Franklin LibertyQ U.S. Equity ETF	341,826	9,441,234
[a] Franklin Rising Dividends Fund, Class R6	167,337	9,243,724
[a] Franklin Utilities Fund, Class R6	145,612	2,660,327

		50,124,923

Domestic Fixed Income 27.9%
[a] Franklin Floating Rate Daily Access Fund, Class R6	329,551	2,774,818
[a] Franklin Low Duration Total Return Fund, Class R6	1,224,145	11,751,793
[a] Franklin Strategic Income Fund, Class R6	838,070	7,777,294
[a] Franklin U.S. Government Securities Fund, Class R6	1,815,431	10,729,195

		33,033,100

Foreign Equity 16.3%
[a] Franklin FTSE Europe ETF	86,293	1,807,838
[a] Franklin FTSE Japan ETF	138,040	3,105,900
[a] Franklin International Small Cap Growth Fund, Class R6	239,137	3,692,282
[a] Franklin LibertyQ Emerging Markets ETF	143,208	4,041,330
[a] Franklin Mutual International Fund, Class R6	210,185	2,694,573
[a] Templeton Foreign Fund, Class R6	595,654	3,901,532

		19,243,455

Foreign Fixed Income 6.6%
[a] Franklin Emerging Market Debt Opportunities Fund	228,330	2,438,564
[a] Templeton Global Total Return Fund, Class R6	462,095	5,374,162

		7,812,726

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $109,446,183)		115,849,544

Short Term Investments 1.5%

Money Market Funds (Cost $3,164) 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	3,164	3,164

franklintempleton.com	Annual Report	77

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $1,751,400) 1.5%
[d] Joint Repurchase Agreement, 2.922%, 1/02/19 (Maturity Value $1,751,685)
BNP Paribas Securities Corp. (Maturity Value $779,237)
Deutsche Bank Securities Inc. (Maturity Value $290,622)
HSBC Securities (USA) Inc. (Maturity Value $681,826) Collateralized by U.S. Government Agency Securities, 3.00% - 8.00%, 12/15/25 - 12/20/48; [e]U.S. Treasury Bills, 1/17/19; and U.S. Treasury Notes, 1.25% - 3.50%, 5/31/19 - 9/30/20 (valued at $1,786,974)	$1,751,400	$1,751,400

Total Investments (Cost $111,200,747) 99.5%		117,604,108
Other Assets, less Liabilities 0.5%		540,503

Net Assets 100.0%		$118,144,611

See Abbreviations on page 159.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

78	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2030 Retirement Target Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.70	$11.08	$10.95	$11.45	$11.11

Income from investment operations[a]:

Net investment income[b,c]	0.29	0.19	0.13	0.20	0.25

Net realized and unrealized gains (losses)	(1.09)	1.65	0.19	(0.39)	0.33

Total from investment operations	(0.80)	1.84	0.32	(0.19)	0.58

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.32)	(0.22)	(0.09)	(0.16)	(0.18)

Net realized gains	(0.08)	—	(0.10)	(0.15)	(0.06)

Total distributions	(0.40)	(0.22)	(0.19)	(0.31)	(0.24)

Net asset value, end of year	$11.50	$12.70	$11.08	$10.95	$11.45

Total return[d]	(6.32)%	16.73%	2.93%	(1.75)%	5.28%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.98%	1.08%	1.02%	1.17%	2.28%

Expenses net of waiver and payments by affiliates[e]	0.30%[f]	0.30%	0.30%	0.32%	0.35%

Net investment income[c]	2.24%	1.60%	1.17%	1.55%	2.58%

Supplemental data

Net assets, end of year (000’s)	$22,447	$19,270	$16,788	$13,631	$5,098

Portfolio turnover rate	47.37%	37.45%	81.66%	44.47%	81.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	79

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.56	$10.97	$10.86	$11.38	$11.09

Income from investment operations[a]:

Net investment income[b,c]	0.18	0.11	0.05	0.11	0.24

Net realized and unrealized gains (losses)	(1.06)	1.63	0.17	(0.38)	0.26

Total from investment operations	(0.88)	1.74	0.22	(0.27)	0.50

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.23)	(0.15)	(0.01)	(0.10)	(0.15)

Net realized gains	(0.08)	—	(0.10)	(0.15)	(0.06)

Total distributions	(0.31)	(0.15)	(0.11)	(0.25)	(0.21)

Net asset value, end of year	$11.37	$12.56	$10.97	$10.86	$11.38

Total return[d]	(7.02)%	15.89%	2.08%	(2.43)%	4.67%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.73%	1.83%	1.77%	1.90%	2.98%

Expenses net of waiver and payments by affiliates[e]	1.05%[f]	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	1.49%	0.85%	0.42%	0.82%	1.88%

Supplemental data

Net assets, end of year (000’s)	$7,460	$7,642	$5,127	$4,124	$1,950

Portfolio turnover rate	47.37%	37.45%	81.66%	44.47%	81.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

80	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	`2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.68	$11.06	$10.94	$11.44	$11.10

Income from investment operations[a]:

Net investment income[b,c]	0.23	0.15	0.10	0.18	0.18

Net realized and unrealized gains (losses)	(1.06)	1.65	0.18	(0.39)	0.38

Total from investment operations	(0.83)	1.80	0.28	(0.21)	0.56

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.29)	(0.18)	(0.06)	(0.14)	(0.16)

Net realized gains	(0.08)	—	(0.10)	(0.15)	(0.06)

Total distributions	(0.37)	(0.18)	(0.16)	(0.29)	(0.22)

Net asset value, end of year	$11.48	$12.68	$11.06	$10.94	$11.44

Total return	(6.59)%	16.39%	2.60%	(1.89)%	5.07%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.23%	1.33%	1.27%	1.40%	2.48%

Expenses net of waiver and payments by affiliates[d]	0.55%[e]	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	1.99%	1.35%	0.92%	1.32%	2.38%

Supplemental data

Net assets, end of year (000’s)	$816	$1,148	$1,398	$870	$48

Portfolio turnover rate	47.37%	37.45%	81.66%	44.47%	81.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	81

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.74	$11.12	$10.99	$11.47	$11.12

Income from investment operations[a]:

Net investment income[b,c]	0.32	0.23	0.16	0.20	0.36

Net realized and unrealized gains (losses)	(1.08)	1.65	0.19	(0.35)	0.26

Total from investment operations	(0.76)	1.88	0.35	(0.15)	0.62

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.36)	(0.26)	(0.12)	(0.18)	(0.21)

Net realized gains	(0.08)	—	(0.10)	(0.15)	(0.06)

Total distributions	(0.44)	(0.26)	(0.22)	(0.33)	(0.27)

Net asset value, end of year	$11.54	$12.74	$11.12	$10.99	$11.47

Total return	(6.02)%	17.01%	3.20%	(1.34)%	5.60%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.52%	0.54%	0.57%	0.68%	1.74%

Expenses net of waiver and payments by affiliates[d]	—%[e]	—%	—%	—%	—%

Net investment income[c]	2.54%	1.90%	1.47%	1.87%	2.93%

Supplemental data

Net assets, end of year (000’s)	$18,389	$18,260	$14,455	$13,041	$12,041

Portfolio turnover rate	47.37%	37.45%	81.66%	44.47%	81.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

82	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.73	$11.11	$10.98	$11.47	$11.12

Income from investment operations[a]:

Net investment income[b,c]	0.31	0.23	0.15	0.27	0.23

Net realized and unrealized gains (losses)	(1.08)	1.64	0.19	(0.43)	0.38

Total from investment operations	(0.77)	1.87	0.34	(0.16)	0.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.35)	(0.25)	(0.11)	(0.18)	(0.20)

Net realized gains	(0.08)	—	(0.10)	(0.15)	(0.06)

Total distributions	(0.43)	(0.25)	(0.21)	(0.33)	(0.26)

Net asset value, end of year	$11.53	$12.73	$11.11	$10.98	$11.47

Total return	(6.08)%	16.97%	3.15%	(1.46)%	5.56%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.73%	0.83%	0.77%	0.90%	1.98%

Expenses net of waiver and payments by affiliates[d]	0.05%[e]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	2.49%	1.85%	1.42%	1.82%	2.88%

Supplemental data

Net assets, end of year (000’s)	$785	$662	$332	$303	$101

Portfolio turnover rate	47.37%	37.45%	81.66%	44.47%	81.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	83

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin LifeSmart™ 2030 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.1%
Alternative Strategies 4.7%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	426,987	$2,331,348

Domestic Equity 48.6%
Financial Select Sector SPDR ETF	68,717	1,636,840
[a] Franklin Growth Fund, Class R6	99,170	8,925,259
[a,b] Franklin Growth Opportunities Fund, Class R6	95,536	3,328,470
[a] Franklin LibertyQ U.S. Equity ETF	165,598	4,573,817
[a] Franklin Rising Dividends Fund, Class R6	81,581	4,506,529
[a] Franklin Utilities Fund, Class R6	69,714	1,273,680

		24,244,595

Domestic Fixed Income 20.2%
[a] Franklin Floating Rate Daily Access Fund, Class R6	100,535	846,508
[a] Franklin Low Duration Total Return Fund, Class R6	373,444	3,585,066
[a] Franklin Strategic Income Fund, Class R6	257,709	2,391,535
[a] Franklin U.S. Government Securities Fund, Class R6	553,849	3,273,247

		10,096,356

Foreign Equity 18.8%
[a] Franklin FTSE Europe ETF	42,555	891,527
[a] Franklin FTSE Japan ETF	67,315	1,514,588
[a] Franklin International Small Cap Growth Fund, Class R6	116,468	1,798,267
[a] Franklin LibertyQ Emerging Markets ETF	69,823	1,970,405
[a] Franklin Mutual International Fund, Class R6	104,314	1,337,308
[a] Templeton Foreign Fund, Class R6	290,671	1,903,897

		9,415,992

Foreign Fixed Income 4.8%
[a] Franklin Emerging Market Debt Opportunities Fund	69,663	744,004
[a] Templeton Global Total Return Fund, Class R6	141,015	1,640,004

		2,384,008

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $48,900,588)		48,472,299

Short Term Investments 2.5%

Money Market Funds (Cost $419,148) 0.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	419,148	419,148

84	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $829,674) 1.7%
[d] Joint Repurchase Agreement, 2.922%, 1/02/19 (Maturity Value $829,809)
BNP Paribas Securities Corp. (Maturity Value $369,140)
Deutsche Bank Securities Inc. (Maturity Value $137,674)
HSBC Securities (USA) Inc. (Maturity Value $322,995)
Collateralized by U.S. Government Agency Securities, 3.00% - 8.00%, 12/15/25 - 12/20/48; [e]U.S. Treasury Bills, 1/17/19; and U.S. Treasury Notes, 1.25% - 3.50%, 5/31/19 - 9/30/20 (valued at $846,526)	$829,674	$829,674

Total Investments (Cost $50,149,410) 99.6%		49,721,121
Other Assets, less Liabilities 0.4%		176,282

Net Assets 100.0%		$49,897,403

See Abbreviations on page 159.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	85

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2035 Retirement Target Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.70	$11.86	$11.78	$12.67	$12.85

Income from investment operations[a]:

Net investment income[b,c]	0.29	0.20	0.13	0.17	0.22

Net realized and unrealized gains (losses)	(1.21)	1.92	0.23	(0.41)	0.42

Total from investment operations	(0.92)	2.12	0.36	(0.24)	0.64

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.30)	(0.28)	(0.10)	(0.18)	(0.24)

Net realized gains	(0.45)	—	(0.18)	(0.47)	(0.58)

Total distributions	(0.75)	(0.28)	(0.28)	(0.65)	(0.82)

Net asset value, end of year	$12.03	$13.70	$11.86	$11.78	$12.67

Total return[d]	(6.87)%	17.93%	3.11%	(2.00)%	4.96%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.81%	0.86%	0.82%	0.84%	0.91%

Expenses net of waiver and payments by affiliates[e]	0.30%[f]	0.30%	0.30%	0.33%	0.35%

Net investment income[c]	2.04%	1.55%	1.15%	1.30%	1.76%

Supplemental data

Net assets, end of year (000’s)	$60,087	$61,238	$56,650	$53,701	$50,264

Portfolio turnover rate	47.85%	31.98%	77.39%	33.86%	61.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

86	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.40	$11.61	$11.54	$12.43	$12.63

Income from investment operations[a]:

Net investment income[b,c]	0.16	0.10	0.04	0.07	0.12

Net realized and unrealized gains (losses)	(1.16)	1.88	0.22	(0.40)	0.41

Total from investment operations	(1.00)	1.98	0.26	(0.33)	0.53

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.20)	(0.19)	(0.01)	(0.09)	(0.15)

Net realized gains	(0.45)	—	(0.18)	(0.47)	(0.58)

Total distributions	(0.65)	(0.19)	(0.19)	(0.56)	(0.73)

Net asset value, end of year	$11.75	$13.40	$11.61	$11.54	$12.43

Total return[d]	(7.58)%	17.09%	2.34%	(2.76)%	4.23%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.56%	1.60%	1.57%	1.56%	1.61%

Expenses net of waiver and payments by affiliates[e]	1.05%[f]	1.04%	1.05%	1.05%	1.05%

Net investment income[c]	1.29%	0.81%	0.40%	0.58%	1.06%

Supplemental data

Net assets, end of year (000’s)	$18,350	$21,451	$18,781	$19,953	$19,965

Portfolio turnover rate	47.85%	31.98%	77.39%	33.86%	61.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	87

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.69	$11.84	$11.77	$12.66	$12.84

Income from investment operations[a]:

Net investment income[b,c]	0.24	0.15	0.12	0.13	0.19

Net realized and unrealized gains (losses)	(1.20)	1.94	0.21	(0.40)	0.42

Total from investment operations	(0.96)	2.09	0.33	(0.27)	0.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.27)	(0.24)	(0.08)	(0.15)	(0.21)

Net realized gains	(0.45)	—	(0.18)	(0.47)	(0.58)

Total distributions	(0.72)	(0.24)	(0.26)	(0.62)	(0.79)

Net asset value, end of year	$12.01	$13.69	$11.84	$11.77	$12.66

Total return	(7.18)%	17.71%	2.87%	(2.25)%	4.75%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.05%	1.11%	1.07%	1.06%	1.11%

Expenses net of waiver and payments by affiliates[d]	0.54%[e]	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	1.80%	1.30%	0.90%	1.08%	1.56%

Supplemental data

Net assets, end of year (000’s)	$4,762	$5,745	$6,080	$4,688	$4,577

Portfolio turnover rate	47.85%	31.98%	77.39%	33.86%	61.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

88	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Class R6
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.80	$11.94	$11.85	$12.75	$12.92

Income from investment operations[a]:

Net investment income[b,c]	0.31	0.25	0.17	0.22	0.36

Net realized and unrealized gains (losses)	(1.20)	1.93	0.23	(0.43)	0.33

Total from investment operations	(0.89)	2.18	0.40	(0.21)	0.69

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.34)	(0.32)	(0.13)	(0.22)	(0.28)

Net realized gains	(0.45)	—	(0.18)	(0.47)	(0.58)

Total distributions	(0.79)	(0.32)	(0.31)	(0.69)	(0.86)

Net asset value, end of year	$12.12	$13.80	$11.94	$11.85	$12.75

Total return	(6.63)%	18.31%	3.48%	(1.75)%	5.35%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.39%	0.38%	0.39%	0.38%	0.42%

Expenses net of waiver and payments by affiliates[d]	—% [e]	—%	—%	—%	—%

Net investment income[c]	2.34%	1.85%	1.45%	1.63%	2.11%

Supplemental data

Net assets, end of year (000’s)	$22,207	$26,497	$22,068	$20,244	$16,262

Portfolio turnover rate	47.85%	31.98%	77.39%	33.86%	61.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	89

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.81	$11.95	$11.86	$12.75	$12.93

Income from investment operations[a]:

Net investment income[b,c]	0.32	0.23	0.16	0.16	0.26

Net realized and unrealized gains (losses)	(1.22)	1.94	0.23	(0.37)	0.41

Total from investment operations	(0.90)	2.17	0.39	(0.21)	0.67

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds
	(0.33)	(0.31)	(0.12)	(0.21)	(0.27)

Net realized gains	(0.45)	—	(0.18)	(0.47)	(0.58)

Total distributions	(0.78)	(0.31)	(0.30)	(0.68)	(0.85)

Net asset value, end of year	$12.13	$13.81	$11.95	$11.86	$12.75

Total return	(6.67)%	18.24%	3.42%	(1.76)%	5.22%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.56%	0.61%	0.57%	0.56%	0.61%

Expenses net of waiver and payments by affiliates[d]	0.05%[e]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	2.29%	1.80%	1.40%	1.58%	2.06%

Supplemental data

Net assets, end of year (000’s)	$1,723	$1,578	$1,451	$1,722	$2,182

Portfolio turnover rate	47.85%	31.98%	77.39%	33.86%	61.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

90	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin LifeSmart™ 2035 Retirement Target Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.0%
	Alternative Strategies 4.8%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	933,523	$ 5,097,035

	Domestic Equity 52.7%
	Financial Select Sector SPDR ETF	160,045	3,812,273
[a]	Franklin Growth Fund, Class R6	232,173	20,895,577
[a,b]	Franklin Growth Opportunities Fund, Class R6	219,718	7,654,993
[a]	Franklin LibertyQ U.S. Equity ETF	385,657	10,651,846
[a]	Franklin Rising Dividends Fund, Class R6	190,975	10,549,442
[a]	Franklin Utilities Fund, Class R6	161,387	2,948,542

			56,512,673

	Domestic Fixed Income 16.0%
[a]	Franklin Floating Rate Daily Access Fund, Class R6	171,050	1,440,239
[a]	Franklin Low Duration Total Return Fund, Class R6	635,401	6,099,851
[a]	Franklin Strategic Income Fund, Class R6	440,579	4,088,574
[a]	Franklin U.S. Government Securities Fund, Class R6	942,042	5,567,467

			17,196,131

	Foreign Equity 20.7%
[a]	Franklin FTSE Europe ETF	97,710	2,047,024
[a]	Franklin FTSE Japan ETF	157,532	3,544,470
[a]	Franklin International Small Cap Growth Fund, Class R6	274,298	4,235,165
[a]	Franklin LibertyQ Emerging Markets ETF	162,839	4,595,317
[a]	Franklin Mutual International Fund, Class R6	252,929	3,242,553
[a]	Templeton Foreign Fund, Class R6	685,190	4,487,990

			22,152,519

	Foreign Fixed Income 3.8%
[a]	Franklin Emerging Market Debt Opportunities Fund	118,509	1,265,678
[a]	Templeton Global Total Return Fund, Class R6	239,952	2,790,638

			4,056,316

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $99,633,736)		105,014,674

	Short Term Investments 1.1%

	Money Market Funds (Cost $2,968) 0.0%†
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.99%	2,968	2,968

franklintempleton.com	Annual Report	91

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Principal Amount	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $1,188,491) 1.1%
[d] Joint Repurchase Agreement, 2.922%, 1/02/19 (Maturity Value $1,188,684)
BNP Paribas Securities Corp. (Maturity Value $528,786)
Deutsche Bank Securities Inc. (Maturity Value $197,215)
HSBC Securities (USA) Inc. (Maturity Value $462,683)
Collateralized by U.S. Government Agency Securities, 3.00% - 8.00%, 12/15/25 - 12/20/48; [e]U.S. Treasury Bills, 1/17/19; and U.S. Treasury Notes, 1.25% - 3.50%, 5/31/19 - 9/30/20 (valued at $1,212,631)

	$1,188,491	$1,188,491

Total Investments (Cost $100,825,195) 99.1%		106,206,133

Other Assets, less Liabilities 0.9%		923,384

Net Assets 100.0%		$107,129,517

See Abbreviations on page 159.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

92	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2040 Retirement Target Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.03	$11.20	$11.06	$11.58	$11.19

Income from investment operations[a]:

Net investment income[b,c]	0.27	0.18	0.14	0.18	0.24

Net realized and unrealized gains (losses)	(1.17)	1.88	0.17	(0.40)	0.39

Total from investment operations	(0.90)	2.06	0.31	(0.22)	0.63

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.30)	(0.23)	(0.08)	(0.15)	(0.18)

Net realized gains	(0.22)	—	(0.09)	(0.15)	(0.06)

Total distributions	(0.52)	(0.23)	(0.17)	(0.30)	(0.24)

Net asset value, end of year.	$11.61	$13.03	$11.20	$11.06	$11.58

Total return[d]	(7.00)%	18.50%	2.91%	(1.94)%	5.67%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.14%	1.26%	1.19%	1.40%	3.25%

Expenses net of waiver and payments by affiliates[e]	0.30%[f]	0.30%	0.30%	0.32%	0.35%

Net investment income[c]	2.03%	1.55%	1.22%	1.41%	2.37%

Supplemental data

Net assets, end of year (000’s)	$15,921	$14,001	$13,213	$8,177	$2,891

Portfolio turnover rate	41.77%	39.11%	72.22%	41.55%	92.38%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	93

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.83	$11.05	$10.97	$11.52	$11.15

Income from investment operations[a]:

Net investment income[b,c]	0.16	0.11	0.05	0.11	0.17

Net realized and unrealized gains (losses)	(1.14)	1.83	0.18	(0.41)	0.39

Total from investment operations	(0.98)	1.94	0.23	(0.30)	0.56

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.21)	(0.16)	(0.06)	(0.10)	(0.13)

Net realized gains	(0.22)	—	(0.09)	(0.15)	(0.06)

Total distributions	(0.43)	(0.16)	(0.15)	(0.25)	(0.19)

Net asset value, end of year	$11.42	$12.83	$11.05	$10.97	$11.52

Total return[d]	(7.71)%	17.63%	2.17%	(2.66)%	5.03%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.89%	2.01%	1.94%	2.13%	3.95%

Expenses net of waiver and payments by affiliates[e]	1.05%[f]	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	1.28%	0.80%	0.47%	0.68%	1.67%

Supplemental data

Net assets, end of year (000’s)	$4,286	$4,015	$2,686	$1,988	$747

Portfolio turnover rate	41.77%	39.11%	72.22%	41.55%	92.38%
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

94	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.02	$11.17	$11.05	$11.58	$11.19

Income from investment operations[a]:

Net investment income[b,c]	0.22	0.13	0.13	0.17	0.20

Net realized and unrealized gains (losses)	(1.16)	1.91	0.16	(0.41)	0.41

Total from investment operations	(0.94)	2.04	0.29	(0.24)	0.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.26)	(0.19)	(0.08)	(0.14)	(0.16)

Net realized gains	(0.22)	—	(0.09)	(0.15)	(0.06)

Total distributions	(0.48)	(0.19)	(0.17)	(0.29)	(0.22)

Net asset value, end of year	$11.60	$13.02	$11.17	$11.05	$11.58

Total return	(7.27)%	18.31%	2.66%	(2.14)%	5.48%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.39%	1.51%	1.43%	1.63%	3.45%

Expenses net of waiver and payments by affiliates[d]	0.55%[e]	0.55%	0.54%	0.55%	0.55%

Net investment income[c]	1.78%	1.30%	0.98%	1.18%	2.17%

Supplemental data

Net assets, end of year (000’s)	$1,273	$1,519	$2,188	$1,009	$37

Portfolio turnover rate	41.77%	39.11%	72.22%	41.55%	92.38%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	95

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.11	$11.26	$11.10	$11.61	$11.20

Income from investment operations[a]:

Net investment income[b,c]	0.30	0.23	0.16	0.19	0.33

Net realized and unrealized gains (losses)	(1.16)	1.89	0.18	(0.37)	0.35

Total from investment operations	(0.86)	2.12	0.34	(0.18)	0.68

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.34)	(0.27)	(0.09)	(0.18)	(0.21)

Net realized gains	(0.22)	—	(0.09)	(0.15)	(0.06)

Total distributions	(0.56)	(0.27)	(0.18)	(0.33)	(0.27)

Net asset value, end of year	$11.69	$13.11	$11.26	$11.10	$11.61

Total return	(6.77)%	18.92%	3.16%	(1.62)%	6.13%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.58%	0.61%	0.65%	0.82%	2.55%

Expenses net of waiver and payments by affiliates[d]	—%[e]	—%	—%	—%	—%

Net investment income[c]	2.33%	1.85%	1.52%	1.73%	2.72%

Supplemental data

Net assets, end of year (000’s)	$18,247	$17,521	$13,867	$12,037	$10,154

Portfolio turnover rate	41.77%	39.11%	72.22%	41.55%	92.38%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

96	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.10	$11.25	$11.09	$11.61	$11.20

Income from investment operations[a]:

Net investment income[b,c]	0.27	0.22	0.15	0.40	0.20

Net realized and unrealized gains (losses)	(1.15)	1.89	0.19	(0.59)	0.48

Total from investment operations	(0.88)	2.11	0.34	(0.19)	0.68

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.33)	(0.26)	(0.09)	(0.18)	(0.21)

Net realized gains	(0.22)	—	(0.09)	(0.15)	(0.06)

Total distributions	(0.55)	(0.26)	(0.18)	(0.33)	(0.27)

Net asset value, end of year	$11.67	$13.10	$11.25	$11.09	$11.61

Total return	(6.82)%	18.88%	3.15%	(1.72)%	6.08%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.89%	1.01%	0.94%	1.13%	2.95%

Expenses net of waiver and payments by affiliates[d]	0.05% [e]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	2.28%	1.80%	1.47%	1.68%	2.67%

Supplemental data

Net assets, end of year (000’s)	$165	$155	$141	$121	$23

Portfolio turnover rate	41.77%	39.11%	72.22%	41.55%	92.38%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	97

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin LifeSmart™ 2040 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.7%
Alternative Strategies 4.7%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	344,846	$1,882,858

Domestic Equity 54.7%
Financial Select Sector SPDR ETF	61,339	1,461,095
[a] Franklin Growth Fund, Class R6	89,938	8,094,450
[a,b] Franklin Growth Opportunities Fund, Class R6	85,011	2,961,783
[a] Franklin LibertyQ U.S. Equity ETF	148,190	4,093,008
[a] Franklin Rising Dividends Fund, Class R6	73,487	4,059,416
[a] Franklin Utilities Fund, Class R6	61,868	1,130,327

		21,800,079

Domestic Fixed Income 13.6%
[a] Franklin Floating Rate Daily Access Fund, Class R6	54,777	461,225
[a] Franklin Low Duration Total Return Fund, Class R6	200,520	1,924,994
[a] Franklin Strategic Income Fund, Class R6	139,789	1,297,236
[a] Franklin U.S. Government Securities Fund, Class R6	297,804	1,760,021

		5,443,476

Foreign Equity 21.5%
[a] Franklin FTSE Europe ETF	37,081	776,847
[a] Franklin FTSE Japan ETF	61,026	1,373,085
[a] Franklin International Small Cap Growth Fund, Class R6	106,117	1,638,447
[a] Franklin LibertyQ Emerging Markets ETF	63,184	1,783,053
[a] Franklin Mutual International Fund, Class R6	100,268	1,285,443
[a] Templeton Foreign Fund, Class R6	264,657	1,733,501

		8,590,376

Foreign Fixed Income 3.2%
[a] Franklin Emerging Market Debt Opportunities Fund	36,893	394,014
[a] Templeton Global Total Return Fund, Class R6	75,740	880,861

		1,274,875

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $39,374,136)		38,991,664

Short Term Investments 0.8%

Money Market Funds (Cost $1,362) 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	1,362	1,362

98	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $320,533) 0.8%
[d] Joint Repurchase Agreement, 2.922%, 1/02/19 (Maturity Value $320,585)
BNP Paribas Securities Corp. (Maturity Value $142,612)
Deutsche Bank Securities Inc. (Maturity Value $53,188)
HSBC Securities (USA) Inc. (Maturity Value $124,785)
Collateralized by U.S. Government Agency Securities, 3.00% - 8.00%, 12/15/25 - 12/20/48; [e]U.S. Treasury Bills, 1/17/19; and U.S. Treasury Notes, 1.25% - 3.50%, 5/31/19 - 9/30/20 (valued at $327,044)	$320,533	$ 320,533

Total Investments (Cost $39,696,031) 98.5%		39,313,559
Other Assets, less Liabilities 1.5%		579,620

Net Assets 100.0%		$39,893,179

See Abbreviations on page 159.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	99

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2045 Retirement Target Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014
Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.78	$11.86	$11.75	$12.70	$12.88

Income from investment operations[a]:

Net investment income[b,c]	0.27	0.20	0.14	0.16	0.20

Net realized and unrealized gains (losses)	(1.26)	2.01	0.24	(0.42)	0.43

Total from investment operations	(0.99)	2.21	0.38	(0.26)	0.63

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.27)	(0.29)	(0.10)	(0.17)	(0.22)

Net realized gains	(0.48)	—	(0.17)	(0.52)	(0.59)

Total distributions	(0.75)	(0.29)	(0.27)	(0.69)	(0.81)

Net asset value, end of year	$12.04	$13.78	$11.86	$11.75	$12.70

Total return[d]	(7.42)%	18.72%	3.29%	(2.17)%	4.94%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.93%	1.01%	0.97%	1.01%	1.11%

Expenses net of waiver and payments by affiliates[e]	0.30%[f]	0.30%	0.30%	0.33%	0.35%

Net investment income[c]	1.91%	1.53%	1.15%	1.26%	1.57%

Supplemental data

Net assets, end of year (000’s)	$44,978	$46,783	$44,521	$38,444	$34,259

Portfolio turnover rate	43.20%	31.69%	75.72%	34.07%	65.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

100	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.44	$11.57	$11.48	$12.42	$12.63

Income from investment operations[a]:

Net investment income[b,c]	0.15	0.10	0.04	0.07	0.11

Net realized and unrealized gains (losses)	(1.22)	1.96	0.23	(0.40)	0.41

Total from investment operations	(1.07)	2.06	0.27	(0.33)	0.52

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.17)	(0.19)	(0.01)	(0.09)	(0.14)

Net realized gains	(0.48)	—	(0.17)	(0.52)	(0.59)

Total distributions	(0.65)	(0.19)	(0.18)	(0.61)	(0.73)

Net asset value, end of year	$11.72	$13.44	$11.57	$11.48	$12.42

Total return[d]	(8.07)%	17.92%	2.43%	(2.82)%	4.15%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.67%	1.75%	1.72%	1.73%	1.81%

Expenses net of waiver and payments by affiliates[e]	1.04%[f]	1.04%	1.05%	1.05%	1.05%

Net investment income[c]	1.17%	0.79%	0.40%	0.54%	0.87%

Supplemental data

Net assets, end of year (000’s)	$11,738	$13,190	$12,527	$12,850	$11,785

Portfolio turnover rate	43.20%	31.69%	75.72%	34.07%	65.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	101

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.72	$11.81	$11.71	$12.66	$12.82

Income from investment operations[a]:

Net investment income[b,c]	0.23	0.17	0.11	0.14	0.14

Net realized and unrealized gains (losses)	(1.25)	2.00	0.23	(0.42)	0.47

Total from investment operations	(1.02)	2.17	0.34	(0.28)	0.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.24)	(0.26)	(0.07)	(0.15)	(0.18)

Net realized gains	(0.48)	—	(0.17)	(0.52)	(0.59)

Total distributions	(0.72)	(0.26)	(0.24)	(0.67)	(0.77)

Net asset value, end of year	$11.98	$13.72	$11.81	$11.71	$12.66

Total return	(7.61)%	18.43%	2.99%	(2.35)%	4.75%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.17%	1.26%	1.22%	1.23%	1.31%

Expenses net of waiver and payments by affiliates[d]	0.54%[e]	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	1.67%	1.28%	0.90%	1.04%	1.37%

Supplemental data

Net assets, end of year (000’s)	$5,146	$5,464	$4,682	$4,327	$3,474

Portfolio turnover rate	43.20%	31.69%	75.72%	34.07%	65.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

102	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.88	$11.94	$11.83	$12.77	$12.95

Income from investment operations[a]:

Net investment income[b,c]	0.30	0.25	0.17	0.21	0.33

Net realized and unrealized gains (losses)	(1.27)	2.02	0.24	(0.42)	0.35

Total from investment operations	(0.97)	2.27	0.41	(0.21)	0.68

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.31)	(0.33)	(0.13)	(0.21)	(0.27)

Net realized gains	(0.48)	—	(0.17)	(0.52)	(0.59)

Total distributions	(0.79)	(0.33)	(0.30)	(0.73)	(0.86)

Net asset value, end of year	$12.12	$13.88	$11.94	$11.83	$12.77

Total return	(7.16)%	19.10%	3.55%	(1.77)%	5.24%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.46%	0.43%	0.44%	0.45%	0.51%

Expenses net of waiver and payments by affiliates[d]	—%[e]	—%	—%	—%	—%

Net investment income[c]	2.21%	1.83%	1.45%	1.59%	1.92%

Supplemental data

Net assets, end of year (000’s)	$12,681	$13,787	$10,912	$10,975	$8,987

Portfolio turnover rate	43.20%	31.69%	75.72%	34.07%	65.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	103

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.88	$11.94	$11.83	$12.76	$12.94

Income from investment operations[a]:

Net investment income[b,c]	0.31	0.23	0.15	0.13	0.24

Net realized and unrealized gains (losses)	(1.28)	2.03	0.25	(0.34)	0.43

Total from investment operations	(0.97)	2.26	0.40	(0.21)	0.67

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.30)	(0.32)	(0.12)	(0.20)	(0.26)

Net realized gains	(0.48)	—	(0.17)	(0.52)	(0.59)

Total distributions	(0.78)	(0.32)	(0.29)	(0.72)	(0.85)

Net asset value, end of year	$12.13	$13.88	$11.94	$11.83	$12.76

Total return	(7.13)%	19.04%	3.49%	(1.82)%	5.20%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.68%	0.76%	0.72%	0.73%	0.81%

Expenses net of waiver and payments by affiliates[d]	0.05%[e]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	2.16%	1.78%	1.40%	1.54%	1.87%

Supplemental data

Net assets, end of year (000’s)	$639	$602	$479	$532	$1,576

Portfolio turnover rate	43.20%	31.69%	75.72%	34.07%	65.20%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

104	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin LifeSmart™ 2045 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.7%
Alternative Strategies 4.7%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	649,860	$3,548,233

Domestic Equity 55.9%
Financial Select Sector SPDR ETF	118,881	2,831,745
[a] Franklin Growth Fund, Class R6	172,679	15,541,149
[a,b] Franklin Growth Opportunities Fund, Class R6	163,992	5,713,486
[a] Franklin LibertyQ U.S. Equity ETF	287,242	7,933,624
[a] Franklin Rising Dividends Fund, Class R6	141,634	7,823,837
[a] Franklin Utilities Fund, Class R6	119,352	2,180,567

		42,024,408

Domestic Fixed Income 12.1%
[a] Franklin Floating Rate Daily Access Fund, Class R6	90,709	763,772
[a] Franklin Low Duration Total Return Fund, Class R6	336,939	3,234,616
[a] Franklin Strategic Income Fund, Class R6	236,157	2,191,537
[a] Franklin U.S. Government Securities Fund, Class R6	499,658	2,952,976

		9,142,901

Foreign Equity 22.1%
[a] Franklin FTSE Europe ETF	73,259	1,534,776
[a] Franklin FTSE Japan ETF	117,648	2,647,080
[a] Franklin International Small Cap Growth Fund, Class R6	205,961	3,180,029
[a] Franklin LibertyQ Emerging Markets ETF	122,126	3,446,396
[a] Franklin Mutual International Fund, Class R6	188,715	2,419,331
[a] Templeton Foreign Fund, Class R6	513,632	3,364,292

		16,591,904

Foreign Fixed Income 2.9%
[a] Franklin Emerging Market Debt Opportunities Fund	62,858	671,323
[a] Templeton Global Total Return Fund, Class R6	127,237	1,479,762
		2,151,085

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $69,947,132)		73,458,531

Short Term Investments 1.6%

Money Market Funds (Cost $2,076) 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	2,076	2,076

franklintempleton.com	Annual Report	105

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $1,166,966) 1.6%
[d] Joint Repurchase Agreement, 2.922%, 1/02/19 (Maturity Value $1,167,155)
BNP Paribas Securities Corp. (Maturity Value $519,209)
Deutsche Bank Securities Inc. (Maturity Value $193,643)
HSBC Securities (USA) Inc. (Maturity Value $454,303)
Collateralized by U.S. Government Agency Securities, 3.00% - 8.00%, 12/15/25 - 12/20/48; [e]U.S. Treasury Bills, 1/17/19; and U.S. Treasury Notes, 1.25% - 3.50%, 5/31/19 - 9/30/20 (valued at $1,190,669)	$1,166,966	$ 1,166,966

Total Investments (Cost $71,116,174) 99.3%		74,627,573
Other Assets, less Liabilities 0.7%		553,718

Net Assets 100.0%		$75,181,291

See Abbreviations on page 159.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

106	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2050 Retirement Target Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.19	$11.29	$11.11	$11.62	$11.21

Income from investment operations[a]:

Net investment income[b,c]	0.27	0.20	0.14	0.22	0.22

Net realized and unrealized gains (losses)	(1.23)	1.93	0.23	(0.41)	0.43

Total from investment operations	(0.96)	2.13	0.37	(0.19)	0.65

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.30)	(0.23)	(0.09)	(0.16)	(0.18)

Net realized gains	(0.19)	—	(0.10)	(0.16)	(0.06)

Total distributions	(0.49)	(0.23)	(0.19)	(0.32)	(0.24)

Net asset value, end of year	$11.74	$13.19	$11.29	$11.11	$11.62

Total return[d]	(7.40)%	18.96%	3.32%	(1.76)%	5.80%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.30%	1.53%	1.47%	1.82%	4.12%

Expenses net of waiver and payments by affiliates[e]	0.30%[f]	0.30%	0.30%	0.32%	0.35%

Net investment income[c]	1.98%	1.62%	1.17%	1.47%	2.21%

Supplemental data

Net assets, end of year (000’s)	$16,856	$13,823	$10,597	$6,762	$2,318

Portfolio turnover rate	43.18%	35.70%	89.82%	48.90%	100.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	107

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.11	$11.24	$11.07	$11.56	$11.18

Income from investment operations[a]:

Net investment income[b,c]	0.16	0.11	0.05	0.07	0.15

Net realized and unrealized gains (losses)	(1.22)	1.91	0.23	(0.33)	0.42

Total from investment operations	(1.06)	2.02	0.28	(0.26)	0.57

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.20)	(0.15)	(0.01)	(0.07)	(0.13)

Net realized gains	(0.19)	—	(0.10)	(0.16)	(0.06)

Total distributions	(0.39)	(0.15)	(0.11)	(0.23)	(0.19)

Net asset value, end of year	$11.66	$13.11	$11.24	$11.07	$11.56

Total return[d]	(8.12)%	18.03%	2.56%	(2.40)%	5.03%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	2.05%	2.28%	2.22%	2.55%	4.82%

Expenses net of waiver and payments by affiliates[e]	1.05%[f]	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	1.23%	0.87%	0.42%	0.74%	1.51%

Supplemental data

Net assets, end of year (000’s)	$4,167	$3,797	$2,675	$1,921	$943

Portfolio turnover rate	43.18%	35.70%	89.82%	48.90%	100.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

fBenefit of expense reduction rounds to less than 0.01%.

108	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.19	$11.29	$11.12	$11.63	$11.21

Income from investment operations[a]:

Net investment income[b,c]	0.23	0.16	0.11	0.16	0.18

Net realized and unrealized gains (losses)	(1.22)	1.94	0.22	(0.37)	0.45

Total from investment operations	(0.99)	2.10	0.33	(0.21)	0.63

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.27)	(0.20)	(0.06)	(0.14)	(0.15)

Net realized gains	(0.19)	—	(0.10)	(0.16)	(0.06)

Total distributions	(0.46)	(0.20)	(0.16)	(0.30)	(0.21)

Net asset value, end of year	$11.74	$13.19	$11.29	$11.12	$11.63

Total return	(7.62)%	18.67%	3.01%	(1.98)%	5.67%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.55%	1.78%	1.71%	2.05%	4.32%

Expenses net of waiver and payments by affiliates[d]	0.55%[e]	0.55%	0.54%	0.55%	0.55%

Net investment income[c]	1.73%	1.37%	0.93%	1.24%	2.01%

Supplemental data

Net assets, end of year (000’s)	$1,814	$1,608	$1,219	$747	$33

Portfolio turnover rate	43.18%	35.70%	89.82%	48.90%	100.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	109

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.26	$11.34	$11.16	$11.65	$11.23

Income from investment operations[a]:

Net investment income[b,c]	0.29	0.24	0.15	0.19	0.32

Net realized and unrealized gains (losses)	(1.23)	1.94	0.24	(0.34)	0.37

Total from investment operations	(0.94)	2.18	0.39	(0.15)	0.69

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.33)	(0.26)	(0.11)	(0.18)	(0.21)

Net realized gains	(0.19)	—	(0.10)	(0.16)	(0.06)

Total distributions	(0.52)	(0.26)	(0.21)	(0.34)	(0.27)

Net asset value, end of year	$11.80	$13.26	$11.34	$11.16	$11.65

Total return	(7.18)%	19.36%	3.55%	(1.39)%	6.16%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.65%	0.69%	0.75%	1.00%	3.22%

Expenses net of waiver and payments by affiliates[d]	—%[e]	—%	—%	—%	—%

Net investment income[c]	2.28%	1.92%	1.47%	1.79%	2.56%

Supplemental data

Net assets, end of year (000’s)	$11,800	$12,099	$9,174	$8,012	$6,348

Portfolio turnover rate	43.18%	35.70%	89.82%	48.90%	100.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

110	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.26	$11.35	$11.16	$11.65	$11.22

Income from investment operations[a]:

Net investment income[b,c]	0.28	0.23	0.15	0.18	0.23

Net realized and unrealized gains (losses)	(1.22)	1.94	0.25	(0.33)	0.47

Total from investment operations	(0.94)	2.17	0.40	(0.15)	0.70

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.33)	(0.26)	(0.11)	(0.18)	(0.21)

Net realized gains	(0.19)	—	(0.10)	(0.16)	(0.06)

Total distributions	(0.52)	(0.26)	(0.21)	(0.34)	(0.27)

Net asset value, end of year	$11.80	$13.26	$11.35	$11.16	$11.65

Total return	(7.23)%	19.20%	3.59%	(1.43)%	6.22%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.05%	1.28%	1.22%	1.55%	3.82%

Expenses net of waiver and payments by affiliates[d]	0.05%[e]	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	2.23%	1.87%	1.42%	1.74%	2.51%

Supplemental data

Net assets, end of year (000’s)	$468	$512	$395	$394	$327

Portfolio turnover rate	43.18%	35.70%	89.82%	48.90%	100.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended December 31, 2018.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	111

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2018

Franklin LifeSmart™ 2050 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.4%
Alternative Strategies 4.7%
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	302,660	$1,652,526

Domestic Equity 56.8%
Financial Select Sector SPDR ETF	56,176	1,338,112
[a] Franklin Growth Fund, Class R6	82,330	7,409,696
[a,b] Franklin Growth Opportunities Fund, Class R6	77,624	2,704,428
[a] Franklin LibertyQ U.S. Equity ETF	135,855	3,752,315
[a] Franklin Rising Dividends Fund, Class R6	66,886	3,694,774
[a] Franklin Utilities Fund, Class R6	56,329	1,029,132

		19,928,457

Domestic Fixed Income 11.1%
[a] Franklin Floating Rate Daily Access Fund, Class R6	39,611	333,526
[a] Franklin Low Duration Total Return Fund, Class R6	145,596	1,397,718
[a] Franklin Strategic Income Fund, Class R6	100,520	932,826
[a] Franklin U.S. Government Securities Fund, Class R6	211,407	1,249,416

		3,913,486

Foreign Equity 22.2%
[a] Franklin FTSE Europe ETF	33,658	705,135
[a] Franklin FTSE Japan ETF	55,549	1,249,853
[a] Franklin International Small Cap Growth Fund, Class R6	97,299	1,502,297
[a] Franklin LibertyQ Emerging Markets ETF	57,486	1,622,255
[a] Franklin Mutual International Fund, Class R6	88,948	1,140,318
[a] Templeton Foreign Fund, Class R6	242,646	1,589,329

		7,809,187

Foreign Fixed Income 2.6%
[a] Franklin Emerging Market Debt Opportunities Fund	25,608	273,492
[a] Templeton Global Total Return Fund, Class R6	53,837	626,122

		899,614

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $34,553,661)		34,203,270

Short Term Investments 1.5%

Money Market Funds (Cost $105,867) 0.3%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	105,867	105,867

112	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $420,632) 1.2%
[d] Joint Repurchase Agreement, 2.922%, 1/02/19 (Maturity Value $420,700)
BNP Paribas Securities Corp. (Maturity Value $187,149)
Deutsche Bank Securities Inc. (Maturity Value $69,798)
HSBC Securities (USA) Inc. (Maturity Value $163,753)
Collateralized by U.S. Government Agency Securities, 3.00% - 8.00%, 12/15/25 - 12/20/48; [e]U.S. Treasury Bills, 1/17/19; and U.S. Treasury Notes, 1.25% - 3.50%, 5/31/19 - 9/30/20 (valued at $429,175)	$420,632	$ 420,632

Total Investments (Cost $35,080,160) 98.9%		34,729,769
Other Assets, less Liabilities 1.1%		375,346

Net Assets 100.0%		$35,105,115

See Abbreviations on page 159.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	113

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2055 Retirement Target Fund

	Year Ended December 31,
	2018	2017	2016	2015[a]

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.05	$ 9.47	$ 9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.23	0.18	0.12	0.16

Net realized and unrealized gains (losses)	(1.03)	1.62	0.17	(0.70)

Total from investment operations	(0.80)	1.80	0.29	(0.54)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.20)	(0.19)	(0.10)	(0.12)

Net realized gains	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.37)	(0.22)	(0.16)	(0.12)

Net asset value, end of year	$ 9.88	$11.05	$ 9.47	$ 9.34

Total return[e]	(7.37)%	19.06%	3.13%	(5.40)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.51%	3.18%	5.09%	9.66%

Expenses net of waiver and payments by affiliates[g]	0.30%[h]	0.30%	0.32%	0.19%

Net investment income[d]	2.01%	1.75%	1.43%	2.62%

Supplemental data

Net assets, end of year (000’s)	$6,104	$4,684	$2,732	$1,817

Portfolio turnover rate	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.51% for the year ended December 31, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

114	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015[a]

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.92	$ 9.39	$ 9.30	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.15	0.12	0.08	0.24

Net realized and unrealized gains (losses)	(1.02)	1.58	0.14	(0.84)

Total from investment operations	(0.87)	1.70	0.22	(0.60)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.13)	(0.14)	(0.07)	(0.10)

Net realized gains	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.30)	(0.17)	(0.13)	(0.10)

Net asset value, end of year	$ 9.75	$10.92	$ 9.39	$ 9.30

Total return[e]	(8.04)%	18.10%	2.36%	(5.99)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.26%	3.93%	5.82%	10.52%

Expenses net of waiver and payments by affiliates[g]	1.05%[h]	1.05%	1.05%	1.05%

Net investment income[d]	1.26%	1.00%	0.70%	1.76%

Supplemental data

Net assets, end of year (000’s)	$2,338	$1,428	$572	$172

Portfolio turnover rate	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.51% for the year ended December 31, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	115

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015[a]

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.01	$ 9.44	$ 9.33	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.19	0.13	0.12	0.18

Net realized and unrealized gains (losses)	(1.01)	1.63	0.14	(0.74)

Total from investment operations	(0.82)	1.76	0.26	(0.56)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.17)	(0.16)	(0.09)	(0.11)

Net realized gains	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.34)	(0.19)	(0.15)	(0.11)

Net asset value, end of year	$ 9.85	$11.01	$ 9.44	$ 9.33

Total return[e]	(7.53)%	18.69%	2.84%	(5.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.76%	3.43%	5.32%	9.98%

Expenses net of waiver and payments by affiliates[g]	0.55%[h]	0.55%	0.55%	0.51%

Net investment income[d]	1.76%	1.50%	1.20%	2.30%

Supplemental data

Net assets, end of year (000’s)	$425	$354	$357	$41

Portfolio turnover rate	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.51% for the year ended December 31, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

116	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015[a]

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.06	$ 9.48	$ 9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.24	0.22	0.21	0.32

Net realized and unrealized gains (losses)	(1.01)	1.61	0.11	(0.85)

Total from investment operations	(0.77)	1.83	0.32	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.23)	(0.22)	(0.12)	(0.13)

Net realized gains	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.40)	(0.25)	(0.18)	(0.13)

Net asset value, end of year	$ 9.89	$11.06	$ 9.48	$ 9.34

Total return[e]	(7.12)%	19.32%	3.49%	(5.33)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.35%	1.85%	4.21%	10.04%

Expenses net of waiver and payments by affiliates[g]	—%[h]	—%	—%	—%

Net investment income[d]	2.31%	2.05%	1.75%	2.81%

Supplemental data

Net assets, end of year (000’s)	$3,573	$3,184	$1,618	$92

Portfolio turnover rate	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.51% for the year ended December 31, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	117

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2018	2017	2016	2015[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.06	$ 9.48	$ 9.35	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.25	0.20	0.13	0.10

Net realized and unrealized gains (losses)	(1.02)	1.62	0.18	(0.63)

Total from investment operations	(0.77)	1.82	0.31	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.22)	(0.21)	(0.12)	(0.12)

Net realized gains	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.39)	(0.24)	(0.18)	(0.12)

Net asset value, end of year	$ 9.90	$11.06	$ 9.48	$ 9.35

Total return[e]	(7.16)%	19.27%	3.45%	(5.37)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.26%	2.93%	4.82%	9.52%

Expenses net of waiver and payments by affiliates[g]	0.05%[h]	0.05%	0.05%	0.05%

Net investment income[d]	2.26%	2.00%	1.70%	2.76%

Supplemental data

Net assets, end of year (000’s)	$46	$32	$13	$11

Portfolio turnover rate	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.51% for the year ended December 31, 2018.

hBenefit of expense reduction rounds to less than 0.01%.

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Statement of Investments, December 31, 2018

Franklin LifeSmart™ 2055 Retirement Target Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.5%
	Alternative Strategies 4.7%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	106,930	$ 583,838

	Domestic Equity 56.6%
	Financial Select Sector SPDR ETF	19,725	469,851
[a]	Franklin Growth Fund, Class R6	29,276	2,634,809
[a,b]	Franklin Growth Opportunities Fund, Class R6	27,856	970,492
[a]	Franklin LibertyQ U.S. Equity ETF	47,823	1,320,871
[a]	Franklin Rising Dividends Fund, Class R6	23,715	1,310,030
[a]	Franklin Utilities Fund, Class R6	20,092	367,091

			7,073,144

	Domestic Fixed Income 11.2%
[a]	Franklin Floating Rate Daily Access Fund, Class R6	14,168	119,294
[a]	Franklin Low Duration Total Return Fund, Class R6	52,089	500,061
[a]	Franklin Strategic Income Fund, Class R6	36,216	336,082
[a]	Franklin U.S. Government Securities Fund, Class R6	75,649	447,085

			1,402,522

	Foreign Equity 22.4%
[a]	Franklin FTSE Europe ETF	12,407	259,927
[a]	Franklin FTSE Japan ETF	19,469	438,052
[a]	Franklin International Small Cap Growth Fund, Class R6	34,940	539,482
[a]	Franklin LibertyQ Emerging Markets ETF	20,668	583,251
[a]	Franklin Mutual International Fund, Class R6	32,106	411,600
[a]	Templeton Foreign Fund, Class R6	86,597	567,208

			2,799,520

	Foreign Fixed Income 2.6%
[a]	Franklin Emerging Market Debt Opportunities Fund	9,154	97,766
[a]	Templeton Global Total Return Fund, Class R6	19,252	223,894

			321,660

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $12,628,101)		12,180,684

	Short Term Investments (Cost $184,376) 1.5%

	Money Market Funds 1.5%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.99%	184,376	184,376

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $12,812,477) 99.0%		12,365,060
	Other Assets, less Liabilities 1.0%		120,387

	Net Assets 100.0%		$12,485,447

See Abbreviations on page 159.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

December 31, 2018

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 9,090,996	$ 814,389	$ 3,387,977
Cost - Non-controlled affiliates (Note 3f)	41,981,768	39,627,854	106,061,370
Cost - Unaffiliated repurchase agreements	—	211,868	1,751,400

Value - Unaffiliated issuers	$ 8,326,742	$ 813,691	$ 3,386,394
Value - Non-controlled affiliates (Note 3f)	40,876,550	39,442,043	112,466,314
Value - Unaffiliated repurchase agreements	—	211,868	1,751,400
Receivables:
Investment securities sold	187,346	—	—
Capital shares sold	23,180	245,889	884,385
Dividends and interest	43,190	—	—
Affiliates	—	17,232	19,840
Other assets	6	5	16

Total assets	49,457,014	40,730,728	118,508,349

Liabilities:
Payables:
Investment securities purchased	—	168,202	54,031
Capital shares redeemed	8,280	67,191	179,232
Management and asset allocation fees	10,541	—	—
Distribution fees	35,591	21,487	74,058
Transfer agent fees	16,574	8,216	26,445
Reports to shareholders	5,118	3,948	5,283
Professional fees	27,749	23,931	24,384
Accrued expenses and other liabilities	13,683	37	305

Total liabilities	117,536	293,012	363,738

Net assets, at value	$49,339,478	$40,437,716	$118,144,611

Net assets consist of:
Paid-in capital	$53,197,070	$41,425,182	$113,831,807
Total distributable earnings (loss)	(3,857,592)	(987,466)	4,312,804

Net assets, at value	$49,339,478	$40,437,716	$118,144,611

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2018

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund
Class A:
Net assets, at value	$31,460,649	$24,108,447	$76,049,827
Shares outstanding	3,039,657	2,192,321	6,599,095
Net asset value per share[a]	$10.35	$11.00	$11.52
Maximum offering price per share (net asset value per share ÷ 94.50%)	$10.95	$11.64	$12.19
Class C:
Net assets, at value	$11,795,922	$ 6,364,057	$21,907,349
Shares outstanding	1,153,553	582,170	1,932,332
Net asset value and maximum offering price per share[a]	$10.23	$10.93	$11.34
Class R:
Net assets, at value	$ 2,876,356	$ 766,502	$ 4,510,200
Shares outstanding	278,940	69,774	392,852
Net asset value and maximum offering price per share	$10.31	$10.99	$11.48
Class R6:
Net assets, at value	$ 1,797,869	$ 8,562,147	$14,228,263
Shares outstanding	172,916	776,752	1,230,925
Net asset value and maximum offering price per share	$10.40	$11.02	$11.56
Advisor Class:
Net assets, at value	$ 1,408,682	$ 636,563	$ 1,448,972
Shares outstanding	135,598	57,732	125,462
Net asset value and maximum offering price per share	$10.39	$11.03	$11.55

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2018

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 1,648,696	$ 3,823,549	$ 1,478,016
Cost - Non-controlled affiliates (Note 3f)	47,671,040	95,813,155	37,897,482
Cost - Unaffiliated repurchase agreements	829,674	1,188,491	320,533

Value - Unaffiliated issuers	$ 1,636,840	$ 3,812,273	$ 1,461,095
Value - Non-controlled affiliates (Note 3f)	47,254,607	101,205,369	37,531,931
Value - Unaffiliated repurchase agreements	829,674	1,188,491	320,533
Receivables:
Investment securities sold	—	113,774	62,557
Capital shares sold	542,005	1,078,226	617,276
Affiliates	18,600	31,619	17,515
Other assets	6	12	6

Total assets	50,281,732	107,429,764	40,010,913

Liabilities:
Payables:
Investment securities purchased	311,354	—	32,988
Capital shares redeemed	14,005	182,329	30,745
Distribution fees	22,765	61,697	15,224
Transfer agent fees	7,439	25,905	10,285
Reports to shareholders	4,800	5,968	4,518
Professional fees	23,933	24,308	23,943
Accrued expenses and other liabilities	33	40	31

Total liabilities	384,329	300,247	117,734

Net assets, at value	$49,897,403	$107,129,517	$39,893,179

Net assets consist of:
Paid-in capital	$50,429,387	$101,910,457	$40,260,795
Total distributable earnings (loss)	(531,984)	5,219,060	(367,616)

Net assets, at value	$49,897,403	$107,129,517	$39,893,179

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2018

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund
Class A:
Net assets, at value	$22,446,723	$60,087,131	$15,921,186
Shares outstanding	1,952,547	4,994,893	1,370,999
Net asset value per share[a]	$11.50	$12.03	$11.61
Maximum offering price per share (net asset value per share ÷ 94.50%)	$12.17	$12.73	$12.29
Class C:
Net assets, at value	$ 7,459,837	$18,350,424	$ 4,286,355
Shares outstanding	656,247	1,561,602	375,293
Net asset value and maximum offering price per share[a]	$11.37	$11.75	$11.42
Class R:
Net assets, at value	$ 816,389	$ 4,761,920	$ 1,273,381
Shares outstanding	71,104	396,355	109,774
Net asset value and maximum offering price per share	$11.48	$12.01	$11.60
Class R6:
Net assets, at value	$18,389,381	$22,206,956	$18,247,054
Shares outstanding	1,593,694	1,832,508	1,561,533
Net asset value and maximum offering price per share	$11.54	$12.12	$11.69
Advisor Class:
Net assets, at value	$ 785,073	$ 1,723,086	$ 165,203
Shares outstanding	68,091	142,023	14,159
Net asset value and maximum offering price per share	$11.53	$12.13	$11.67

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2018

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 2,841,726	$ 1,362,869	$ 487,069
Cost - Non-controlled affiliates (Note 3f)	67,107,482	33,296,659	12,325,408
Cost - Unaffiliated repurchase agreements	1,166,966	420,632	—

Value - Unaffiliated issuers	$ 2,831,745	$ 1,338,112	$ 469,851
Value - Non-controlled affiliates (Note 3f)	70,628,862	32,971,025	11,895,209
Value - Unaffiliated repurchase agreements	1,166,966	420,632	—
Receivables:
Investment securities sold	—	—	58,661
Capital shares sold	794,090	461,749	151,534
Affiliates	22,263	18,467	16,603
Other assets	10	3	1

Total assets	75,443,936	35,209,988	12,591,859

Liabilities:
Payables:
Investment securities purchased	112,395	43,892	64,714
Capital shares redeemed	56,988	12,046	6,882
Distribution fees	43,457	15,786	6,192
Transfer agent fees	16,546	3,758	993
Reports to shareholders	9,043	5,510	3,701
Professional fees	24,056	23,789	23,929
Accrued expenses and other liabilities	160	92	1

Total liabilities	262,645	104,873	106,412

Net assets, at value	$75,181,291	$35,105,115	$12,485,447

Net assets consist of:
Paid-in capital	$71,588,361	$35,497,380	$12,989,654
Total distributable earnings (loss)	3,592,930	(392,265)	(504,207)

Net assets, at value	$75,181,291	$35,105,115	$12,485,447

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2018

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
Class A:
Net assets, at value	$44,977,671	$16,855,931	$6,103,596
Shares outstanding	3,737,176	1,436,195	617,926
Net asset value per share[a]	$12.04	$11.74	$9.88
Maximum offering price per share (net asset value per share ÷ 94.50%)	$12.74	$12.42	$10.46
Class C:
Net assets, at value	$11,737,529	$4,166,993	$2,338,075
Shares outstanding	1,001,386	357,377	239,827
Net asset value and maximum offering price per share[a]	$11.72	$11.66	$9.75
Class R:
Net assets, at value	$ 5,146,233	$1,814,305	$ 424,922
Shares outstanding	429,542	154,580	43,151
Net asset value and maximum offering price per share	$11.98	$11.74	$9.85
Class R6:
Net assets, at value	$12,680,618	$11,800,321	$3,572,624
Shares outstanding	1,045,884	999,764	361,172
Net asset value and maximum offering price per share	$12.12	$11.80	$9.89
Advisor Class:
Net assets, at value	$ 639,240	$ 467,565	$ 46,230
Shares outstanding	52,707	39,609	4,672
Net asset value and maximum offering price per share	$12.13	$11.80	$9.90

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Operations

for the year ended December 31, 2018

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund
Investment income:
Dividends:
Unaffiliated issuers	$ 356,178	$ 57,270	$ 205,423
Non-controlled affiliates (Note 3f)	1,990,380	1,227,570	3,338,908
Interest:
Unaffiliated issuers	381,566	359	1,367

Total investment income	2,728,124	1,285,199	3,545,698

Expenses:
Management and asset allocation fees (Note 3a)	138,301	99,840	327,544
Distribution fees: (Note 3c)
Class A	78,731	57,210	198,342
Class C	147,137	67,838	259,443
Class R	16,408	4,321	28,000
Transfer agent fees: (Note 3e)
Class A	49,355	29,580	123,053
Class C	23,109	8,768	40,463
Class R	5,620	1,118	8,737
Class R6	1,872	2,011	4,479
Advisor Class	2,588	934	2,753
Custodian fees (Note 4)	1,531	409	189
Reports to shareholders	9,517	9,454	16,868
Registration and filing fees	80,017	76,604	82,215
Professional fees	38,922	34,943	35,555
Trustees’ fees and expenses	549	—	1,261
Other	5,284	4,398	5,323

Total expenses	598,941	397,428	1,134,225

Expense reductions (Note 4)	(33)	—	(11)

Expenses waived/paid by affiliates (Note 3f and 3g)	(330,877)	(252,430)	(591,996)

Net expenses	268,031	144,998	542,218

Net investment income	2,460,093	1,140,201	3,003,480

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	88,758	106,991	748,194
Non-controlled affiliates (Note 3f)	(469,835)	125,913	1,636,879
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	—	325,292	1,427,138

Net realized gain (loss)	(381,077)	558,196	3,812,211

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,211,440)	(361,372)	(1,724,072)
Non-controlled affiliates (Note 3f)	(2,182,254)	(3,010,169)	(12,085,279)

Net change in unrealized appreciation (depreciation)	(3,393,694)	(3,371,541)	(13,809,351)

Net realized and unrealized gain (loss)	(3,774,771)	(2,813,345)	(9,997,140)

Net increase (decrease) in net assets resulting from operations	$ (1,314,678)	$ (1,673,144)	$ (6,993,660)

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FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended December 31, 2018

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund
Investment income:
Dividends:
Unaffiliated issuers	$ 74,722	$ 179,765	$ 58,989
Non-controlled affiliates (Note 3f)	1,201,628	2,550,288	890,593
Interest:
Unaffiliated issuers	276	1,078	212

Total investment income	1,276,626	2,731,131	949,794

Expenses:
Asset allocation fees (Note 3a)	125,729	291,798	102,028
Distribution fees: (Note 3c)
Class A	53,510	155,173	39,424
Class C	80,474	210,107	44,607
Class R	4,907	27,310	7,085
Transfer agent fees: (Note 3e)
Class A	48,593	116,982	51,233
Class C	18,273	39,598	14,493
Class R	2,230	10,492	4,609
Class R6	4,345	6,207	4,485
Advisor Class	1,939	3,460	479
Custodian fees (Note 4)	267	74	166
Reports to shareholders	11,755	18,767	11,998
Registration and filing fees	77,392	86,344	75,646
Professional fees	33,368	34,225	33,746
Trustees’ fees and expenses	120	1,121	—
Other	4,429	5,027	4,355

Total expenses	467,331	1,006,685	394,354

Expense reductions (Note 4)	(8)	(15)	(7)

Expenses waived/paid by affiliates (Note 3f and 3g)	(312,778)	(568,821)	(292,329)

Net expenses	154,545	437,849	102,018

Net investment income	1,122,081	2,293,282	847,776

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	267,346	844,382	240,800
Non-controlled affiliates (Note 3f)	171,835	1,404,612	102,417
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	679,942	1,610,361	615,208

Net realized gain (loss)	1,119,123	3,859,355	958,425

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(660,884)	(1,789,881)	(574,306)
Non-controlled affiliates (Note 3f)	(4,934,712)	(12,387,884)	(4,264,020)

Net change in unrealized appreciation (depreciation)	(5,595,596)	(14,177,765)	(4,838,326)

Net realized and unrealized gain (loss)	(4,476,473)	(10,318,410)	(3,879,901)

Net increase (decrease) in net assets resulting from operations	$ (3,354,392)	$ (8,025,128)	$ (3,032,125)

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended December 31, 2018

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
Investment income:
Dividends:
Unaffiliated issuers	$ 122,314	$ 49,897	$ 14,144
Non-controlled affiliates (Note 3f)	1,690,061	748,088	259,847
Interest:
Unaffiliated issuers	723	188	—

Total investment income	1,813,098	798,173	273,991

Expenses:
Asset allocation fees (Note 3a)	205,002	87,409	29,605
Distribution fees: (Note 3c)
Class A	119,400	39,735	13,925
Class C	132,462	43,641	20,014
Class R	26,651	8,888	2,072
Transfer agent fees: (Note 3e)
Class A	118,676	68,062	53,426
Class C	33,105	18,694	19,198
Class R	13,550	7,636	3,980
Class R6	4,207	3,360	2,086
Advisor Class	1,677	2,246	427
Custodian fees (Note 4)	55	44	5
Reports to shareholders.	25,629	15,892	13,217
Registration and filing fees	80,572	75,574	74,244
Professional fees	35,086	34,805	33,407
Trustees’ fees and expenses	784	—	—
Other	4,919	4,390	4,097

Total expenses	801,775	410,376	269,703

Expense reductions (Note 4)	(15)	(7)	(5)

Expenses waived/paid by affiliates (Note 3f and 3g)	(489,634)	(306,828)	(229,670)

Net expenses	312,126	103,541	40,028

Net investment income	1,500,972	694,632	233,963

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	616,648	187,167	30,626
Non-controlled affiliates (Note 3f)	933,302	22,448	(100,317)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	1,206,696	556,639	198,863

Net realized gain (loss)	2,756,646	766,254	129,172

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,286,654)	(479,913)	(124,099)
Non-controlled affiliates (Note 3f)	(9,027,677)	(3,813,543)	(1,267,935)

Net change in unrealized appreciation (depreciation)	(10,314,331)	(4,293,456)	(1,392,034)

Net realized and unrealized gain (loss)	(7,557,685)	(3,527,202)	(1,262,862)

Net increase (decrease) in net assets resulting from operations	$ (6,056,713)	$ (2,832,570)	$ (1,028,899)

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 2,460,093	$ 2,295,865	$ 1,140,201	$ 546,980
Net realized gain (loss)	(381,077)	279,674	558,196	879,866
Net change in unrealized appreciation (depreciation)	(3,393,694)	298,652	(3,371,541)	2,473,998

Net increase (decrease) in net assets resulting from operations	(1,314,678)	2,874,191	(1,673,144)	3,900,844

Distributions to shareholders: (Note 1e)
Class A	(1,265,546)	(1,347,314)	(659,797)	(253,048)
Class C	(475,415)	(531,859)	(137,095)	(33,094)
Class R	(133,884)	(161,786)	(20,875)	(15,307)
Class R6	(164,232)	(173,591)	(270,527)	(133,651)
Advisor Class	(69,736)	(80,364)	(20,098)	(8,207)

Total distributions to shareholders	(2,108,813)	(2,294,914)	(1,108,392)	(443,307)

Capital share transactions: (Note 2)
Class A	1,109,498	(7,658,921)	5,474,693	(870,559)
Class C	(3,397,662)	(1,647,620)	519,765	623,599
Class R	(983,295)	(892,189)	(149,570)	(2,410,573)
Class R6	(2,043,494)	68,684	318,551	1,372,114
Advisor Class	(613,612)	413,703	(11,432)	332,685

Total capital share transactions	(5,928,565)	(9,716,343)	6,152,007	(952,734)

Net increase (decrease) in net assets	(9,352,056)	(9,137,066)	3,370,471	2,504,803
Net assets:
Beginning of year	58,691,534	67,828,600	37,067,245	34,562,442

End of year (Note 1e)	$49,339,478	$58,691,534	$40,437,716	$37,067,245

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2025 Retirement Target Fund		Franklin LifeSmart™ 2030 Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 3,003,480	$ 1,752,035	$ 1,122,081	$ 673,860
Net realized gain (loss)	3,812,211	4,008,343	1,119,123	1,250,285
Net change in unrealized appreciation (depreciation)	(13,809,351)	11,685,431	(5,595,596)	4,520,396

Net increase (decrease) in net assets resulting from operations	(6,993,660)	17,445,809	(3,354,392)	6,444,541

Distributions to shareholders: (Note 1e)
Class A	(4,729,261)	(1,374,446)	(733,628)	(327,886)
Class C	(1,271,613)	(297,151)	(200,814)	(77,020)
Class R	(288,382)	(99,527)	(27,160)	(17,966)
Class R6	(1,012,283)	(341,974)	(677,876)	(356,330)
Advisor Class	(99,618)	(35,619)	(29,589)	(12,533)

Total distributions to shareholders	(7,401,157)	(2,148,717)	(1,669,067)	(791,735)

Capital share transactions: (Note 2)
Class A	7,682,847	(6,346,715)	5,393,551	95,351
Class C	(2,660,758)	(2,345,913)	590,557	1,683,531
Class R	(1,104,813)	(2,146,310)	(252,387)	(421,357)
Class R6	(995,143)	1,226,269	2,000,010	1,613,558
Advisor Class	(235,402)	294,008	206,579	259,133

Total capital share transactions	2,686,731	(9,318,661)	7,938,310	3,230,216

Net increase (decrease) in net assets	(11,708,086)	5,978,431	2,914,851	8,883,022
Net assets:
Beginning of year.	129,852,697	123,874,266	46,982,552	38,099,530

End of year (Note 1e)	$118,144,611	$129,852,697	$49,897,403	$46,982,552

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2035 Retirement Target Fund		Franklin LifeSmart™ 2040 Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 2,293,282	$ 1,612,856	$ 847,776	$ 552,099
Net realized gain (loss)	3,859,355	3,726,246	958,425	1,213,013
Net change in unrealized appreciation (depreciation)	(14,177,765)	12,630,877	(4,838,326)	4,076,855

Net increase (decrease) in net assets resulting from operations	(8,025,128)	17,969,979	(3,032,125)	5,841,967

Distributions to shareholders: (Note 1e)
Class A	(3,502,326)	(1,237,729)	(672,314)	(253,313)
Class C	(987,591)	(292,039)	(154,808)	(44,336)
Class R	(279,358)	(103,431)	(52,003)	(28,246)
Class R6	(1,429,713)	(594,604)	(835,051)	(350,580)
Advisor Class	(106,260)	(33,742)	(6,715)	(3,178)

Total distributions to shareholders	(6,305,248)	(2,261,545)	(1,720,891)	(679,653)

Capital share transactions: (Note 2)
Class A	6,810,464	(3,756,706)	3,820,457	(1,243,051)
Class C	(603,017)	(162,642)	787,563	849,399
Class R	(363,210)	(1,197,740)	(95,889)	(950,985)
Class R6	(1,275,766)	978,576	2,897,191	1,305,987
Advisor Class	381,299	(89,779)	25,423	(7,764)

Total capital share transactions	4,949,770	(4,228,291)	7,434,745	(46,414)

Net increase (decrease) in net assets	(9,380,606)	11,480,143	2,681,729	5,115,900
Net assets:
Beginning of year.	116,510,123	105,029,980	37,211,450	32,095,550

End of year (Note 1e)	$107,129,517	$116,510,123	$39,893,179	$37,211,450

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,500,972	$ 1,095,697	$ 694,632	$ 452,065
Net realized gain (loss)	2,756,646	2,736,506	766,254	951,105
Net change in unrealized appreciation (depreciation)	(10,314,331)	9,137,178	(4,293,456)	3,320,464

Net increase (decrease) in net assets resulting from operations	(6,056,713)	12,969,381	(2,832,570)	4,723,634

Distributions to shareholders: (Note 1e)
Class A	(2,653,305)	(991,792)	(643,844)	(227,300)
Class C	(631,126)	(191,439)	(136,313)	(38,463)
Class R	(290,065)	(102,628)	(65,856)	(24,090)
Class R6	(816,627)	(318,300)	(502,397)	(230,863)
Advisor Class	(38,954)	(14,750)	(20,381)	(9,680)

Total distributions to shareholders.	(4,430,077)	(1,618,909)	(1,368,791)	(530,396)

Capital share transactions: (Note 2)
Class A	4,433,504	(4,479,414)	5,033,748	1,431,159
Class C	213,125	(1,244,538)	883,885	634,245
Class R	380,231	7,133	425,810	168,600
Class R6	682,622	1,038,166	1,110,776	1,305,479
Advisor Class	131,996	34,233	12,334	47,364

Total capital share transactions	5,841,478	(4,644,420)	7,466,553	3,586,847

Net increase (decrease) in net assets	(4,645,312)	6,706,052	3,265,192	7,780,085
Net assets:
Beginning of year	79,826,603	73,120,551	31,839,923	24,059,838

End of year (Note 1e)	$75,181,291	$79,826,603	$35,105,115	$31,839,923

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2055 Retirement Target Fund
	Year Ended December 31,
	2018	2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 233,963	$ 128,987
Net realized gain (loss)	129,172	233,810
Net change in unrealized appreciation (depreciation)	(1,392,034)	883,225

Net increase (decrease) in net assets resulting from operations	(1,028,899)	1,246,022

Distributions to shareholders: (Note 1e)
Class A	(205,410)	(89,068)
Class C	(64,563)	(19,638)
Class R	(13,634)	(6,022)
Class R6	(139,527)	(66,979)
Advisor Class	(1,790)	(698)

Total distributions to shareholders	(424,924)	(182,405)

Capital share transactions: (Note 2)
Class A	2,124,795	1,412,621
Class C	1,182,923	721,550
Class R	121,483	(53,699)
Class R6	808,786	1,231,508
Advisor Class	19,567	15,487

Total capital share transactions	4,257,554	3,327,467

Net increase (decrease) in net assets	2,803,731	4,391,084
Net assets:
Beginning of year	9,681,716	5,290,632

End of year (Note 1e)	$12,485,447	$9,681,716

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds’ may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds’ primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to

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the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as indicated in the Statements of Investments, had been entered into on December 31, 2018.

c. Index-Linked Notes

Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments held by the Funds.

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. The Franklin LifeSmart™ Retirement Income Fund employs a managed distribution policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions may include income and capital gains generated by the Underlying Funds, as well as a possible return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted higher or lower from year to year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended December 31, 2017, distributions to shareholders were as follows:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund
Distributions from net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	$(1,347,314)	$(253,048)	$(1,374,446)
Class C	(531,859)	(33,094)	(297,151)
Class R	(161,786)	(15,307)	(99,527)
Class R6	(173,591)	(133,651)	(341,974)
Advisor Class	(80,364)	(8,207)	(35,619)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund
Distributions from net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	$(327,886)	$(1,237,729)	$(253,313)
Class C	(77,020)	(292,039)	(44,336)
Class R	(17,966)	(103,431)	(28,246)
Class R6	(356,330)	(594,604)	(350,580)
Advisor Class	(12,533)	(33,742)	(3,178)

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	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
Distributions from net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	$(991,792)	$(227,300)	$(76,553)
Class C	(191,439)	(38,463)	(15,831)
Class R	(102,628)	(24,090)	(5,073)
Class R6	(318,300)	(230,863)	(58,541)
Advisor Class	(14,750)	(9,680)	(612)
Distributions from net realized gains:
Class A	—	—	(12,515)
Class C	—	—	(3,807)
Class R	—	—	(949)
Class R6	—	—	(8,438)
Advisor Class	—	—	(86)

For the year ended December 31, 2017, undistributed net investment income included in net assets were as follows:

Fund	Undistributed net investment income
Franklin LifeSmart™ Retirement Income Fund	$ 980
Franklin LifeSmart™ 2020 Retirement Target Fund	$122,066
Franklin LifeSmart™ 2025 Retirement Target Fund	$190,555
Franklin LifeSmart™ 2030 Retirement Target Fund	$183,923
Franklin LifeSmart™ 2035 Retirement Target Fund	$181,835
Franklin LifeSmart™ 2040 Retirement Target Fund	$139,506
Franklin LifeSmart™ 2045 Retirement Target Fund	$ 49,764
Franklin LifeSmart™ 2050 Retirement Target Fund	$125,661
Franklin LifeSmart™ 2055 Retirement Target Fund	$ —

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart™ Retirement		Franklin LifeSmart™ 2020
	Income Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2018
Shares sold[a]	846,337	$9,147,067	713,018	$8,380,062
Shares issued in reinvestment of distributions	115,040	1,243,885	57,731	654,964
Shares redeemed	(852,099)	(9,281,454)	(303,410)	(3,560,333)

Net increase (decrease)	109,278	$1,109,498	467,339	$5,474,693

Year ended December 31, 2017
Shares sold	731,972	$8,120,711	681,275	$7,691,255
Shares issued in reinvestment of distributions	120,488	1,334,419	21,940	252,502
Shares redeemed	(1,545,303)	(17,114,051)	(784,798)	(8,814,316)

Net increase (decrease)	(692,843)	$(7,658,921)	(81,583)	$(870,559)

Class C Shares:
Year ended December 31, 2018
Shares sold	220,879	$2,377,740	176,919	$2,062,370
Shares issued in reinvestment of distributions	42,833	458,328	12,173	137,095
Shares redeemed[a]	(581,658)	(6,233,730)	(144,604)	(1,679,700)

Net increase (decrease)	(317,946)	$(3,397,662)	44,488	$519,765

Year ended December 31, 2017
Shares sold	396,707	$4,345,248	175,591	$1,967,931
Shares issued in reinvestment of distributions	46,522	509,094	2,875	33,094
Shares redeemed	(593,842)	(6,501,962)	(124,566)	(1,377,426)

Net increase (decrease)	(150,613)	$(1,647,620)	53,900	$623,599

Class R Shares:
Year ended December 31, 2018
Shares sold	35,545	$385,385	28,612	$336,125
Shares issued in reinvestment of distributions	8,763	94,564	1,840	20,875
Shares redeemed	(135,188)	(1,463,244)	(43,209)	(506,570)

Net increase (decrease)	(90,880)	$(983,295)	(12,757)	$(149,570)

Year ended December 31, 2017
Shares sold	50,614	$558,692	32,070	$357,038
Shares issued in reinvestment of distributions	11,283	124,440	1,345	15,307
Shares redeemed	(142,730)	(1,575,321)	(245,948)	(2,782,918)

Net increase (decrease)	(80,833)	$(892,189)	(212,533)	$(2,410,573)

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	Franklin LifeSmart™ Retirement		Franklin LifeSmart™ 2020
	Income Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount
Class R6 Shares:
Year ended December 31, 2018
Shares sold	88,955	$975,848	213,073	$2,487,718
Shares issued in reinvestment of distributions	7,584	82,764	206	2,361
Shares redeemed	(286,584)	(3,102,106)	(185,607)	(2,171,528)

Net increase (decrease)	(190,045)	$(2,043,494)	27,672	$318,551

Year ended December 31, 2017
Shares sold	89,787	$999,316	251,004	$2,785,379
Shares issued in reinvestment of distributions	7,934	88,300	150	1,724
Shares redeemed	(91,591)	(1,018,932)	(125,245)	(1,414,989)

Net increase (decrease)	6,130	$68,684	125,909	$1,372,114

Advisor Class Shares:
Year ended December 31, 2018
Shares sold	36,625	$397,388	34,183	$400,016
Shares issued in reinvestment of distributions	5,558	60,364	1,759	20,098
Shares redeemed	(97,826)	(1,071,364)	(36,796)	(431,546)

Net increase (decrease)	(55,643)	$(613,612)	(854)	$(11,432)

Year ended December 31, 2017
Shares sold	54,570	$607,835	121,202	$1,365,924
Shares issued in reinvestment of distributions	5,148	57,243	710	8,207
Shares redeemed	(22,567)	(251,375)	(92,976)	(1,041,446)

Net increase (decrease)	37,151	$413,703	28,936	$332,685

[a]May include a portion of Class C shares that were automatically converted to Class A.

	Franklin LifeSmart™ 2025		Franklin LifeSmart™ 2030
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2018
Shares sold[a]	1,455,435	$18,751,088	685,749	$8,628,468
Shares issued in reinvestment of distributions	394,193	4,700,865	61,982	733,522
Shares redeemed	(1,224,459)	(15,769,106)	(312,616)	(3,968,439)

Net increase (decrease)	625,169	$7,682,847	435,115	$5,393,551

Year ended December 31, 2017
Shares sold	1,193,133	$14,738,650	525,562	$6,304,600
Shares issued in reinvestment of distributions	106,594	1,347,489	26,877	327,860
Shares redeemed	(1,829,516)	(22,432,854)	(550,283)	(6,537,109)

Net increase (decrease)	(529,789)	$(6,346,715)	2,156	$95,351

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2025		Franklin LifeSmart™ 2030
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount
Class C Shares:
Year ended December 31, 2018
Shares sold	412,149	$5,254,400	170,731	$2,146,806
Shares issued in reinvestment of distributions	102,701	1,201,550	17,293	200,699
Shares redeemed[a]	(719,903)	(9,116,708)	(140,263)	(1,756,948)

Net increase (decrease)	(205,053)	$(2,660,758)	47,761	$590,557

Year ended December 31, 2017
Shares sold	366,346	$4,411,808	228,867	$2,713,582
Shares issued in reinvestment of distributions	22,476	278,103	6,420	76,987
Shares redeemed	(584,107)	(7,035,824)	(93,985)	(1,107,038)

Net increase (decrease)	(195,285)	$(2,345,913)	141,302	$1,683,531

Class R Shares:
Year ended December 31, 2018
Shares sold	76,323	$979,523	36,922	$459,743
Shares issued in reinvestment of distributions	19,202	228,866	2,295	27,161
Shares redeemed	(179,691)	(2,313,202)	(58,637)	(739,291)

Net increase (decrease)	(84,166)	$(1,104,813)	(19,420)	$(252,387)

Year ended December 31, 2017
Shares sold	167,790	$2,018,474	35,252	$408,766
Shares issued in reinvestment of distributions	6,526	81,636	1,487	17,966
Shares redeemed	(345,027)	(4,246,420)	(72,670)	(848,089)

Net increase (decrease)	(170,711)	$(2,146,310)	(35,931)	$(421,357)

Class R6 Shares:
Year ended December 31, 2018
Shares sold	365,683	$4,675,425	314,750	$3,960,684
Shares issued in reinvestment of distributions	8,162	103,814	239	2,873
Shares redeemed	(450,139)	(5,774,382)	(154,162)	(1,963,547)

Net increase (decrease)	(76,294)	$(995,143)	160,827	$2,000,010

Year ended December 31, 2017
Shares sold	291,501	$3,580,167	217,893	$2,634,617
Shares issued in reinvestment of distributions	6,518	82,756	329	4,047
Shares redeemed	(200,085)	(2,436,654)	(85,585)	(1,025,106)

Net increase (decrease)	97,934	$1,226,269	132,637	$1,613,558

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	Franklin LifeSmart™ 2025		Franklin LifeSmart™ 2030
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2018
Shares sold	33,277	$431,821	23,692	$302,878
Shares issued in reinvestment of distributions	7,451	89,544	2,476	29,588
Shares redeemed	(58,779)	(756,767)	(10,045)	(125,887)

Net increase (decrease)	(18,051)	$(235,402)	16,123	$206,579

Year ended December 31, 2017
Shares sold	82,091	$1,014,059	23,477	$275,141
Shares issued in reinvestment of distributions	2,151	27,340	1,022	12,533
Shares redeemed	(60,660)	(747,391)	(2,409)	(28,541)

Net increase (decrease)	23,582	$294,008	22,090	$259,133

[a]May include a portion of Class C shares that were automatically converted to Class A.

	Franklin LifeSmart™ 2035		Franklin LifeSmart™ 2040
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2018
Shares sold[a]	942,846	$12,872,991	433,108	$5,637,921
Shares issued in reinvestment of distributions	278,830	3,485,432	55,620	672,314
Shares redeemed	(695,333)	(9,547,959)	(191,890)	(2,489,778)

Net increase (decrease)	526,343	$6,810,464	296,838	$3,820,457

Year ended December 31, 2017
Shares sold	831,333	$10,706,025	413,983	$5,059,943
Shares issued in reinvestment of distributions	91,237	1,212,546	20,192	253,301
Shares redeemed	(1,229,900)	(15,675,277)	(539,696)	(6,556,295)

Net increase (decrease)	(307,330)	$(3,756,706)	(105,521)	$(1,243,051)

Class C Shares:
Year ended December 31, 2018
Shares sold	341,805	$4,576,003	100,077	$1,279,948
Shares issued in reinvestment of distributions	76,759	931,152	13,144	154,668
Shares redeemed[a]	(457,318)	(6,110,172)	(50,847)	(647,053)

Net increase (decrease)	(38,754)	$(603,017)	62,374	$787,563

Year ended December 31, 2017
Shares sold	304,744	$3,835,120	114,923	$1,389,222
Shares issued in reinvestment of distributions	21,457	275,188	3,625	44,336
Shares redeemed	(342,817)	(4,272,950)	(48,776)	(584,159)

Net increase (decrease)	(16,616)	$(162,642)	69,772	$849,399

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2035		Franklin LifeSmart™ 2040
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount
Class R Shares:
Year ended December 31, 2018
Shares sold	111,104	$1,510,051	25,994	$337,136
Shares issued in reinvestment of distributions	19,685	246,024	4,314	52,003
Shares redeemed	(154,125)	(2,119,285)	(37,246)	(485,028)

Net increase (decrease)	(23,336)	$(363,210)	(6,938)	$(95,889)

Year ended December 31, 2017
Shares sold	114,879	$1,480,867	29,094	$347,801
Shares issued in reinvestment of distributions	6,841	90,043	2,304	28,246
Shares redeemed	(215,413)	(2,768,650)	(110,596)	(1,327,032)

Net increase (decrease)	(93,693)	$(1,197,740)	(79,198)	$(950,985)

Class R6 Shares:
Year ended December 31, 2018
Shares sold	414,595	$5,606,519	375,889	$4,871,182
Shares issued in reinvestment of distributions	5,525	74,275	971	11,876
Shares redeemed	(507,947)	(6,956,560)	(151,876)	(1,985,867)

Net increase (decrease)	(87,827)	$(1,275,766)	224,984	$2,897,191

Year ended December 31, 2017
Shares sold	310,785	$4,056,593	252,480	$3,111,042
Shares issued in reinvestment of distributions	6,041	81,283	630	8,021
Shares redeemed	(244,842)	(3,159,300)	(147,973)	(1,813,076)

Net increase (decrease)	71,984	$978,576	105,137	$1,305,987

Advisor Class Shares:
Year ended December 31, 2018
Shares sold	26,985	$381,837	11,186	$136,707
Shares issued in reinvestment of distributions	8,344	105,679	549	6,715
Shares redeemed	(7,561)	(106,217)	(9,424)	(117,999)

Net increase (decrease)	27,768	$381,299	2,311	$25,423

Year ended December 31, 2017
Shares sold	53,937	$700,265	8,494	$105,876
Shares issued in reinvestment of distributions	2,497	33,673	251	3,178
Shares redeemed	(63,569)	(823,717)	(9,406)	(116,818)

Net increase (decrease)	(7,135)	$(89,779)	(661)	$(7,764)

aMay include a portion of Class C shares that were automatically converted to Class A.

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	Franklin LifeSmart™ 2045		Franklin LifeSmart™ 2050
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2018
Shares sold[a]	743,394	$10,204,029	629,521	$8,264,139
Shares issued in reinvestment of distributions	210,172	2,638,382	52,624	643,113
Shares redeemed	(610,804)	(8,408,907)	(293,673)	(3,873,504)

Net increase (decrease)	342,762	$4,433,504	388,472	$5,033,748

Year ended December 31, 2017
Shares sold	749,360	$9,671,955	431,903	$5,332,879
Shares issued in reinvestment of distributions	72,025	962,628	17,842	227,263
Shares redeemed	(1,181,996)	(15,113,997)	(340,448)	(4,128,983)

Net increase (decrease)	(360,611)	$(4,479,414)	109,297	$1,431,159

Class C Shares:
Year ended December 31, 2018
Shares sold	220,486	$2,951,191	124,657	$1,633,863
Shares issued in reinvestment of distributions	48,056	582,816	11,314	136,120
Shares redeemed[a]	(248,382)	(3,320,882)	(68,191)	(886,098)

Net increase (decrease)	20,160	$213,125	67,780	$883,885

Year ended December 31, 2017
Shares sold	222,383	$2,776,071	113,908	$1,391,855
Shares issued in reinvestment of distributions	13,606	174,885	3,104	38,463
Shares redeemed	(337,139)	(4,195,494)	(65,476)	(796,073)

Net increase (decrease)	(101,150)	$(1,244,538)	51,536	$634,245

Class R Shares:
Year ended December 31, 2018
Shares sold	98,581	$1,331,338	48,484	$634,521
Shares issued in reinvestment of distributions	20,329	253,154	5,403	65,857
Shares redeemed	(87,538)	(1,204,261)	(21,209)	(274,568)

Net increase (decrease)	31,372	$380,231	32,678	$425,810

Year ended December 31, 2017
Shares sold	91,184	$1,162,751	44,001	$539,605
Shares issued in reinvestment of distributions	6,825	90,445	1,912	24,086
Shares redeemed	(96,378)	(1,246,063)	(31,942)	(395,091)

Net increase (decrease)	1,631	$7,133	13,971	$168,600

Class R6 Shares:
Year ended December 31, 2018
Shares sold	304,466	$4,144,657	273,723	$3,586,958
Shares issued in reinvestment of distributions	3,420	46,956	125	1,577
Shares redeemed	(255,441)	(3,508,991)	(186,424)	(2,477,759)

Net increase (decrease)	52,445	$682,622	87,424	$1,110,776

Year ended December 31, 2017
Shares sold	211,781	$2,758,355	205,547	$2,553,994
Shares issued in reinvestment of distributions	3,270	44,224	294	3,787
Shares redeemed	(135,886)	(1,764,413)	(102,179)	(1,252,302)

Net increase (decrease)	79,165	$1,038,166	103,662	$1,305,479

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2045		Franklin LifeSmart™ 2050
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2018
Shares sold	20,410	$277,144	5,799	$77,912
Shares issued in reinvestment of distributions	3,070	38,933	1,645	20,381
Shares redeemed	(14,162)	(184,081)	(6,468)	(85,959)

Net increase (decrease)	9,318	$131,996	976	$12,334

Year ended December 31, 2017
Shares sold	24,133	$308,531	3,842	$47,718
Shares issued in reinvestment of distributions	1,095	14,735	754	9,680
Shares redeemed	(21,959)	(289,033)	(821)	(10,034)

Net increase (decrease)	3,269	$34,233	3,775	$47,364

[a]May include a portion of Class C shares that were automatically converted to Class A.

	Franklin LifeSmart™ 2055
	Retirement Target Fund
	Shares	Amount
Class A Shares:
Year ended December 31, 2018
Shares sold[a]	271,042	$2,986,319
Shares issued in reinvestment of distributions	17,370	179,191
Shares redeemed	(94,471)	(1,040,715)

Net increase (decrease)	193,941	$2,124,795

Year ended December 31, 2017
Shares sold	179,712	$1,868,533
Shares issued in reinvestment of distributions	6,703	73,349
Shares redeemed	(50,854)	(529,261)

Net increase (decrease)	135,561	$1,412,621

Class C Shares:
Year ended December 31, 2018
Shares sold	135,717	$1,480,176
Shares issued in reinvestment of distributions	6,397	64,562
Shares redeemed[a]	(33,053)	(361,815)

Net increase (decrease)	109,061	$1,182,923

Year ended December 31, 2017

Shares sold	90,816	$939,276
Shares issued in reinvestment of distributions	1,817	19,638
Shares redeemed	(22,755)	(237,364)

Net increase (decrease)	69,878	$721,550

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	Franklin LifeSmart™ 2055
	Retirement Target Fund
	Shares	Amount
Class R Shares:
Year ended December 31, 2018
Shares sold	18,477	$202,630
Shares issued in reinvestment of distributions	1,327	13,635
Shares redeemed	(8,805)	(94,782)

Net increase (decrease)	10,999	$121,483

Year ended December 31, 2017
Shares sold	13,895	$144,258
Shares issued in reinvestment of distributions	555	6,022
Shares redeemed	(20,084)	(203,979)

Net increase (decrease)	(5,634)	$(53,699)

Class R6 Shares:
Year ended December 31, 2018
Shares sold	216,204	$2,390,763
Shares issued in reinvestment of distributions	768	8,477
Shares redeemed	(143,727)	(1,590,454)

Net increase (decrease)	73,245	$808,786

Year ended December 31, 2017
Shares sold	150,392	$1,583,951
Shares issued in reinvestment of distributions	683	7,493
Shares redeemed	(33,852)	(359,936)

Net increase (decrease)	117,223	$1,231,508

Advisor Class Shares:
Year ended December 31, 2018
Shares sold	2,160	$23,911
Shares issued in reinvestment of distributions	134	1,397
Shares redeemed	(529)	(5,741)

Net increase (decrease)	1,765	$19,567

Year ended December 31, 2017
Shares sold	1,920	$19,323
Shares issued in reinvestment of distributions	42	455
Shares redeemed	(411)	(4,291)

Net increase (decrease)	1,551	$15,487

aMay include a portion of Class C shares that were automatically converted to Class A.

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3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management and Asset Allocation Fees

The Funds, except Franklin LifeSmartTM Retirement Income Fund, pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Franklin LifeSmartTM Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

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d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$14,638	$15,022	$38,583

CDSC retained	$ 464	$ 773	$ 3,250

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$21,808	$39,425	$18,752

CDSC retained	$ 566	$ 2,209	$ 817

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$31,710	$17,774	$11,278

CDSC retained	$ 1,911	$ 1,262	$ 1,081

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Funds’ Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund
Transfer agent fees	$66,634	$ 39,341	$151,956

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund
Transfer agent fees	$70,514	$155,419	$ 70,143

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3. Transactions with Affiliates (continued)

e. Transfer Agent Fees (continued)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
Transfer agent fees	$152,514	$92,036	$76,753

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the year ended December 31, 2018, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	1,642,895	180,650	(473,689)	1,349,856	$11,365,789		$664,852	$(12,947)	$(459,367)
Franklin High Income Fund, Class R6	2,134,595	62,296	(2,196,891)	—	—	[a]	57,637	(108,155)	42,316
Franklin Income Fund, Class R6	5,341,125	2,150,151	(2,651,153)	4,840,123	10,261,062		657,212	(31,409)	(1,068,181)
Franklin LibertyQ U.S. Equity ETF	—	166,500	(3,000)	163,500	4,515,870		34,239	(2,656)	(602,906)
Franklin U.S. Government Securities Fund, Class R6	1,455,994	1,219,501	(664,719)	2,010,776	11,883,687		427,518	(305,648)	3,626
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	65,050	14,588,020	(13,920,249)	732,821	732,821		6,710	—	—
Templeton Global Total Return Fund, Class R6	218,266	28,131	(64,340)	182,057	2,117,321		142,212	(9,020)	(97,742)

Total Affiliated Securities					$40,876,550		$1,990,380	$(469,835)	$(2,182,254)

Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	181,795	(66,349)	115,446	$1,232,957		$92,880	$(26,668)	$(122,048)
Franklin Floating Rate Daily Access Fund, Class R6	113,595	82,207	(29,962)	165,840	1,396,370		65,946	(6,409)	(52,275)
Franklin FTSE Europe ETF	54,400	11,892	(47,000)	19,292	404,167		32,938	(31,856)	(87,577)
Franklin FTSE Japan ETF	—	37,332	(4,300)	33,032	743,220		9,169	(12,735)	(128,072)
Franklin Growth Fund, Class R6	41,360	22,619	(14,524)	49,455	4,450,955		35,550	101,082 [b]	(295,135)
Franklin Growth Opportunities Fund, Class R6	38,900	22,828	(15,516)	46,212	1,610,029		—	228,887 [b]	(230,183)
Franklin International Small Cap Growth Fund, Class R6	59,882	22,194	(22,905)	59,171	913,595		17,012	22,237 [b]	(265,399)
Franklin K2 Long Short Credit Fund, Class R6	86,634	3	(86,637)	—	—	[a]	—	54,892	(50,561)
Franklin LibertyQ Emerging Markets ETF	47,400	14,100	(26,761)	34,739	980,335		39,535	33,054	(227,704)
Franklin LibertyQ U.S. Equity ETF	34,600	60,483	(12,900)	82,183	2,269,894		29,825	10,339	(188,825)
Franklin Low Duration Total Return Fund, Class R6	768,049	346,952	(491,325)	623,676	5,987,285		264,279	(106,338)	(64,100)
Franklin Mutual International Fund, Class R6	47,619	18,372	(12,378)	53,613	687,321		13,853	10,421 [b]	(151,541)

148	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Pelagos Commodities Strategy Fund, Class R6	126,603	259,205	(35,151)	350,657	$1,914,586		$142,617	$(14,165)	$(386,374)
Franklin Rising Dividends Fund, Class R6	26,237	22,271	(7,448)	41,060	2,268,151		27,562	101,593 [b]	(252,225)
Franklin Small Cap Growth Fund, Class R6	21,218	4,804	(26,022)	—	—	[a]	—	153,630	(109,696)
Franklin Strategic Income Fund, Class R6	101,065	373,993	(50,732)	424,326	3,937,748		92,435	(15,500)	(147,190)
Franklin U.S. Government Securities Fund, Class R6	223,660	830,923	(132,140)	922,443	5,451,640		118,714	(62,778)	18,126
Franklin Utilities Fund, Class R6	33,104	14,167	(10,720)	36,551	667,793		18,071	21,976 [b]	(20,780)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	904,584	12,162,321	(12,258,376)	808,529	808,529		11,810	—	—
Templeton Foreign Fund, Class R6	110,287	66,285	(29,000)	147,572	966,600		28,703	11,776	(173,545)
Templeton Global Total Return Fund, Class R6	347,950	151,464	(262,882)	236,532	2,750,868		186,671	(22,233)	(75,065)

Total Affiliated Securities					$39,442,043		$1,227,570	$451,205	$(3,010,169)

Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	387,154	(158,824)	228,330	$2,438,564		$191,509	$(72,248)	$(241,731)
Franklin Floating Rate Daily Access Fund, Class R6	246,435	173,660	(90,544)	329,551	2,774,818		137,891	(22,389)	(99,745)
Franklin FTSE Europe ETF	257,000	25,600	(196,307)	86,293	1,807,838		155,830	(140,533)	(419,652)
Franklin FTSE Japan ETF	—	151,300	(13,260)	138,040	3,105,900		39,588	(43,671)	(570,760)
Franklin Growth Fund, Class R6	190,521	60,971	(44,977)	206,515	18,586,392		159,469	476,726 [b]	(1,216,355)
Franklin Growth Opportunities Fund, Class R6	176,178	82,351	(63,154)	195,375	6,806,852		—	1,115,684 [b]	(1,087,251)
Franklin International Small Cap Growth Fund, Class R6	280,645	48,210	(89,718)	239,137	3,692,282		71,754	136,800 [b]	(1,198,764)
Franklin K2 Long Short Credit Fund, Class R6	304,923	—	(304,923)	—	—	[a]	—	194,782	(179,535)
Franklin LibertyQ Emerging Markets ETF	245,600	30,300	(132,692)	143,208	4,041,330		180,113	232,484	(1,200,307)
Franklin LibertyQ U.S. Equity ETF	153,900	245,029	(57,103)	341,826	9,441,234		131,935	24,187	(806,140)
Franklin Low Duration Total Return Fund, Class R6	1,781,870	706,668	(1,264,393)	1,224,145	11,751,793		581,589	(331,991)	(44,476)
Franklin Mutual International Fund, Class R6	219,075	38,025	(46,915)	210,185	2,694,573		56,077	(2,562)[b]	(602,314)
Franklin Pelagos Commodities Strategy Fund, Class R6	447,478	669,524	(84,888)	1,032,114	5,635,340		419,774	(51,442)	(1,163,281)
Franklin Rising Dividends Fund, Class R6	123,696	73,538	(29,897)	167,337	9,243,724		125,181	447,289 [b]	(1,065,874)
Franklin Small Cap Growth Fund, Class R6	117,520	11,984	(129,504)	—	—	[a]	—	1,240,532	(988,456)
Franklin Strategic Income Fund, Class R6	220,117	806,579	(188,626)	838,070	7,777,294		186,245	(47,801)	(289,777)
Franklin U.S. Government Securities Fund, Class R6	540,046	1,733,459	(458,074)	1,815,431	10,729,195		264,502	(216,028)	95,288
Franklin Utilities Fund, Class R6	151,930	31,526	(37,844)	145,612	2,660,327		79,662	99,663 [b]	(93,698)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	1,977,315	26,265,020	(28,239,171)	3,164	3,164		37,115	—	—
Templeton Foreign Fund, Class R6	470,403	233,188	(107,937)	595,654	3,901,532		118,129	60,057	(740,823)
Templeton Global Total Return Fund, Class R6	790,981	293,884	(622,770)	462,095	5,374,162		402,545	(35,522)	(171,628)

Total Affiliated Securities					$112,466,314		$3,338,908	$3,064,017	$(12,085,279)

Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	116,419	(46,756)	69,663	$744,004		$55,935	$(18,476)	$(69,984)
Franklin Floating Rate Daily Access Fund, Class R6	70,071	54,912	(24,448)	100,535	846,508		38,908	(5,020)	(30,183)

franklintempleton.com	Annual Report	149

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin FTSE Europe ETF	108,100	19,455	(85,000)	42,555	$891,527		$72,802	$(70,890)	$(196,576)
Franklin FTSE Japan ETF	—	71,415	(4,100)	67,315	1,514,588		19,169	(11,925)	(282,917)
Franklin Growth Fund, Class R6	74,736	35,898	(11,464)	99,170	8,925,259		73,790	94,790 [b]	(527,135)
Franklin Growth Opportunities Fund, Class R6	66,753	48,068	(19,285)	95,536	3,328,470		—	406,295 [b]	(460,103)
Franklin International Small Cap Growth Fund, Class R6	132,768	34,996	(51,296)	116,468	1,798,267		34,557	(5,035)[b]	(534,933)
Franklin K2 Long Short Credit Fund, Class R6	109,217	—	(109,217)	—	—	[a]	—	66,836	(61,375)
Franklin LibertyQ Emerging Markets ETF	99,700	21,000	(50,877)	69,823	1,970,405		84,943	7,329	(455,070)
Franklin LibertyQ U.S. Equity ETF	59,400	125,098	(18,900)	165,598	4,573,817		60,451	(8,313)	(368,071)
Franklin Low Duration Total Return Fund, Class R6	478,158	236,974	(341,688)	373,444	3,585,066		156,122	(78,104)	(23,219)
Franklin Mutual International Fund, Class R6	90,470	25,877	(12,033)	104,314	1,337,308		27,637	5,264 [b]	(294,238)
Franklin Pelagos Commodities Strategy Fund, Class R6	160,524	285,086	(18,623)	426,987	2,331,348		173,661	(12,491)	(482,055)
Franklin Rising Dividends Fund, Class R6	49,468	39,556	(7,443)	81,581	4,506,529		56,613	165,787 [b]	(474,816)
Franklin Small Cap Growth Fund, Class R6	55,300	9,500	(64,800)	—	—	[a]	—	371,155	(249,035)
Franklin Strategic Income Fund, Class R6	62,409	241,818	(46,518)	257,709	2,391,535		52,957	(13,024)	(82,698)
Franklin U.S. Government Securities Fund, Class R6	151,620	513,320	(111,091)	553,849	3,273,247		73,343	(54,936)	23,824
Franklin Utilities Fund, Class R6	64,089	20,740	(15,115)	69,714	1,273,680		37,162	32,756 [b]	(26,535)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	842,489	11,352,652	(11,775,993)	419,148	419,148		15,302	—	—
Templeton Foreign Fund, Class R6	165,784	148,901	(24,014)	290,671	1,903,897		57,669	65	(303,449)
Templeton Global Total Return Fund, Class R6	218,069	95,008	(172,062)	141,015	1,640,004		110,607	(20,286)	(36,144)

Total Affiliated Securities					$47,254,607		$1,201,628	$851,777	$(4,934,712)

Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	215,282	(96,773)	118,509	$1,265,678		$98,720	$(37,538)	$(122,070)
Franklin Floating Rate Daily Access Fund, Class R6	123,995	104,968	(57,913)	171,050	1,440,239		67,640	(11,886)	(50,473)
Franklin FTSE Europe ETF	282,200	24,910	(209,400)	97,710	2,047,024		175,225	(164,171)	(473,735)
Franklin FTSE Japan ETF	—	168,932	(11,400)	157,532	3,544,470		45,499	(37,891)	(679,621)
Franklin Growth Fund, Class R6	198,598	67,928	(34,353)	232,173	20,895,577		178,910	341,324 [b]	(1,312,371)
Franklin Growth Opportunities Fund, Class R6	209,805	71,481	(61,568)	219,718	7,654,993		—	1,180,005 [b]	(1,094,231)
Franklin International Small Cap Growth Fund, Class R6	371,243	54,053	(150,998)	274,298	4,235,165		82,518	139,500 [b]	(1,483,965)
Franklin K2 Long Short Credit Fund, Class R6	272,339	—	(272,339)	—	—	[a]	—	172,939	(159,323)
Franklin LibertyQ Emerging Markets ETF	246,900	26,700	(110,761)	162,839	4,595,317		198,056	148,664	(1,160,287)
Franklin LibertyQ U.S. Equity ETF	164,000	265,057	(43,400)	385,657	10,651,846		147,780	11,416	(911,334)
Franklin Low Duration Total Return Fund, Class R6	904,326	412,015	(680,940)	635,401	6,099,851		285,678	(154,050)	(34,119)
Franklin Mutual International Fund, Class R6	275,168	42,576	(64,815)	252,929	3,242,553		68,793	(43,606)[b]	(728,555)
Franklin Pelagos Commodities Strategy Fund, Class R6	401,076	608,850	(76,403)	933,523	5,097,035		379,676	(44,192)	(1,046,700)
Franklin Rising Dividends Fund, Class R6	122,435	90,271	(21,731)	190,975	10,549,442		132,834	434,943 [b]	(1,178,716)
Franklin Small Cap Growth Fund, Class R6	118,226	10,042	(128,268)	—	—	[a]	—	1,142,670	(888,878)

150	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Strategic Income Fund, Class R6	107,242	446,317	(112,980)	440,579	$4,088,574		$91,384	$(23,993)	$(146,462)
Franklin U.S. Government Securities Fund, Class R6	310,246	907,952	(276,156)	942,042	5,567,467		139,156	(127,958)	57,842
Franklin Utilities Fund, Class R6	155,847	30,282	(24,742)	161,387	2,948,542		84,550	90,939 [b]	(91,092)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	1,024,047	22,180,218	(23,201,297)	2,968	2,968		33,486	—	—
Templeton Foreign Fund, Class R6	510,656	257,751	(83,217)	685,190	4,487,990		137,102	26,133	(807,043)
Templeton Global Total Return Fund, Class R6	417,150	172,031	(349,229)	239,952	2,790,638		203,281	(28,275)	(76,751)

Total Affiliated Securities					$101,205,369		$2,550,288	$3,014,973	$(12,387,884)

Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	62,713	(25,820)	36,893	$394,014		$30,672	$(10,176)	$(37,230)
Franklin Floating Rate Daily Access Fund, Class R6	35,270	34,774	(15,267)	54,777	461,225		21,085	(3,111)	(16,539)
Franklin FTSE Europe ETF	91,500	18,481	(72,900)	37,081	776,847		63,434	(64,153)	(172,170)
Franklin FTSE Japan ETF	—	63,626	(2,600)	61,026	1,373,085		17,379	(7,490)	(255,483)
Franklin Growth Fund, Class R6	65,804	32,511	(8,377)	89,938	8,094,450		67,431	84,337 [b]	(512,022)
Franklin Growth Opportunities Fund, Class R6	71,929	32,286	(19,204)	85,011	2,961,783		—	359,591 [b]	(355,438)
Franklin International Small Cap Growth Fund, Class R6	124,690	34,397	(52,970)	106,117	1,638,447		31,896	5,135 [b]	(497,069)
Franklin K2 Long Short Credit Fund, Class R6	86,360	5	(86,365)	—	—	[a]	—	49,775	(45,456)
Franklin LibertyQ Emerging Markets ETF	79,700	18,700	(35,216)	63,184	1,783,053		74,686	(12,684)	(362,199)
Franklin LibertyQ U.S. Equity ETF	55,300	101,590	(8,700)	148,190	4,093,008		55,685	(3,179)	(341,385)
Franklin Low Duration Total Return Fund, Class R6	252,322	163,027	(214,829)	200,520	1,924,994		87,535	(39,877)	(16,759)
Franklin Mutual International Fund, Class R6	91,940	26,825	(18,497)	100,268	1,285,443		27,165	(8,977)[b]	(288,164)
Franklin Pelagos Commodities Strategy Fund, Class R6	127,402	236,394	(18,950)	344,846	1,882,858		140,253	(12,922)	(387,682)
Franklin Rising Dividends Fund, Class R6	40,411	37,972	(4,896)	73,487	4,059,416		49,104	146,674 [b]	(439,242)
Franklin Small Cap Growth Fund, Class R6	40,180	8,128	(48,308)	—	—	[a]	—	261,828	(175,933)
Franklin Strategic Income Fund, Class R6	30,286	137,014	(27,511)	139,789	1,297,236		28,255	(7,461)	(44,597)
Franklin U.S. Government Securities Fund, Class R6	90,122	276,944	(69,262)	297,804	1,760,021		41,275	(32,299)	13,436
Franklin Utilities Fund, Class R6	51,662	17,655	(7,449)	61,868	1,130,327		31,199	27,109 [b]	(22,868)
Institutional Fiduciary Trust Money Market
Portfolio, 1.99%	511,800	9,496,539	(10,006,977)	1,362	1,362		12,515	—	—
Templeton Foreign Fund, Class R6	159,417	123,356	(18,116)	264,657	1,733,501		53,064	(1,110)	(287,929)
Templeton Global Total Return Fund, Class R6	105,449	60,907	(90,616)	75,740	880,861		57,960	(13,385)	(19,291)

Total Affiliated Securities					$37,531,931		$890,593	$717,625	$(4,264,020)

Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	115,967	(53,109)	62,858	$671,323		$50,716	$(19,000)	$(63,497)
Franklin Floating Rate Daily Access Fund, Class R6	65,267	56,257	(30,815)	90,709	763,772		35,131	(6,000)	(26,601)
Franklin FTSE Europe ETF	202,100	20,359	(149,200)	73,259	1,534,776		132,060	(125,862)	(356,164)
Franklin FTSE Japan ETF	—	123,948	(6,300)	117,648	2,647,080		34,140	(20,812)	(512,161)
Franklin Growth Fund, Class R6	140,901	50,592	(18,814)	172,679	15,541,149		133,733	210,907 [b]	(955,324)
Franklin Growth Opportunities Fund, Class R6	154,448	49,800	(40,256)	163,992	5,713,486		—	849,350 [b]	(782,980)

franklintempleton.com	Annual Report	151

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Small Cap Growth Fund, Class R6	265,700	40,020	(99,759)	205,961	$3,180,029		$62,450	$76,625 [b]	$(1,089,693)
Franklin K2 Long Short Credit Fund, Class R6	187,404	—	(187,404)	—	—	[a]	—	119,182	(109,888)
Franklin LibertyQ Emerging Markets ETF	182,300	20,600	(80,774)	122,126	3,446,396		150,792	63,260	(855,017)
Franklin LibertyQ U.S. Equity ETF	119,300	196,042	(28,100)	287,242	7,933,624		111,257	(911)	(672,923)
Franklin Low Duration Total Return Fund, Class R6	494,261	240,017	(397,339)	336,939	3,234,616		153,022	(68,891)	(31,448)
Franklin Mutual International Fund, Class R6	196,741	30,750	(38,776)	188,715	2,419,331		51,420	(25,548)[b]	(551,930)
Franklin Pelagos Commodities Strategy Fund, Class R6	275,261	438,824	(64,225)	649,860	3,548,233		264,306	(35,143)	(729,316)
Franklin Rising Dividends Fund, Class R6	86,278	67,735	(12,379)	141,634	7,823,837		97,933	310,288 [b]	(870,105)
Franklin Small Cap Growth Fund, Class R6	87,967	8,634	(96,601)	—	—	[a]	—	835,775	(641,084)
Franklin Strategic Income Fund, Class R6	57,358	233,193	(54,394)	236,157	2,191,537		48,094	(12,131)	(77,205)
Franklin U.S. Government Securities Fund, Class R6	166,371	474,854	(141,567)	499,658	2,952,976		70,672	(66,536)	32,086
Franklin Utilities Fund, Class R6	110,252	21,903	(12,803)	119,352	2,180,567		62,473	65,779 [b]	(62,410)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	516,375	15,165,936	(15,680,235)	2,076	2,076		23,713	—	—
Templeton Foreign Fund, Class R6	425,835	137,537	(49,740)	513,632	3,364,292		103,105	5,198	(633,148)
Templeton Global Total Return Fund, Class R6	218,541	95,089	(186,393)	127,237	1,479,762		105,044	(15,532)	(38,869)

Total Affiliated Securities					$70,628,862		$1,690,061	$2,139,998	$(9,027,677)

Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	49,986	(24,378)	25,608	$273,492		$21,463	$(9,274)	$(24,311)
Franklin Floating Rate Daily Access Fund, Class R6	26,321	29,650	(16,360)	39,611	333,526		15,169	(3,182)	(11,095)
Franklin FTSE Europe ETF	81,500	19,058	(66,900)	33,658	705,135		57,353	(60,301)	(154,013)
Franklin FTSE Japan ETF	—	58,249	(2,700)	55,549	1,249,853		15,751	(6,891)	(229,412)
Franklin Growth Fund, Class R6	57,252	33,288	(8,210)	82,330	7,409,696		60,875	77,246 [b]	(470,129)
Franklin Growth Opportunities Fund, Class R6	62,061	33,135	(17,572)	77,624	2,704,428		—	324,979 [b]	(329,216)
Franklin International Small Cap Growth Fund, Class R6	105,648	35,456	(43,805)	97,299	1,502,297		29,205	(13,561)[b]	(440,550)
Franklin K2 Long Short Credit Fund, Class R6	73,455	—	(73,455)	—	—	[a]	—	39,966	(36,293)
Franklin LibertyQ Emerging Markets ETF	76,000	20,800	(39,314)	57,486	1,622,255		69,475	(33,095)	(327,960)
Franklin LibertyQ U.S. Equity ETF	49,900	96,555	(10,600)	135,855	3,752,315		50,578	(5,518)	(305,170)
Franklin Low Duration Total Return Fund, Class R6	177,483	136,402	(168,289)	145,596	1,397,718		59,912	(26,048)	(13,236)
Franklin Mutual International Fund, Class R6	78,616	27,613	(17,281)	88,948	1,140,318		23,955	(9,098)[b]	(250,905)
Franklin Pelagos Commodities Strategy Fund, Class R6	108,629	216,399	(22,368)	302,660	1,652,526		123,096	(13,429)	(339,069)
Franklin Rising Dividends Fund, Class R6	34,398	37,819	(5,331)	66,886	3,694,774		43,084	129,331 [b]	(398,978)
Franklin Small Cap Growth Fund, Class R6	29,202	6,813	(36,015)	—	—	[a]	—	211,296	(147,692)
Franklin Strategic Income Fund, Class R6	22,315	105,898	(27,693)	100,520	932,826		20,426	(6,817)	(30,925)
Franklin U.S. Government Securities Fund, Class R6	67,091	214,657	(70,341)	211,407	1,249,416		29,598	(26,055)	12,156
Franklin Utilities Fund, Class R6	43,825	18,006	(5,502)	56,329	1,029,132		26,977	24,239 [b]	(22,679)

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FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	544,475	9,506,996	(9,945,604)	105,867	$105,867		$10,982	$ —	$ —
Templeton Foreign Fund, Class R6	173,344	90,492	(21,190)	242,646	1,589,329		48,500	(3,149)	(283,313)
Templeton Global Total Return Fund, Class R6	79,140	52,343	(77,646)	53,837	626,122		41,689	(11,552)	(10,753)

Total Affiliated Securities					$32,971,025		$748,088	$ 579,087	$(3,813,543)

Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	—	17,858	(8,704)	9,154	$97,766		$7,354	$ (3,048)	$ (8,329)
Franklin Floating Rate Daily Access Fund, Class R6	7,983	11,069	(4,884)	14,168	119,294		5,298	(823)	(4,175)
Franklin FTSE Europe ETF	25,000	12,007	(24,600)	12,407	259,927		18,721	(23,895)	(47,121)
Franklin FTSE Japan ETF	—	20,769	(1,300)	19,469	438,052		5,404	(5,152)	(75,981)
Franklin Growth Fund, Class R6	17,843	15,095	(3,662)	29,276	2,634,809		22,159	10,543 [b]	(171,383)
Franklin Growth Opportunities Fund, Class R6	18,780	15,341	(6,265)	27,856	970,492		—	101,039 [b]	(117,475)
Franklin International Small Cap Growth Fund, Class R6	33,224	18,004	(16,288)	34,940	539,482		10,254	(14,699)[b]	(143,682)
Franklin K2 Long Short Credit Fund, Class R6	21,844	94	(21,938)	—	—	[a]	—	5,254	(4,158)
Franklin LibertyQ Emerging Markets ETF	22,200	10,500	(12,032)	20,668	583,251		23,484	(24,916)	(93,626)
Franklin LibertyQ U.S. Equity ETF	15,800	37,223	(5,200)	47,823	1,320,871		17,419	(9,058)	(101,753)
Franklin Low Duration Total Return Fund, Class R6	55,284	57,920	(61,115)	52,089	500,061		20,724	(10,095)	(3,577)
Franklin Mutual International Fund, Class R6	24,624	13,994	(6,512)	32,106	411,600		8,490	(7,202)[b]	(86,194)
Franklin Pelagos Commodities Strategy Fund, Class R6	32,784	83,129	(8,983)	106,930	583,838		43,490	(5,483)	(118,853)
Franklin Rising Dividends Fund, Class R6	10,824	15,478	(2,587)	23,715	1,310,030		15,423	38,704 [b]	(137,959)
Franklin Small Cap Growth Fund, Class R6	9,307	3,748	(13,055)	—	—	[a]	—	58,496	(39,086)
Franklin Strategic Income Fund, Class R6	6,743	36,933	(7,460)	36,216	336,082		7,242	(2,488)	(10,751)
Franklin U.S. Government Securities Fund, Class R6	18,864	76,291	(19,506)	75,649	447,085		9,508	(5,863)	2,282
Franklin Utilities Fund, Class R6	13,928	8,764	(2,600)	20,092	367,091		9,517	7,997 [b]	(5,282)
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	122,197	5,312,474	(5,250,295)	184,376	184,376		3,923	—	—
Templeton Foreign Fund, Class R6	56,457	39,384	(9,244)	86,597	567,208		16,987	(5,009)	(98,509)
Templeton Global Total Return Fund, Class R6	23,590	22,074	(26,412)	19,252	223,894		14,450	(5,756)	(2,323)

Total Affiliated Securities					$11,895,209		$259,847	$ 98,546	$(1,267,935)

aAs of December 31, 2018, no longer held by the fund.

bIncludes capital gain distributions received.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.05% and Class R6 does not exceed 0.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

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3. Transactions with Affiliates (continued)

h. Other Affiliated Transactions

At December 31, 2018, Franklin Advisers, Inc. owned 5.68% of Franklin LifeSmartTM 2055 Retirement Target Fund’s outstanding shares.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2018, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2018, the capital loss carryforwards were as follows:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund
Capital loss carryforwards not subject to expiration:
Short Term	$ 276,694	$25,524
Long Term	1,387,810	—
Total capital loss carryforwards	$1,664,504	$25,524

During the year ended December 31, 2018, the Funds utilized capital loss carryforwards as follows:

Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2030 Retirement Target Fund
$668,498	$232,987

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2018, Franklin LifeSmart 2025 Retirement Target Fund deferred losses was $33,184.

The tax character of distributions paid during the years ended December 31, 2018 and 2017, was as follows:

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund		Franklin LifeSmart™ 2025 Retirement Target Fund
	2018	2017	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$ 2,108,813	$ 2,294,914	$ 1,108,392	$ 443,307	$3,271,280	$ 2,148,717
Long term capital gain	—	—	—	—	4,129,877	—
	$ 2,108,813	$ 2,294,914	$ 1,108,392	$ 443,307	$7,401,157	$ 2,148,717

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	Franklin LifeSmart™ 2030 Retirement Target Fund		Franklin LifeSmart™ 2035 Retirement Target Fund		Franklin LifeSmart™ 2040 Retirement Target Fund
	2018	2017	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$ 1,315,992	$ 791,735	$ 2,527,142	$ 2,261,545	$ 997,412	$ 679,653
Long term capital gain	353,075	—	3,778,106	—	723,479	—
	$ 1,669,067	$ 791,735	$ 6,305,248	$ 2,261,545	$1,720,891	$ 679,653

	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund		Franklin LifeSmart™ 2055 Retirement Target Fund
	2018	2017	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$ 1,560,787	$ 1,618,909	$ 831,581	$ 530,396	$ 253,549	$ 156,610
Long term capital gain	2,869,290	—	537,210	—	171,375	25,795
	$ 4,430,077	$ 1,618,909	$ 1,368,791	$ 530,396	$ 424,924	$ 182,405

At December 31, 2018, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund
Cost of investments	$51,748,651	$41,597,670	$114,150,343

Unrealized appreciation	$ 146,157	$ 983,166	$ 9,603,640
Unrealized depreciation	(2,691,516)	(2,113,234)	(6,149,875)
Net unrealized appreciation (depreciation)	$ (2,545,359)	$ (1,130,068)	$ 3,453,765

Distributable earnings:
Undistributed ordinary income	$ 352,260	$ 168,056	$76,340
Undistributed long term capital gains	—	—	815,864
Total distributable earnings	$ 352,260	$ 168,056	$ 892,204

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund
Cost of investments	$50,859,388	$102,337,643	$40,210,606

Unrealized appreciation	$ 1,285,585	$ 8,729,411	$ 1,080,608
Unrealized depreciation	(2,423,852)	(4,860,921)	(1,977,655)
Net unrealized appreciation (depreciation)	$ (1,138,267)	$ 3,868,490	$ (897,047)

Distributable earnings:
Undistributed ordinary income	$ 18,955	$ 81,042	$ 16,551
Undistributed long term capital gains	587,329	1,269,530	512,877
Total distributable earnings	$ 606,284	$ 1,350,572	$ 529,428

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5. Income Taxes (continued)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
Cost of investments	$72,010,271	$35,565,100	$13,017,646

Unrealized appreciation	$ 5,919,954	$ 883,235	$ 104,690
Unrealized depreciation	(3,302,652)	(1,718,566)	(757,276)
Net unrealized appreciation (depreciation)	$ 2,617,302	$ (835,331)	$ (652,586)

Distributable earnings:
Undistributed ordinary income	$ 42,171	$ 13,109	$ 4,646
Undistributed long term capital gains	933,455	429,949	143,732
Total distributable earnings	$ 975,626	$ 443,058	$ 148,378

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

The Funds, except Franklin LifeSmart™ Retirement Income Fund and Franklin LifeSmart™ 2020 Retirement Target Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2018, were as follows:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund
Purchases	$25,406,826	$27,466,884	$67,782,533
Sales	$33,814,319	$22,421,964	$71,810,554

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund
Purchases	$29,391,665	$54,590,952	$22,573,941
Sales	$23,245,349	$55,177,660	$16,595,631

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
Purchases	$36,235,738	$20,988,529	$8,830,032
Sales	$34,580,757	$14,706,169	$4,919,414

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7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 8, 2019, the Funds renewed the Global Credit Facility for a one year term, maturing February 7, 2020, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2018, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart™ Retirement Income Fund Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$43,713,806	$—	$—	$43,713,806
Index-Linked Notes	—	4,756,665	—	4,756,665
Short Term Investments	732,821	—	—	732,821
Total Investments in Securities	$44,446,627	$4,756,665	$—	$49,203,292

Franklin LifeSmart™ 2020 Retirement Target Fund Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$39,447,205	$—	$—	$39,447,205
Short Term Investments	808,529	211,868	—	1,020,397
Total Investments in Securities	$40,255,734	$211,868	$—	$40,467,602

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8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart™ 2025 Retirement Target Fund Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$115,849,544	$—	$—	$115,849,544
Short Term Investments	3,164	1,751,400	—	1,754,564
Total Investments in Securities	$115,852,708	$1,751,400	$—	$117,604,108

Franklin LifeSmart™ 2030 Retirement Target Fund Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$48,472,299	$—	$—	$48,472,299
Short Term Investments	419,148	829,674	—	1,248,822
Total Investments in Securities	$48,891,447	$829,674	$—	$49,721,121

Franklin LifeSmart™ 2035 Retirement Target Fund Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$105,014,674	$—	$—	$105,014,674
Short Term Investments	2,968	1,188,491	—	1,191,459
Total Investments in Securities	$105,017,642	$1,188,491	$—	$106,206,133

Franklin LifeSmart™ 2040 Retirement Target Fund Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$38,991,664	$—	$—	$38,991,664
Short Term Investments	1,362	320,533	—	321,895
Total Investments in Securities	$38,993,026	$320,533	$—	$39,313,559

Franklin LifeSmart™ 2045 Retirement Target Fund Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$73,458,531	$—	$—	$73,458,531
Short Term Investments	2,076	1,166,966	—	1,169,042
Total Investments in Securities	$73,460,607	$1,166,966	$—	$74,627,573

Franklin LifeSmart™ 2050 Retirement Target Fund Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$34,203,270	$—	$—	$34,203,270
Short Term Investments	105,867	420,632	—	526,499
Total Investments in Securities	$34,309,137	$420,632	$—	$34,729,769

Franklin LifeSmart™ 2055 Retirement Target Fund Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$12,180,684	$—	$—	$12,180,684
Short Term Investments	184,376	—	—	184,376
Total Investments in Securities	$12,365,060	$—	$—	$12,365,060

aFor detailed categories, see the accompanying Statement of Investments.

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A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year. At December 31, 2018, the reconciliations of assets are as follows:

	Balance at Beginning of Year	Purchases/(Sales)	Transfer Into Level 3	Transfer Out of Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Year End
Franklin LifeSmart Retirement Income Fund Assets:
Investments in Securities:
Index-Linked Notes	$2,483,383	$—	$—	$(2,363,765)	$—	$—	$(119,618)	$—	$—

aThe investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
SPDR	S&P Depositary Receipt
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution
SPXDIV	S&P 500 Dividend Points

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin LifeSmart Retirement Income Fund, Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund and Franklin LifeSmart 2055 Retirement Target Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LifeSmart Retirement Income Fund, Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund and Franklin LifeSmart 2055 Retirement Target Fund (the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

February 15, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2018:

Franklin LifeSmart™ 2025 Retirement Target Fund	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund
$4,712,998	$433,268	$4,173,474	$812,254

Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
$3,168,426	$642,760	$214,018

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended December 31, 2018:

Franklin LifeSmart™ 2025 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund
$93,446	$47,227	$15,655

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2018:

Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund	Franklin LifeSmart™ 2030 Retirement Target Fund
12.36%	10.90%	16.63%	18.90%

Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund
23.57%	22.22%	28.45%	23.66%

Franklin LifeSmart™ 2055 Retirement Target Fund
27.11%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended December 31, 2018:

Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund	Franklin LifeSmart™ 2030 Retirement Target Fund
$287,821	$263,717	$1,175,735	$547,548

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TAX INFORMATION (UNAUDITED)

Franklin	Franklin	Franklin	Franklin
LifeSmart™	LifeSmart™	LifeSmart™	LifeSmart™
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
$1,313,385	$491,784	$985,117	$442,585

Franklin LifeSmart™ 2055 Retirement Target Fund

$152,236

Distributions, including qualified dividend income, paid during calendar year 2018 will be reported to shareholders on Form 1099-DIV by mid-February 2019. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2018, the Funds, qualified fund of funds under Section 852(g)(2) of Internal Revenue Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December 27, 2018, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share
Franklin LifeSmart Retirement Income Fund
Class A	$0.0012	$0.0344
Class C	$0.0012	$0.0344
Class R	$0.0012	$0.0344
Class R6	$0.0012	$0.0344
Advisor Class	$0.0012	$0.0344

Franklin LifeSmart 2020 Retirement Target Fund
Class A	$0.0073	$0.1456	$0.0274
Class C	$0.0073	$0.1456	$0.0274
Class R	$0.0073	$0.1456	$0.0274
Class R6	$0.0073	$0.1456	$0.0274
Advisor Class	$0.0073	$0.1456	$0.0274

Franklin LifeSmart 2025 Retirement Target Fund
Class A	$0.0096	$0.1514	$0.0455
Class C	$0.0096	$0.1514	$0.0455
Class R	$0.0096	$0.1514	$0.0455
Class R6	$0.0096	$0.1514	$0.0455
Advisor Class	$0.0096	$0.1514	$0.0455

Franklin LifeSmart 2030 Retirement Target Fund
Class A	$0.0092	$0.1259	$0.0503
Class C	$0.0092	$0.1259	$0.0503
Class R	$0.0092	$0.1259	$0.0503
Class R6	$0.0092	$0.1259	$0.0503
Advisor Class	$0.0092	$0.1259	$0.0503

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TAX INFORMATION (UNAUDITED)

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin LifeSmart 2035 Retirement Target Fund
Class A	$0.0103	$0.1338	$0.0583
Class C	$0.0103	$0.1338	$0.0583
Class R	$0.0103	$0.1338	$0.0583
Class R6	$0.0103	$0.1338	$0.0583
Advisor Class	$0.0103	$0.1338	$0.0583

Franklin LifeSmart 2040 Retirement Target Fund
Class A	$0.0096	$0.1157	$0.0564
Class C	$0.0096	$0.1157	$0.0564
Class R	$0.0096	$0.1157	$0.0564
Class R6	$0.0096	$0.1157	$0.0564
Advisor Class	$0.0096	$0.1157	$0.0564

Franklin LifeSmart 2045 Retirement Target Fund
Class A	$0.0106	$0.1267	$0.0632
Class C	$0.0106	$0.1267	$0.0632
Class R	$0.0106	$0.1267	$0.0632
Class R6	$0.0106	$0.1267	$0.0632
Advisor Class	$0.0106	$0.1267	$0.0632

Franklin LifeSmart 2050 Retirement Target Fund
Class A	$0.0098	$0.1139	$0.0598
Class C	$0.0098	$0.1139	$0.0598
Class R	$0.0098	$0.1139	$0.0598
Class R6	$0.0098	$0.1139	$0.0598
Advisor Class	$0.0098	$0.1139	$0.0598

Franklin LifeSmart 2055 Retirement Target Fund
Class A	$0.0078	$0.0896	$0.0472
Class C	$0.0078	$0.0896	$0.0472
Class R	$0.0078	$0.0896	$0.0472
Class R6	$0.0078	$0.0896	$0.0472
Advisor Class	$0.0078	$0.0896	$0.0472

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2018. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2018 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1995	136	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945)	Trustee	Since 2017	112	Hess Corporation (exploration of oil
One Franklin Parkway				and gas) (2014-present).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950)	Trustee	Since 2014	136	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
				communications services)
				(2011-present) and White Mountains
				Insurance Group, Ltd. (holding
				company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	136	Hess Corporation (exploration of oil
One Franklin Parkway				and gas) (1993-present), Canadian
San Mateo, CA 94403-1906				National Railway (railroad)
				(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), Santander
				Consumer USA Holdings, Inc.
				(consumer finance) (2016-Present),
				RTI International Metals, Inc.
				(manufacture and distribution of
				titanium) (1999-2015) and H.J. Heinz
				Company (processed foods and allied
				products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	136	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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FRANKLIN FUND ALLOCATOR SERIES

Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Larry D. Thompson (1945)	Trustee	Since 2007	136	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
Company (education and media
organization) (2011-present) and
Cbeyond, Inc. (business
communications provider)
(2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	112	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008

Principal Occupation During at Least the Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing) (2002-present); Senior Advisor, McKinsey & Co. (consulting) (2017-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers
Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Gregory E. Johnson (1961)	Trustee	Since 2007	150	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Since 2013	136	None
One Franklin Parkway	the Board
San Mateo, CA 94403-1906	and Trustee

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Gaston Gardey (1967)	Treasurer, Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Financial
San Mateo, CA 94403-1906	Officer,
and Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.
Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.
Steven J. Gray (1955)	Vice President	Vice President	Not Applicable	Not Applicable
One Franklin Parkway	and	since 2009
San Mateo, CA 94403-1906	Co-Secretary	and Co-Secretary
since
January 2019

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971)	Chief Executive	Since 2017	Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	AML –
San Mateo, CA 94403-1906	Compliance

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton Investments.

Edward D. Perks (1970)	President and	Since December	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive	2018
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of nine of the investment companies in Franklin Templeton Investments (since December 2018).

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.
Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Vice President	Not Applicable	Not Applicable
300 S.E. 2nd Street	and	since 2011
Fort Lauderdale, FL 33301-1923	Co-Secretary	and Co-Secretary
since January
2019

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter Franklin Fund Allocator Series

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2019 Franklin Templeton Investments. All rights reserved.	RTF A 02/19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $336,161 for the fiscal year ended December 31, 2018 and $352,639 for the fiscal year ended December 31, 2017.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $5,000 for the fiscal year ended December 31, 2018 and $0 for the fiscal year ended December 31, 2017. The services for which these fees were paid included tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $3,853 for the fiscal year ended December 31, 2018 and $0 for the fiscal year ended December 31, 2017. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $16,500 for the fiscal year ended December 31, 2018 and $14,000 for the fiscal year ended December 31, 2017. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, assets under management certification, and benchmarking services in connection with the ICI TA Survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii)

through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $25,353 for the fiscal year ended December 31, 2018 and $14,000 for the fiscal year ended December 31, 2017.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	February 26, 2019

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	February 26, 2019